UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Galileo Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Philip K. Holl, Esq.
Secretary
865 South Figueroa Street, Suite 1800
Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

Item 1. Schedule of Investments. -  The schedule of investments for the period November 1, 2003 through July 31, 2004 are filed herewith.

TCW Galileo Aggressive Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2004

Number of Shares	Equity Securities	Value
	Common Stock

	Banking & Financial Services (3.5% of Net Assets)

37,575	SEI Investments Co.	$1,152,425
45,753	T. Rowe Price Group, Inc.	2,114,704
	Total Banking & Financial Services	3,267,129

	Commercial Services (3.7%)

72,266	Paychex, Inc.	2,219,289
46,968	Robert Half International, Inc.	1,306,650
	Total Commercial Services	3,525,939

	Computer Services (12.9%)

128,414	Applied Micro Circuits Corp.	462,290	*
34,473	CheckFree Corp.	1,035,570	* +
30,767	Cognex Corp.	925,471
87,639	Network Appliance, Inc.	1,692,309	*
31,280	Novellus Systems, Inc.	844,560	* +
7,300	Salesforce.com, Inc.	94,973	* +
229,238	Yahoo!, Inc.	7,060,531	*
	Total Computer Services	12,115,704

	Computer Software (4.3%)

97,035	Agile Software Corp.	721,940	*
140,900	Opsware, Inc.	867,944	* +
60,500	Red Hat, Inc.	1,035,760	* +
179,935	Siebel Systems, Inc.	1,450,276	*
	Total Computer Software	4,075,920

	Electronics (14.6%)

58,464	Altera Corp.	1,217,221	* +
37,500	Intersil Corp.	688,875	+
135,943	Maxim Integrated Products, Inc.	6,538,858
180,147	XILINX, Inc.	5,301,726	* +
	Total Electronics	13,746,680

1

	Healthcare (5.1%)

42,813	Affymetrix, Inc.	1,156,379	* +
25,088	Express Scripts, Inc.	1,645,773	*
41,804	Genentech, Inc.	2,035,019	*
	Total Healthcare	4,837,171

	Media - Broadcasting & Publishing (11.1%)

62,194	Cablevision Systems Corp.	1,086,529	*
14,618	Citadel Broadcasting Corp.	205,968	* +
39,888	Clear Channel Communications, Inc.	1,424,002
65,752	Cox Radio, Inc.	1,139,482	*
135,494	Univision Communications, Inc.	3,925,261	* +
112,524	Westwood One, Inc.	2,678,071	*
	Total Media - Broadcasting & Publishing	10,459,313

	Medical Supplies (1.0%)

28,185	Digene Corp.	962,236	*

	Pharmaceuticals (4.3%)

27,100	Corgentech, Inc.	375,064	*
20,852	Eon Labs, Inc.	607,210	*
31,300	MGI Pharma, Inc.	876,713	* +
50,100	Nektar Therapeutics	878,754	*
25,100	Onyx Pharmaceuticals, Inc.	856,663	* +
48,000	Vicuron Pharmaceuticals, Inc.	482,880	*
	Total Pharmaceuticals	4,077,284

	Retail (18.9%)

75,150	Amazon.com, Inc.	2,924,838	* +
91,348	Bed, Bath & Beyond, Inc.	3,232,806	* +
114,789	eBay, Inc.	8,991,422	*
97,164	InterActiveCorp.	2,652,577	* +
	Total Retail	17,801,643

	Telecommunications (17.8%)

211,112	CIENA Corp.	595,336	*
144,068	EchoStar Communications Corp.	3,993,565	*
153,501	Juniper Networks, Inc.	3,524,383	* +
102,300	Mindspeed Technologies, Inc.	330,429	*

2

83,546	Research In Motion, Ltd.	5,152,282	*
68,641	Sprint Corp. (FON Group)	1,282,214
15,690	Telephone & Data Systems, Inc.	1,190,871	+
168,051	Time Warner Telecom, Inc.	729,341	*
	Total Telecommunications	16,798,421

	Total Common Stock (Cost: $50,659,041) (97.2%)	91,667,440

Number of Warrants
	Warrants (Cost: $80,643) (0.3%)

	Media - Broadcasting & Publishing

11,170	InterActiveCorp., Strike Price $13.41, expires 02/04/09	336,775	*

	Total Equity Securities (Cost: $50,739,684) (97.5%)	92,004,215

Principal Amount	Short-Term Investments
$882,294	Bank of America, 1.313%, due 10/19/04	882,294	**
38,010	Bank of Montreal, 1.37%, due 08/23/04	38,010	**
756,252	Bank of Nova Scotia, 1.32%, due 08/13/04	756,252	**
252,084	Bear Stearns Companies, Inc., 1.448%, due 12/15/04	252,084	**
478,960	BGI Institutional Money Market Fund, 1.265%, due 08/02/04	478,960	**
1,260,421	BNP Paribas, 1.405%, due 09/13/04	1,260,421	**
504,168	Canadian Imperial Bank of Commerce, 1.355%, due 11/04/04	504,168	**
378,126	Credit Suisse First Boston Corp., 1.321%, due 09/08/04	378,126	**
630,210	Den Danske Bank, 1.27%, due 08/06/04	630,210	**
630,210	Deutsche Bank, 1.313%, due 10/12/04	630,210	**
252,085	Dexia Group, 1.505%, due 10/01/04	252,085	**
252,084	Federal National Mortgage Association, 1.301%, due 08/11/04	252,084	**
126,042	Fortis Bank, 1.29%, due 09/03/04	126,042	**
252,085	Fortis Bank, 1.42%, due 09/14/04	252,085	**
630,210	Fortis Bank, 1.52%, due 10/01/04	630,210	**
502,278	Govco, Inc., 1.252%, due 08/02/04	502,278	**

3

756,252	Greyhawk Funding, 1.341%, due 08/18/04	756,252	**
126,042	Halifax Bank of Scotland, 1.3%, due 09/03/04	126,042	**
2,779,948	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	2,779,948
628,803	Jupiter Securitization Corp., 1.341%, due 08/18/04	628,803	**
784,634	Merrill Lynch Premier Institutional Fund, 1.278%, due 08/02/04	784,634	**
1,966,256	Merrimac Cash Fund-Premium Class, 1.199%, due 08/02/04	1,966,256	**
378,126	Royal Bank of Canada, 1.25%, due 08/04/04	378,126	**
680,627	Royal Bank of Scotland, 1.25%, due 08/04/04	680,627	**
628,720	Sheffiled Receivables Corp., 1.332%, due 08/16/04	628,720	**
1,260,421	Toronto Dominion Bank, 1.09%, due 08/02/04	1,260,421	**
882,294	Wells Fargo & Co., 1.28%, due 08/27/04	882,294	**
630,210	Wells Fargo & Co., 1.33%, due 08/17/04	630,210	**
626,592	Wells Fargo & Co., 1.34%, due 08/18/04	626,592	**
	Total Short-Term Investments (Cost: $19,954,444) (21.2%)	19,954,444

	Total Investments (Cost: $70,694,128) (118.7%)	111,958,659

	Liabilities in Excess of Other Assets (-18.7%)	(17,652,427)
	Net Assets (100.0%)	$94,306,232

Notes to the Schedule of Investments:

*	Non-income producing.
**	Represents investments of security lending collateral.
+	Security partially or fully lent.

4

TCW Galileo Convertible Securities Fund

Schedule of Investments (Unaudited)	July 31, 2004

Principal Amount	Fixed Income Securities	Value
	Automotive (1.1% of Net Assets)

$135,000	Wabash National Corp., (144A), 3.25%, due 08/01/08	$231,039	*

	Banking & Financial Services (4.1%)

370,000	Bear Stearns Co., Inc., Exchangeable Fifth Third Bancorp, 0.25%, due 05/12/10	346,559
345,000	Legg Mason, Inc., 0%, due 06/06/31	218,644
280,000	Silicon Valley Bancshares, (144A), 0%, due 06/15/08	336,672	*
	Total Banking & Financial Services	901,875

	Commercial Services (1.7%)

80,000	Celgene Corp., 1.75%, due 06/01/08	104,400	+
440,000	Manpower, Inc., 0%, due 08/17/21	278,850
	Total Commercial Services	383,250

	Communications (1.4%)

10,000	Comverse Technology, Inc., 0%, due 05/15/23	11,425
260,000	Comverse Technology, Inc., (144A), 0%, due 05/15/23	297,050	*
	Total Communications	308,475

	Computer Services (11.7%)

30,000	Computer Associates International, Inc., 1.625%, due 12/15/09	42,487	+
280,000	Computer Associates International, Inc., (144A), 1.625%, due 12/15/09	396,550	*
220,000	CSG Systems International, Inc., (144A), 2.5%, due 06/15/24	204,325	* +
110,000	Digital River, Inc., (144A), 1.25%, due 01/01/24	106,837	*
145,000	Juniper Networks, Inc., 0%, due 06/15/08	193,756	+
320,000	Micron Technology, Inc., (144A), 2.5%, due 02/01/10	419,600	*
885,000	Morgan Stanley, Exchangeable Cisco Systems, Inc., 0.25%, due 05/15/10	973,500
140,000	Yahoo!, Inc., (144A), 0%, due 04/01/08	227,150	* +
	Total Computer Services	2,564,205

1

	Computer Software (2.5%)

190,000	DST Systems, Inc., (144A), 4.125%, due 08/15/23	232,256	*
90,000	International Game Technology, 0%, due 01/29/33	66,712
330,000	International Game Technology, (144A), 0%, due 01/29/33	244,612	*
	Total Computer Software	543,580

	Electric Utilities (0.8%)

215,000	Calpine Corp., (144A), 4.75%, due 11/15/23	173,344	* +

	Electronics (6.2%)

350,000	Agere Systems, Inc., 6.5%, due 12/15/09	351,312
195,000	Eastman Kodak Co., (144A), 3.375%, due 10/15/33	215,231	*
710,000	Lehman Brothers Holdings, Inc., 0.25%, due 08/27/10	688,487	^
120,000	Solectron Corp., (144A), 0.5%, due 02/15/34	103,650	*
	Total Electronics	1,358,680

	Entertainment & Leisure (4.1%)

365,000	Carnival Corp., 1.132%, due 04/29/33	280,594
595,000	Morgan Stanley, Exchangeable The Walt Disney Co., 0.25%, due 12/30/08	612,850
	Total Entertainment & Leisure	893,444

	Healthcare (2.8%)

160,000	AmeriSource Health Corp., 5%, due 12/01/07	176,600	+
740,000	Universal Health Services, Inc., 0.426%, due 06/23/20	436,600
	Total Healthcare	613,200

	Industrial - Diversified (5.7%)

300,000	Tyco International Group SA, (144A), 2.75%, due 01/15/18	426,000	*
545,000	Tyco International Group SA, (144A), 3.125%, due 01/15/23	836,956	*
	Total Industrial - Diversified	1,262,956

2

	Lodging (0.6%)

125,000	Hilton Hotels Corp., 3.375%, due 04/15/23	133,906	+

	Media - Broadcasting & Publishing (2.9%)

350,000	Liberty Media Corp., (144A), 0.75%, due 03/30/23	383,687	*
70,000	Liberty Media Corp., Exchangeable Time Warner Inc., 0.75%, due 03/30/23	76,738	+
205,000	Liberty Media Corp., Exchangeable Viacom Inc., Class B, 3.25%, due 03/15/31	181,169	+
	Total Media - Broadcasting & Publishing	641,594

	Medical Supplies (6.3%)

615,000	Alza Corp., Exchangeable Johnson & Johnson, Inc., 0%, due 07/28/20	469,706
285,000	Cooper Companies, Inc., (144A), 2.625%, due 07/01/23	420,019	*
420,000	Fisher Scientific International, Inc., 3.25%, due 03/01/24	447,825	+
100,000	Thoratec Corp., 1.38%, due 05/16/34	49,625
	Total Medical Supplies	1,387,175

	Oil & Gas (3.9%)

205,000	McMoRan Exploration Co., (144A), 6%, due 07/02/08	275,213	*
165,000	Pride International, Inc., 2.5%, due 03/01/07	194,568
15,000	Pride International, Inc., (144A), 2.5%, due 03/01/07	17,688	*
160,000	Pride International, Inc., (144A), 3.25%, due 05/01/33	164,200	* +
215,000	Willbros Group, Inc., (144A), 2.75%, due 03/15/24	208,281	*
	Total Oil & Gas	859,950

	Pharmaceuticals (8.2%)

220,000	Axcan Pharma, Inc., (144A), 4.25%, due 04/15/08	333,850	*
145,000	DeCode Genetics, Inc., (144A), 3.5%, due 04/15/11	121,438	*
220,000	Gilead Sciences, Inc., 2%, due 12/15/07	318,450	+
230,000	Medarex, Inc., (144A), 2.25%, due 05/15/11	176,238	*
145,000	MGI Pharma, Inc., (144A), 2.25%, due 03/02/24	118,900
65,000	Teva Pharmaceutical Finance II LLC, Series A, 0.5%, due 02/01/24	64,025
65,000	Teva Pharmaceutical Finance II LLC, Series B, 0.25%, due 02/01/24	64,513	+

3

245,000	Teva Pharmaceutical Industries, Ltd., 0.75%, due 08/15/21	341,163
185,000	Teva Pharmaceutical Industries, Ltd., (144A), 0.375%, due 11/15/22	263,625	*
	Total Pharmaceuticals	1,802,202

	Retail (2.2%)

275,000	Costco Companies, Inc., 0%, due 08/19/17	254,719
160,000	The Gap, Inc., 5.75%, due 03/15/09	233,000
	Total Retail	487,719

	Transportation (2.1%)

15,000	Alaska Air Group, Inc., 4.05%, due 03/21/23	16,002
155,000	Alaska Air Group, Inc., (144A), 4.05%, due 03/21/23	165,354	*
40,000	JetBlue Airways Corp., 3.5%, due 07/15/33	38,650
175,000	JetBlue Airways Corp., (144A), 3.5%, due 07/15/33	169,094	*
100,000	Northwest Airlines Corp., (144A), 6.625%, due 05/15/23	80,000	*
	Total Transportation	469,100
	Total Fixed Income Securities (Cost: $13,900,595) (68.3%)	15,015,694

Number of Shares	Equity Securities
	Convertible Preferred Stock

	Automotive (4.2%)

13,780	Ford Motor Co. Capital Trust II, $3.25	736,541
7,930	General Motors Corp., $1.3125	192,778
	Total Automotive	929,319

	Banking & Financial Services (4.0%)

6,625	Household International, Inc., Exchangeable HSBC Holdings PLC, $2.219	284,875
2,665	Sovereign Capital Trust IV, $2.1875	127,254	**
2,325	State Street Corp., $13.50	470,394
	Total Banking & Financial Services	882,523

4

	Commercial Services (2.7%)

21,380	Solectron Corp., $1.8125	318,134	+
2,255	Xerox Corp., $6.25	286,949
	Total Commercial Services	605,083

	Electric Utilities (1.3%)

6,095	TXU Corp., $4.0625	276,408

	Healthcare (2.0%)

5,480	Baxter International, Inc., $3.50	281,946	+
3,300	Omnicare, Inc., $2.00	158,400
	Total Healthcare	440,346

	Insurance (5.1%)

11,865	Chubb Corp., $1.75	326,169	+
4,000	Hartford Financial Services Group, Inc., $3.50	252,720
6,780	Phoenix Companies, Inc., Exchangeable Hilb, Rogal and Hamilton Co., $2.667	232,642	**
4,645	The St. Paul Companies, Inc., $4.50	311,587
	Total Insurance	1,123,118

	Media - Broadcasting & Publishing (2.5%)

6,150	Equity Securities Trust, Exchangeable Cablevision Systems Corp., $1.406	122,631
7,650	Equity Securities Trust, Exchangeable Cablevision Systems Corp., $2.343	137,776	+
285	Radio One, Inc., $65.00	287,850
	Total Media - Broadcasting & Publishing	548,257

	Oil & Gas (2.1%)

225	Chesapeake Energy Corp., (144A), $41.25	249,188	*
4,080	Unocal Corp., $3.125	211,650
	Total Oil & Gas	460,838

	Paper & Forest Products (1.0%)

4,480	Boise Cascade Corp., $3.75	216,608

	Telecommunications (2.7%)

6,345	Alltel Corp., $3.875	317,885
5,965	Motorola, Inc., $3.50	273,972
	Total Telecommunications	591,857

5

	Total Convertible Preferred Stock (Cost: $5,096,867) (27.6%)	6,074,357

	Common Stock (Cost: $375,230) (2.1%)

	Banking & Financial Services (2.1%)

42,105	E*TRADE Group, Inc.	466,102	**

	Total Equity Securities (Cost: $5,472,097) (29.7%)	6,540,459

Principal Amount	Short-Term Investments
$146,216	Bank of America, 1.313%, due 10/19/04	146,216	***
6,299	Bank of Montreal, 1.37%, due 08/23/04	6,299	***
125,328	Bank of Nova Scotia, 1.32%, due 08/13/04	125,328	***
41,776	Bear Stearns Companies, Inc., 1.448%, due 12/15/04	41,776	***
79,374	BGI Institutional Money Market Fund, 1.265%, due 08/02/04	79,374	***
208,879	BNP Paribas, 1.405%, due 09/13/04	208,879	***
83,552	Canadian Imperial Bank of Commerce, 1.355%, due 11/04/04	83,552	***
62,664	Credit Suisse First Boston Corp., 1.321%, due 09/08/04	62,664	***
104,440	Den Danske Bank, 1.27%, due 08/06/04	104,440	***
104,440	Deutsche Bank, 1.313%, due 10/12/04	104,440	***
41,776	Dexia Group, 1.505%, due 10/01/04	41,776	***
41,776	Federal National Mortgage Association, 1.301%, due 08/11/04	41,776	***
20,888	Fortis Bank, 1.29%, due 09/03/04	20,888	***
41,776	Fortis Bank, 1.42%, due 09/14/04	41,776	***
104,440	Fortis Bank, 1.52%, due 10/01/04	104,440	***
83,238	Govco, Inc., 1.252%, due 08/02/04	83,238	***
125,328	Greyhawk Funding, 1.341%, due 08/18/04	125,328	***
20,888	Halifax Bank of Scotland, 1.3%, due 09/03/04	20,888	***
382,465	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	382,465
104,206	Jupiter Securitization Corp., 1.341%, due 08/18/04	104,206	***
130,031	Merrill Lynch Premier Institutional Fund, 1.278%, due 08/02/04	130,031	***

6

325,852	Merrimac Cash Fund-Premium Class, 1.199%, due 08/02/04	325,852	***
62,664	Royal Bank of Canada, 1.25%, due 08/04/04	62,664	***
112,795	Royal Bank of Scotland, 1.25%, due 08/04/04	112,795	***
104,193	Sheffiled Receivables Corp., 1.332%, due 08/16/04	104,193	***
208,880	Toronto Dominion Bank, 1.09%, due 08/02/04	208,880	***
146,216	Wells Fargo & Co., 1.28%, due 08/27/04	146,216	***
104,440	Wells Fargo & Co., 1.33%, due 08/17/04	104,440	***
103,840	Wells Fargo & Co., 1.34%, due 08/18/04	103,840	***
	Total Short-Term Investments (Cost: $3,228,660) (14.7%)	3,228,660

	Total Investments (Cost: $22,601,352) (112.7%)	24,784,813

	Liabilities in Excess of Other Assets (-12.7%)	(2,798,639)
	Net Assets (100.0%)	$21,986,174

Notes to the Schedule of Investments:

*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the value of these securities amounted to $7,479,147 or 34.02% of net assets.

**	Non-income producing.
***	Represents investments of security lending collateral.
+	Security partially or fully lent.
^	Security convertible into a basket of four technology companies: Applied Materials, Inc., Xilinx, Inc., Texas Instruments, Inc., and Maxim Integrated Products, Inc.

7

TCW Galileo Diversified Value Fund

Schedule of Investments (Unaudited)	July 31, 2004

Number of Shares	Common Stock	Value
	Aerospace/Defense (11.6% of Net Assets)

25,550	Boeing Co.	$1,296,662
34,009	Honeywell International, Inc.	1,279,078
20,000	Textron, Inc.	1,226,000
8,600	United Technologies Corp.	804,100
	Total Aerospace/Defense	4,605,840

	Automotive (2.0%)

18,250	General Motors Corp.	787,305

	Banking & Financial Services (8.6%)

19,650	American Express Co.	987,412
42,418	J.P. Morgan Chase & Co., Inc.	1,583,464
16,800	Merrill Lynch & Company, Inc.	835,296
	Total Banking & Financial Services	3,406,172

	Beverages, Food & Tobacco (3.1%)

16,900	Flowers Foods, Inc.	441,090
25,800	Kraft Foods, Inc., Class A	788,190
	Total Beverages, Food & Tobacco	1,229,280

	Chemicals (1.9%)

7,550	Potash Corp. of Saskatchewan, Inc.	730,009

	Communications (1.8%)

20,700	Sony Corp. (ADR)	717,255

	Computer Services (9.1%)

32,850	Apple Computer, Inc.	1,062,369	*
27,750	Computer Associates International, Inc.	700,410
48,957	Hewlett-Packard Co.	986,484
5,800	International Business Machines Corp.	505,006
65,700	Solectron Corp.	361,350	*
	Total Computer Services	3,615,619

1

	Computer Software (1.2%)

17,100	Microsoft Corp.	486,666

	Electronics (3.1%)

64,600	Advanced Micro Devices, Inc.	806,854	*
21,700	Intersil Corp.	398,629
	Total Electronics	1,205,483

	Energy & Oil Services (3.7%)

19,750	Halliburton Co.	627,062
29,900	Transocean, Inc.	849,160	*
	Total Energy & Oil Services	1,476,222

	Entertainment & Leisure (4.5%)

51,900	Mattel, Inc.	909,288
37,850	The Walt Disney Co.	873,956
	Total Entertainment & Leisure	1,783,244

	Healthcare (1.4%)

14,500	HCA, Inc.	560,425

	Insurance (7.7%)

16,500	Allstate Corp.	776,820
12,550	American International Group, Inc.	886,657
7,200	Chubb Corp.	495,216
29,300	Medco Health Solutions, Inc.	887,790	*
	Total Insurance	3,046,483

	Media - Broadcasting & Publishing (4.6%)

49,900	Readers Digest Association, Inc.	712,572
67,350	Time Warner, Inc.	1,121,378	*
	Total Media - Broadcasting & Publishing	1,833,950

	Medical Supplies (4.5%)

14,650	Bausch & Lomb, Inc.	902,294
18,350	Becton Dickinson & Co.	866,671
	Total Medical Supplies	1,768,965

2

	Metals (0.7%)

3,650	Phelps Dodge Corp.	284,481	*

	Oil & Gas (2.5%)

12,622	ConocoPhillips	994,235

	Paper & Forest Products (5.2%)

16,350	Kimberly-Clark Corp.	1,047,545
33,200	MeadWestvaco Corp.	991,352
	Total Paper & Forest Products	2,038,897

	Pharmaceuticals (3.9%)

9,900	Merck & Company, Inc.	448,965
55,300	Schering-Plough Corp.	1,076,138
	Total Pharmaceuticals	1,525,103

	Retail (5.5%)

21,850	J.C. Penney Co., Inc.	874,000
14,300	Sears Roebuck & Co.	524,524
47,350	Toys ‘R’ Us, Inc.	779,381	*
	Total Retail	2,177,905

	Telecommunications (2.2%)

225,700	Qwest Communications International, Inc.	877,973	*

	Transportation (5.7%)

30,900	CNF, Inc.	1,274,934
31,400	CSX Corp.	982,820
	Total Transportation	2,257,754

	Utilities (1.7%)

21,650	American Electric Power Company, Inc.	673,532

	Total Common Stock (Cost: $35,825,225) (96.2%)	38,082,798

3

Principal Amount	Short-Term Investments (Cost: $1,676,877) (4.2%)

$1,676,877	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	1,676,877

	Total Investments (Cost: $37,502,102) (100.4%)	39,759,675

	Liabilities in Excess of Other Assets (-0.4%)	(155,700)
	Net Assets (100.0%)	$39,603,975

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.

4

TCW Galileo Dividend Focused Fund

Schedule of Investments (Unaudited)	July 31, 2004

Number of Shares	Equity Securities	Value
	Common Stock

	Aerospace/Defense (8.7% of Net Assets)

57,000	Boeing Co.	$2,892,750
83,400	Honeywell International, Inc.	3,136,674
57,200	Textron, Inc.	3,506,360	+
	Total Aerospace/Defense	9,535,784

	Automotive (2.3%)

58,300	General Motors Corp.	2,515,062	+

	Banking & Financial Services (9.1%)

29,415	Bank of America Corp.	2,500,569
35,600	Citigroup, Inc.	1,569,604
66,500	Friedman, Billings, Ramsey Group, Inc.	1,093,925	+
87,900	J.P. Morgan Chase & Co., Inc.	3,281,307
30,300	Merrill Lynch & Company, Inc.	1,506,516
	Total Banking & Financial Services	9,951,921

	Beverages, Food & Tobacco (5.7%)

55,600	Flowers Foods, Inc.	1,451,160
71,100	Kraft Foods, Inc., Class A	2,172,105
119,500	Sara Lee Corp.	2,624,220
	Total Beverages, Food & Tobacco	6,247,485

	Chemicals (5.7%)

42,800	Air Products & Chemicals, Inc.	2,214,900
50,400	Dow Chemical Co.	2,010,456
20,600	Potash Corp. of Saskatchewan, Inc.	1,991,814	+
	Total Chemicals	6,217,170

	Communications (1.6%)

50,100	Sony Corp. (ADR)	1,735,965	+

1

	Computer Services (3.8%)

77,500	Computer Associates International, Inc.	1,956,100	+
107,600	Hewlett-Packard Co.	2,168,140
	Total Computer Services	4,124,240

	Computer Software (4.0%)

155,300	Microsoft Corp.	4,419,838

	Electronics (1.5%)

135,600	Advanced Micro Devices, Inc.	1,693,644	* +

	Energy & Oil Services (1.9%)

67,300	Halliburton Co.	2,136,775

	Entertainment & Leisure (4.2%)

119,400	Mattel, Inc.	2,091,888
110,100	The Walt Disney Co.	2,542,209	+
	Total Entertainment & Leisure	4,634,097

	Insurance (9.3%)

79,400	Aon Corp.	2,099,336
24,900	Chubb Corp.	1,712,622
24,800	Hartford Financial Services Group	1,614,480	+
36,100	Safeco Corp.	1,698,866
81,100	The St. Paul Travelers Companies, Inc.	3,006,377	+
	Total Insurance	10,131,681

	Medical Supplies (1.0%)

17,600	Bausch & Lomb, Inc.	1,083,984

	Oil & Gas (2.7%)

36,900	ConocoPhillips	2,906,613

	Paper & Forest Products (5.6%)

45,100	Kimberly-Clark Corp.	2,889,557
108,300	MeadWestvaco Corp.	3,233,838
	Total Paper & Forest Products	6,123,395

2

	Pharmaceuticals (3.6%)

58,600	Merck & Company, Inc.	2,657,510
65,800	Schering-Plough Corp.	1,280,468
	Total Pharmaceuticals	3,937,978

	Real Estate (3.4%)

159,300	American Financial Realty Trust (REIT)	2,110,725
102,500	Crescent Real Estate Equities Co. (REIT)	1,610,275
	Total Real Estate	3,721,000

	Retail (7.1%)

87,900	J.C. Penney Co., Inc.	3,516,000	+
92,300	May Department Stores Co.	2,448,719	+
49,700	Sears Roebuck & Co.	1,822,996	+
	Total Retail	7,787,715

	Transportation (4.5%)

66,500	CNF, Inc.	2,743,790
68,400	CSX Corp.	2,140,920
	Total Transportation	4,884,710

	Utilities (3.0%)

105,100	American Electric Power Company, Inc.	3,269,661

	Total Common Stock (Cost: $89,859,006) (88.7%)	97,058,718

Number of Shares
	Convertible Preferred Stock (Cost: $2,792,590) (2.6%)

	Telecommunications (2.6%)

55,300	Alltel Corp., $3.875	2,875,600

	Total Equity Securities (Cost: $92,651,596) (91.3%)	99,934,318

3

Principal Amount	Short-Term Investments
$910,515	Bank of America, 1.313%, due 10/19/04	910,515	**
39,226	Bank of Montreal, 1.37%, due 08/23/04	39,226	**
780,442	Bank of Nova Scotia, 1.32%, due 08/13/04	780,442	**
260,147	Bear Stearns Companies, Inc., 1.448%, due 12/15/04	260,147	**
494,280	BGI Institutional Money Market Fund, 1.265%, due 08/02/04	494,280	**
1,300,736	BNP Paribas, 1.405%, due 09/13/04	1,300,736	**
520,294	Canadian Imperial Bank of Commerce, 1.355%, due 11/04/04	520,294	**
390,221	Credit Suisse First Boston Corp., 1.321%, due 09/08/04	390,221	**
650,368	Den Danske Bank, 1.27%, due 08/06/04	650,368	**
650,368	Deutsche Bank, 1.313%, due 10/12/04	650,368	**
260,147	Dexia Group, 1.505%, due 10/01/04	260,147	**
260,147	Federal National Mortgage Association, 1.301%, due 08/11/04	260,147	**
130,074	Fortis Bank, 1.29%, due 09/03/04	130,074	**
260,147	Fortis Bank, 1.42%, due 09/14/04	260,147	**
650,368	Fortis Bank, 1.52%, due 10/01/04	650,368	**
518,343	Govco, Inc., 1.252%, due 08/02/04	518,343	**
780,442	Greyhawk Funding, 1.341%, due 08/18/04	780,442	**
130,074	Halifax Bank of Scotland, 1.3%, due 09/03/04	130,074	**
10,691,975	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	10,691,975
648,916	Jupiter Securitization Corp., 1.341%, due 08/18/04	648,916	**
809,731	Merrill Lynch Premier Institutional Fund, 1.278%, due 08/02/04	809,731	**
2,029,148	Merrimac Cash Fund-Premium Class, 1.199%, due 08/02/04	2,029,148	**
390,221	Royal Bank of Canada, 1.25%, due 08/04/04	390,221	**
702,397	Royal Bank of Scotland, 1.25%, due 08/04/04	702,397	**
648,830	Sheffiled Receivables Corp., 1.332%, due 08/16/04	648,830	**
1,300,736	Toronto Dominion Bank, 1.09%, due 08/02/04	1,300,736	**
910,515	Wells Fargo & Co., 1.28%, due 08/27/04	910,515	**
650,368	Wells Fargo & Co., 1.33%, due 08/17/04	650,368	**
646,634	Wells Fargo & Co., 1.34%, due 08/18/04	646,634	**
	Total Short-Term Investments (Cost: $28,415,810) (26.0%)	28,415,810

4

Total Investments (Cost: $121,067,406) (117.3%)	128,350,128

Liabilities in Excess of Other Assets (-17.3%)	(18,922,053)
Net Assets (100.0%)	$109,428,075

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
REIT	-	Real Estate Investment Trust

*		Non-income producing.
**		Represents investments of security lending collateral.
+		Security partially or fully lent.

5

TCW Galileo Focused Large Cap Value Fund

Schedule of Investments (Unaudited)	July 31, 2004

Number of Shares	Common Stock	Value
	Aerospace/Defense (1.8% of Net Assets)
335	General Dynamics Corp.	$33,105

	Automotive (1.7%)

570	Lear Corp.	31,424

	Banking & Financial Services (9.2%)

1,150	Citigroup, Inc.	50,703
1,375	H&R Block, Inc.	67,554
1,055	Morgan Stanley	52,043
	Total Banking & Financial Services	170,300

	Chemicals (3.9%)

1,410	Air Products & Chemicals, Inc.	72,967

	Commercial Services (3.8%)

2,345	Ecolab, Inc.	71,522

	Computer Services (1.9%)

990	Dell, Inc.	35,115	*

	Computer Software (5.0%)

5,380	Oracle Corp.	56,544	*
4,455	Siebel Systems, Inc.	35,907	*
	Total Computer Software	92,451

	Electrical Equipment (3.2%)

1,800	General Electric Co.	59,850

	Electronics (5.2%)

2,020	Intel Corp.	49,248
2,235	Texas Instruments, Inc.	47,673
	Total Electronics	96,921

1

	Energy & Oil Services (16.8%)

500	Anadarko Petroleum Corp.	29,895
1,100	Apache Corp.	51,183
2,890	Halliburton Co.	91,757
75	Peabody Energy Corp.	4,213
1,025	Schlumberger, Ltd.	65,928
2,422	Transocean, Inc.	68,785	*
	Total Energy & Oil Services	311,761

	Entertainment & Leisure (2.5%)

2,580	Hasbro, Inc.	46,879

	Industrial - Diversified (5.3%)

3,210	Tyco International, Ltd.	99,510

	Insurance (7.4%)

2,395	Aon Corp.	63,324
1,675	Marsh & McLennan Companies, Inc.	74,337
	Total Insurance	137,661

	Metals (8.1%)

2,130	Alcoa, Inc.	68,224
795	Rio Tinto PLC (ADR)	83,372
	Total Metals	151,596

	Office Equipment & Supplies (3.8%)

1,170	Avery Dennison Corp.	70,867

	Oil & Gas (2.3%)

1,120	Noble Corp.	43,366	*

	Paper & Forest Products (3.3%)

985	Weyerhaeuser Co.	61,070

	Retail (9.9%)

1,135	Costco Wholesale Corp.	46,149

2

1,870	Kohl’s Corp.	85,571	*
2,315	The Gap, Inc.	52,551
	Total Retail	184,271

	Telecommunications (2.5%)

2,860	Motorola, Inc.	45,560

	Transportation (3.0%)

2,075	Norfolk Southern Corp.	55,382

	Total Common Stock (Cost: $1,747,191) (100.6%)	1,871,578

Principal Amount	Short-Term Investments (Cost: $5,793 (0.3%)

$5,793	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	5,793

	Total Investments (Cost: $1,752,984) (100.9%)	1,877,371

	Liabilities in Excess of Other Assets (-0.9%)	(16,914)
	Net Assets (100.0%)	$1,860,457

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.

3

TCW Galileo Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2004

Number of Shares	Common Stock	Value

	Advertising (3.2% of Net Assets)

3,350	Lamar Advertising Co.	$134,703	*
6,350	Monster Worldwide, Inc.	140,271	*
	Total Advertising	274,974

	Banking & Financial Services (10.9%)

10,150	E*TRADE Group, Inc.	112,360	*
3,450	Jackson Hewitt Tax Service, Inc.	60,030	*
7,550	SEI Investments Co.	231,558
8,250	T. Rowe Price Group, Inc.	381,315
2,500	Zions Bancorp.	151,250
	Total Banking & Financial Services	936,513

	Biological Products (1.6%)

5,900	MedImmune, Inc.	135,936	*

	Commercial Services (15.4%)

5,300	Advisory Board Co.	169,176	*
6,550	Alliance Data Systems Corp.	260,100	*
3,950	Corporate Executive Board Co.	223,965
5,000	Resources Connection, Inc.	193,900	*
14,000	Robert Half International, Inc.	389,480
900	Strayer Education, Inc.	87,678
	Total Commercial Services	1,324,299

	Computer Services (10.2%)

8,500	Cognizant Technology Solutions Corp.	234,175	*
1,950	Mercury Interactive Corp.	71,292	*
700	Salesforce.com, Inc.	9,107	*
18,450	Yahoo!, Inc.	568,260	*
	Total Computer Services	882,834

	Electronics (9.4%)

2,200	Broadcom Corp.	77,792	*
2,550	Intersil Corp.	46,843

1

850	KLA-Tencor Corp.	35,029	*
4,150	Marvell Technology Group, Ltd.	96,363	*
3,700	Maxim Integrated Products, Inc.	177,970
8,500	PMC-Sierra, Inc.	100,980	*
9,400	XILINX, Inc.	276,642
	Total Electronics	811,619

	Energy & Oil Services (1.3%)

2,250	BJ Services Co.	111,735	*

	Financial Services (2.1%)

8,550	CapitalSource, Inc.	184,851	*

	Foods, Hotels & Restaurants (1.0%)

1,850	P.F. Chang’s China Bistro, Inc.	82,196	*

	Healthcare (9.1%)

5,500	Affymetrix, Inc.	148,555	*
3,300	Express Scripts, Inc.	216,480	*
8,550	Genentech, Inc.	416,214	*
	Total Healthcare	781,249

	Heavy Machinery (3.3%)

4,850	Smith International, Inc.	282,658	*

	Industrial - Diversified (1.9%)

5,300	MSC Industrial Direct Co.	165,890

	Lodging (1.2%)

1,750	Four Seasons Hotels, Inc.	106,208

	Media - Broadcasting & Publishing (2.5%)

6,250	Univision Communications, Inc.	181,063	*
1,600	Westwood One, Inc.	38,080	*
	Total Media - Broadcasting & Publishing	219,143

2

	Pharmaceuticals (3.4%)

3,000	MGI Pharma, Inc.	84,030	*
4,500	Nektar Therapeutics	78,930	*
2,450	Onyx Pharmaceuticals, Inc.	83,619	*
4,600	Vicuron Pharmaceuticals, Inc.	46,276	*
	Total Pharmaceuticals	292,855

	Retail (17.2%)

8,450	Amazon.com, Inc.	328,874	*
3,200	Bed, Bath & Beyond, Inc.	113,248	*
6,700	eBay, Inc.	524,811	*
11,300	InterActiveCorp.	308,490	*
6,100	Netflix.com, Inc.	125,050	*
2,500	Williams-Sonoma, Inc.	81,225	*
	Total Retail	1,481,698

	Telecommunications (2.2%)

8,400	Juniper Networks, Inc.	192,864	*

	Transportation (1.2%)

4,600	Sirva, Inc.	107,548	*

	Total Common Stock (Cost: $8,769,404) (97.1%)	8,375,070

Principal Amount	Short-Term Investments (Cost: $58,115) (0.7%)
$58,115	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	58,115

	Total Investments (Cost: $8,827,519) (97.8%)	8,433,185

	Excess of Other Assets over Liabilities (2.2%)	188,840
	Net Assets (100.0%)	$8,622,025

Notes to the Schedule of Investments:
*	Non-income producing.

3

TCW Galileo Growth Insights Fund

Schedule of Investments (Unaudited)	July 31, 2004

Number of Shares	Common Stock	Value

	Apparel Retailers (3.7% of Net Assets)

1,580	Chico’s FAS, Inc.	$66,155	*

	Beverages, Food & Tobacco (1.4%)

900	John B. Sanfilippo & Son, Inc.	23,895	*

	Biological Products (5.0%)

1,250	Gilead Sciences, Inc.	80,800	*
360	MedImmune, Inc.	8,294	*
	Total Biological Products	89,094

	Computer Services (5.6%)

800	Cisco Systems, Inc.	16,688	*
1,200	Foundry Networks, Inc.	12,312	*
2,200	Network Appliance, Inc.	42,482	*
900	Yahoo!, Inc.	27,720	*
	Total Computer Services	99,202

	Computer Software (11.4%)

900	Electronic Arts, Inc.	45,117	*
3,700	Oracle Corp.	38,887	*
2,550	Siebel Systems, Inc.	20,553	*
2,100	Symantec Corp.	98,196	*
	Total Computer Software	202,753

	Education (2.8%)

590	Apollo Group, Inc.	49,294	*

	Electrical Equipment (9.1%)

1,650	Applied Materials, Inc.	28,000	*
2,700	General Electric Co.	89,775
2,850	Xicor, Inc.	43,054	*
	Total Electrical Equipment	160,829

1

	Electronics (17.9%)

3,000	Altera Corp.	62,460	*
875	Analog Devices, Inc.	34,737
1,150	Intersil Corp.	21,126
1,050	KLA-Tencor Corp.	43,271	*
450	Linear Technology Corp.	17,595
870	Marvell Technology Group, Ltd.	20,201	*
800	Maxim Integrated Products, Inc.	38,480
2,300	Semtech Corp.	45,655	*
1,150	XILINX, Inc.	33,845
	Total Electronics	317,370

	Foods, Hotels & Restaurants (2.1%)

850	P.F. Chang’s China Bistro, Inc.	37,766	*

	Healthcare (1.4%)

500	Genentech, Inc.	24,340	*

	Household Products (2.1%)

1,000	Jarden Corp.	36,140	*

	Industrial - Diversified (4.3%)

550	3M Co.	45,298
1,000	MSC Industrial Direct Co.	31,300
	Total Industrial - Diversified	76,598

	Insurance (9.7%)

2,250	Axis Capital Holdings, Ltd.	57,825
175	Markel Corp.	49,438	*
850	Progressive Corp.	65,127
	Total Insurance	172,390

	Media - Broadcasting & Publishing (2.2%)

1,500	XM Satellite Radio Holdings, Inc.	39,585	*

	Medical Supplies (5.8%)

960	Allergan, Inc.	72,614
400	Medtronic, Inc.	19,868

2

500	Wilson Greatbatch Technologies, Inc.	10,950	*
	Total Medical Supplies	103,432

	Retail (6.5%)

1,300	Amazon.com, Inc.	50,596	*
200	eBay, Inc.	15,666	*
1,350	Walgreen Co.	49,140
	Total Retail	115,402

	Telecommunications (7.4%)

2,900	Motorola, Inc.	46,197
700	Qualcomm, Inc.	48,356
600	Research In Motion, Ltd.	37,002	*
	Total Telecommunications	131,555

	Total Common Stock (Cost: $1,596,604) (98.4%)	1,745,800

Principal Amount	Short-Term Investments (Cost: $55,645) (3.1%)
$55,645	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	55,645

	Total Investments (Cost: $1,652,249) (101.5%)	1,801,445

	Liabilities in Excess of Other Assets (-1.5%)	(26,460)
	Net Assets (100.0%)	$1,774,985

Notes to the Schedule of Investments:
*	Non-income producing.

3

TCW Galileo Large Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2004

Number of Shares	Equity Securities	Value

	Common Stock

	Banking & Financial Services (5.3% of Net Assets)

1,250	American Express Co.	$62,812
750	Morgan Stanley	36,997
1,200	T. Rowe Price Group, Inc.	55,464
6,300	The Charles Schwab Corp.	55,314
	Total Banking & Financial Services	210,587

	Beverages, Food & Tobacco (2.4%)

850	Altria Group, Inc.	40,460
400	General Mills, Inc.	17,960
850	Kellogg Co.	35,411
	Total Beverages, Food & Tobacco	93,831

	Biological Products (2.4%)

1,650	Amgen, Inc.	93,852	*

	Commercial Services (2.1%)

3,050	Robert Half International, Inc.	84,851

	Computer Services (10.4%)

10,650	Cisco Systems, Inc.	222,159	*
2,600	Dell, Inc.	92,222	*
3,150	Yahoo!, Inc.	97,020	* +
	Total Computer Services	411,401

	Computer Software (8.5%)

4,950	Microsoft Corp.	140,877
5,900	Oracle Corp.	62,009	*
2,100	Symantec Corp.	98,196	*
1,950	Veritas Software Corp.	37,167	*
	Total Computer Software	338,249

1

	Cosmetics & Household Products (4.8%)

1,500	Gillette Co.	58,470
2,500	Procter & Gamble Co.	130,375
	Total Cosmetics & Household Products	188,845

	Electrical Equipment (6.8%)

1,750	Applied Materials, Inc.	29,697	*
7,250	General Electric Co.	241,063
	Total Electrical Equipment	270,760

	Electronics (9.9%)

4,200	Intel Corp.	102,396
650	KLA-Tencor Corp.	26,787	*
3,150	Maxim Integrated Products, Inc.	151,515
1,500	PMC-Sierra, Inc.	17,820	* +
3,200	XILINX, Inc.	94,176
	Total Electronics	392,694

	Entertainment & Leisure (0.8%)

3,717	Liberty Media Corp.	31,520

	Foods, Hotels & Restaurants (1.6%)

1,250	PepsiCo, Inc.	62,500	+

	Healthcare (6.8%)

1,000	Express Scripts, Inc.	65,600	*
1,550	Genentech, Inc.	75,454	*
2,300	Johnson & Johnson, Inc.	127,121
	Total Healthcare	268,175

	Industrial - Diversified (1.1%)

1,350	Tyco International, Ltd.	41,850	+

	Insurance (2.3%)

1,300	American International Group, Inc.	91,845

2

	Media - Broadcasting & Publishing (5.0%)

1,050	Clear Channel Communications, Inc.	37,485
2,300	Comcast Corp., Special Class A	61,640	* +
163	Liberty Media International, Inc., Class A	5,082	*
2,150	Univision Communications, Inc.	62,286	*
1,000	Viacom, Inc., Class A	34,050
	Total Media - Broadcasting & Publishing	200,543

	Medical Supplies (7.0%)

550	Allergan, Inc.	41,602
3,000	Boston Scientific Corp.	114,780	*
1,500	Medtronic, Inc.	74,505
700	St. Jude Medical, Inc.	47,691	*
	Total Medical Supplies	278,578

	Pharmaceuticals (8.6%)

1,250	Abbott Laboratories	49,188
850	Genzyme Corp.	43,588	* +
1,300	Lilly (Eli) & Co.	82,836
250	Merck & Company, Inc.	11,338
4,800	Pfizer, Inc.	153,408
	Total Pharmaceuticals	340,358

	Retail (5.9%)

950	Amazon.com, Inc.	36,974	*
1,150	Costco Wholesale Corp.	46,759	+
700	eBay, Inc.	54,831	*
1,800	Wal-Mart Stores, Inc.	95,418
	Total Retail	233,982

	Telecommunications (3.6%)

1,400	EchoStar Communications Corp.	38,808	*
1,300	Juniper Networks, Inc.	29,848	*
1,100	Qualcomm, Inc.	75,988
	Total Telecommunications	144,644

	Textiles, Clothing & Fabrics (1.2%)

1,150	Cintas Corp.	48,254

3

	Transportation (1.0%)

550	United Parcel Service, Inc., Class B	39,578

	Total Common Stock (Cost: $3,570,764) (97.5%)	3,866,897

Number of Rights
	Rights (Cost: $0) (0.0%)

33	Liberty Media International Inc., Class B, expires 08/23/04	198	*

	Total Equity Securities (Cost: $3,570,764) (97.5%)	3,867,095

Principal Amount	Short-Term Investments
$19,365	Bank of America, 1.313%, due 10/19/04	19,365	**
834	Bank of Montreal, 1.37%, due 08/23/04	834	**
16,599	Bank of Nova Scotia, 1.32%, due 08/13/04	16,599	**
5,533	Bear Stearns Companies, Inc., 1.448%, due 12/15/04	5,533	**
10,513	BGI Institutional Money Market Fund, 1.265%, due 08/02/04	10,513	**
27,665	BNP Paribas, 1.405%, due 09/13/04	27,665	**
11,066	Canadian Imperial Bank of Commerce, 1.355%, due 11/04/04	11,066	**
8,299	Credit Suisse First Boston Corp., 1.321%, due 09/08/04	8,299	**
13,832	Den Danske Bank, 1.27%, due 08/06/04	13,832	**
13,832	Deutsche Bank, 1.313%, due 10/12/04	13,832	**
5,533	Dexia Group, 1.505%, due 10/01/04	5,533	**
5,533	Federal National Mortgage Association, 1.301%, due 08/11/04	5,533	**
2,766	Fortis Bank, 1.29%, due 09/03/04	2,766	**
5,533	Fortis Bank, 1.42%, due 09/14/04	5,533	**
13,832	Fortis Bank, 1.52%, due 10/01/04	13,832	**
11,024	Govco, Inc., 1.252%, due 08/02/04	11,024	**
16,599	Greyhawk Funding, 1.341%, due 08/18/04	16,599	**
2,766	Halifax Bank of Scotland, 1.3%, due 09/03/04	2,766	**
72,202	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	72,202
13,801	Jupiter Securitization Corp., 1.341%, due 08/18/04	13,801	**

4

17,222	Merrill Lynch Premier Institutional Fund, 1.278%, due 08/02/04	17,222	**
43,157	Merrimac Cash Fund-Premium Class, 1.199%, due 08/02/04	43,157	**
8,299	Royal Bank of Canada, 1.25%, due 08/04/04	8,299	**
14,939	Royal Bank of Scotland, 1.25%, due 08/04/04	14,939	**
13,800	Sheffiled Receivables Corp., 1.332%, due 08/16/04	13,800	**
27,665	Toronto Dominion Bank, 1.09%, due 08/02/04	27,665	**
19,365	Wells Fargo & Co., 1.28%, due 08/27/04	19,365	**
13,832	Wells Fargo & Co., 1.33%, due 08/17/04	13,832	**
13,753	Wells Fargo & Co., 1.34%, due 08/18/04	13,753	**
	Total Short-Term Investments (Cost: $449,159) (11.3%)	449,159

	Total Investments (Cost: $4,019,923) (108.8%)	4,316,254

	Liabilities in Excess of Other Assets (-8.8%)	(348,039)
	Net Assets (100.0%)	$3,968,215

Notes to the Schedule of Investments:
*	Non-income producing.
**	Represents investments of security lending collateral.
+	Security partially or fully lent.

5

TCW Galileo Large Cap Value Fund

Schedule of Investments (Unaudited)	July 31, 2004

Number of Shares	Common Stock	Value

	Aerospace/Defense (3.9% of Net Assets)

35,550	Boeing Co.	$1,804,163
30,075	General Dynamics Corp.	2,972,011
	Total Aerospace/Defense	4,776,174

	Automotive (0.9%)

19,980	Lear Corp.	1,101,497	*

	Banking & Financial Services (16.8%)

28,850	American Express Co.	1,449,712
12,320	Bank of America Corp.	1,047,323
128,917	Citigroup, Inc.	5,683,950
13,500	Federal National Mortgage Association	957,960
14,150	Goldman Sachs Group, Inc.	1,247,888
44,800	H&R Block, Inc.	2,201,024
61,644	J.P. Morgan Chase & Co., Inc.	2,301,171
15,900	Merrill Lynch & Company, Inc.	790,548
27,090	Morgan Stanley	1,336,350
63,800	Wells Fargo & Co.	3,662,758
	Total Banking & Financial Services	20,678,684

	Chemicals (4.4%)

50,880	Air Products & Chemicals, Inc.	2,633,040
36,800	Dow Chemical Co.	1,467,952
15,300	Du Pont (E.I.) de Nemours & Co.	655,911
16,950	Praxair, Inc.	668,677
	Total Chemicals	5,425,580

	Commercial Services (1.8%)

73,640	Ecolab, Inc.	2,246,020	+

	Computer Services (1.1%)

31,300	Dell, Inc.	1,110,211	*
11,345	Novellus Systems, Inc.	306,315	* +
	Total Computer Services	1,416,526

1

	Computer Software (2.8%)

213,300	Oracle Corp.	2,241,783	*
144,380	Siebel Systems, Inc.	1,163,703	*
	Total Computer Software	3,405,486

	Electrical Equipment (3.3%)

25,750	Applied Materials, Inc.	436,977	*
107,900	General Electric Co.	3,587,675
	Total Electrical Equipment	4,024,652

	Electronics (3.1%)

89,365	Intel Corp.	2,178,719
77,300	Texas Instruments, Inc.	1,648,809
	Total Electronics	3,827,528

	Energy & Oil Services (15.1%)

14,700	Anadarko Petroleum Corp.	878,913	+
28,200	Apache Corp.	1,312,146
150,796	Exxon Mobil Corp.	6,981,855
105,400	Halliburton Co.	3,346,450
29,400	Peabody Energy Corp.	1,651,692
33,680	Schlumberger, Ltd.	2,166,298
81,404	Transocean, Inc.	2,311,874	*
	Total Energy & Oil Services	18,649,228

	Entertainment & Leisure (1.7%)

116,450	Hasbro, Inc.	2,115,896

	Foods, Hotels & Restaurants (0.5%)

24,155	McDonald’s Corp.	664,263

	Industrial - Diversified (5.3%)

22,260	Danaher Corp.	1,127,469
174,750	Tyco International, Ltd.	5,417,250	+
	Total Industrial - Diversified	6,544,719

2

	Insurance (14.2%)

20,280	AFLAC, Inc.	803,899
51,700	Allstate Corp.	2,434,036
78,450	American International Group, Inc.	5,542,493
98,700	Aon Corp.	2,609,628
69,300	Genworth Financial, Inc., Class A	1,575,882	* +
14,150	Hartford Financial Services Group	921,165
80,300	Marsh & McLennan Companies, Inc.	3,563,714
	Total Insurance	17,450,817

	Media - Broadcasting & Publishing (1.8%)

131,800	Time Warner, Inc.	2,194,470	*

	Metals (8.2%)

121,450	Alcoa, Inc.	3,890,044
107,900	Barrick Gold Corp.	2,063,048	+
39,735	Rio Tinto PLC (ADR)	4,167,009	+
	Total Metals	10,120,101

	Office Equipment & Supplies (2.3%)

46,480	Avery Dennison Corp.	2,815,294

	Paper & Forest Products (1.3%)

25,700	Weyerhaeuser Co.	1,593,400

	Retail (7.7%)

47,270	Costco Wholesale Corp.	1,921,998	+
50,900	Home Depot, Inc.	1,716,348
94,400	Kohl’s Corp.	4,319,744	* +
69,710	The Gap, Inc.	1,582,417	+
	Total Retail	9,540,507

	Telecommunications (1.1%)

87,050	Motorola, Inc.	1,386,707

	Transportation (1.7%)

79,480	Norfolk Southern Corp.	2,121,321

	Total Common Stock (Cost: $103,265,641) (99.0%)	122,098,870

3

Principal Amount	Short-Term Investments
$957,600	Bank of America, 1.313%, due 10/19/04	957,600	**
41,255	Bank of Montreal, 1.37%, due 08/23/04	41,255	**
820,801	Bank of Nova Scotia, 1.32%, due 08/13/04	820,801	**
273,600	Bear Stearns Companies, Inc., 1.448%, due 12/15/04	273,600	**
519,840	BGI Institutional Money Market Fund, 1.265%, due 08/02/04	519,840	**
1,368,001	BNP Paribas, 1.405%, due 09/13/04	1,368,001	**
547,200	Canadian Imperial Bank of Commerce, 1.355%, due 11/04/04	547,200	**
410,400	Credit Suisse First Boston Corp., 1.321%, due 09/08/04	410,400	**
684,001	Den Danske Bank, 1.27%, due 08/06/04	684,001	**
684,001	Deutsche Bank, 1.313%, due 10/12/04	684,001	**
273,600	Dexia Group, 1.505%, due 10/01/04	273,600	**
273,600	Federal National Mortgage Association, 1.301%, due 08/11/04	273,600	**
136,800	Fortis Bank, 1.29%, due 09/03/04	136,800	**
273,600	Fortis Bank, 1.42%, due 09/14/04	273,600	**
684,001	Fortis Bank, 1.52%, due 10/01/04	684,001	**
545,148	Govco, Inc., 1.252%, due 08/02/04	545,148	**
820,801	Greyhawk Funding, 1.341%, due 08/18/04	820,801	**
136,800	Halifax Bank of Scotland, 1.3%, due 09/03/04	136,800	**
1,077,628	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	1,077,628
682,473	Jupiter Securitization Corp., 1.341%, due 08/18/04	682,473	**
851,604	Merrill Lynch Premier Institutional Fund, 1.278%, due 08/02/04	851,604	**
2,134,082	Merrimac Cash Fund-Premium Class, 1.199%, due 08/02/04	2,134,082	**
410,400	Royal Bank of Canada, 1.25%, due 08/04/04	410,400	**
738,721	Royal Bank of Scotland, 1.25%, due 08/04/04	738,721	**
682,383	Sheffiled Receivables Corp., 1.332%, due 08/16/04	682,383	**
1,368,001	Toronto Dominion Bank, 1.09%, due 08/02/04	1,368,001	**
957,601	Wells Fargo & Co., 1.28%, due 08/27/04	957,601	**
684,001	Wells Fargo & Co., 1.33%, due 08/17/04	684,001	**
680,074	Wells Fargo & Co., 1.34%, due 08/18/04	680,074	**
	Total Short-Term Investments (Cost: $19,718,017) (16.0%)	19,718,017

4

Total Investments (Cost: $122,983,658) (115.0%)	141,816,887

Liabilities in Excess of Other Assets (-15.0%)	(18,539,902)
Net Assets (100.0%)	$123,276,985

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.
**		Represents investments of security lending collateral.
+		Security partially or fully lent.

5

TCW Galileo Opportunity Fund

Schedule of Investments (Unaudited)	July 31, 2004

Number of Shares	Common Stock	Value

	Advertising (0.2% of Net Assets)

25,900	DoubleClick, Inc.	$133,903	*

	Banking & Financial Services (5.6%)

8,600	Accredited Home Lenders Holding Co.	269,395	* +
66,500	Bank Mutual Corp.	750,120
10,300	Boston Private Financial Holdings, Inc.	239,063
62,300	Equity Inns, Inc.	565,061
14,100	Friedman, Billings, Ramsey Group, Inc.	231,945
19,600	Impac Mortgage Holdings, Inc.	449,820
55,300	Instinet Group, Inc.	247,191	*
6,300	Northrim BanCorp, Inc.	126,945
12,568	Partners Trust Financial Group, Inc.	124,926
16,400	South Financial Group, Inc.	444,276	+
	Total Banking & Financial Services	3,448,742

	Beverages, Food & Tobacco (3.1%)

68,600	Interstate Bakeries Corp.	674,338	+
42,500	Tasty Baking Co.	347,650
68,900	Wild Oats Markets, Inc.	868,140	*
	Total Beverages, Food & Tobacco	1,890,128

	Chemicals (6.4%)

90,300	Agrium, Inc.	1,303,932	+
148,500	Calgon Carbon Corp.	940,005
16,300	Georgia Gulf Corp.	579,465
11,700	Potash Corp. of Saskatchewan, Inc.	1,131,273
	Total Chemicals	3,954,675

	Commercial Services (3.1%)

48,700	Ikon Office Solutions, Inc.	578,069
39,700	Input/Output, Inc.	382,311	*
98,200	Wind River Systems, Inc.	962,360	*
	Total Commercial Services	1,922,740

1

	Computer Services (2.8%)

54,100	Maxtor Corp.	253,188	*
187,100	Solectron Corp.	1,029,050	*
11,100	Tech Data Corp.	415,806	* +
	Total Computer Services	1,698,044

	Computer Software (4.2%)

79,600	Brocade Communications Systems, Inc.	383,672	*
36,500	Echelon Corp.	271,925	* +
1,720	Evans & Sutherland Computer Corp.	7,224	*
63,800	NetIQ Corp.	608,014	*
19,400	Take-Two Interactive Software, Inc.	607,608	* +
37,100	THQ, Inc.	706,755	* +
	Total Computer Software	2,585,198

	Electric Utilities (2.4%)

46,600	Avista Corp.	813,170
169,100	Calpine Corp.	652,726	* +
	Total Electric Utilities	1,465,896

	Electrical Equipment (2.0%)

55,100	FuelCell Energy, Inc.	547,694	* +
65,000	GrafTech International, Ltd.	716,950	*
	Total Electrical Equipment	1,264,644

	Electronics (3.6%)

52,400	Adaptec, Inc.	392,476	*
18,200	Fairchild Semiconductor International, Inc.	267,358	*
18,000	Herley Industries, Inc.	338,400	*
59,400	Hypercom Corp.	403,920	*
16,900	Intersil Corp.	310,453
32,000	Nanometrics, Inc.	316,800	* +
5,600	Tektronix, Inc.	170,240
	Total Electronics	2,199,647

	Energy & Oil Services (3.8%)

45,800	Key Energy Services, Inc.	461,664	*
31,200	Oceaneering International, Inc.	1,031,784	*
25,500	Pride International, Inc.	459,000	* +

2

15,300	Varco International, Inc.	369,801	*
	Total Energy & Oil Services	2,322,249

	Healthcare (9.6%)

134,400	Eclipsys Corp.	2,017,344	* +
48,300	Human Genome Sciences, Inc.	484,207	*
22,300	Kindred Healthcare, Inc.	540,775	*
17,000	Manor Care, Inc.	531,250
5,000	Matria Healthcare, Inc.	125,000	* +
65,100	Province Healthcare Co.	945,903	*
8,700	Sierra Health Services, Inc.	384,540	* +
25,900	United Surgical Partners, Inc.	912,716	*
	Total Healthcare	5,941,735

	Heavy Machinery (0.8%)

20,300	Grant Prideco, Inc.	383,467	*
8,800	NN, Inc.	98,472
	Total Heavy Machinery	481,939

	Industrial - Diversified (4.6%)

46,900	AGCO Corp.	981,148	*
57,400	Lindsay Manufacturing Co.	1,385,062
54,700	Mattson Technology, Inc.	486,283	*
	Total Industrial - Diversified	2,852,493

	Insurance (3.8%)

5,800	First American Corp.	155,788
16,700	Max Reinsurance Capital, Ltd.	299,264
60,100	Phoenix Companies, Inc.	623,237	+
12,300	The PMI Group, Inc.	507,129
5,900	Triad Guaranty, Inc.	320,960	*
11,500	WellChoice, Inc.	420,900	*
	Total Insurance	2,327,278

	Machinery (1.6%)

35,324	Brooks Automation, Inc.	509,019	*
16,600	Joy Global, Inc.	492,854
	Total Machinery	1,001,873

3

	Media - Broadcasting & Publishing (3.9%)

32,300	4 Kids Entertainment, Inc.	703,494	*
44,600	Readers Digest Association, Inc.	636,888	+
79,100	Spanish Broadcasting System, Inc.	679,469	*
18,600	Thomas Nelson, Inc.	400,830
	Total Media - Broadcasting & Publishing	2,420,681

	Medical Supplies (5.1%)

14,600	American Medical Systems Holdings, Inc.	464,572	*
27,500	Andrx Corp.	713,350	*
20,900	CYTYC Corp.	505,153	*
101,700	Exact Sciences Corp.	491,211	*
31,600	Synovis Life Technologies, Inc.	289,456	*
69,400	Thoratec Corp.	707,880	* +
	Total Medical Supplies	3,171,622

	Metals (4.6%)

25,200	Allegheny Technologies, Inc.	505,260
9,550	Alliant Techsystems, Inc.	601,268	* +
13,600	IPSCO, Inc.	318,376
3,700	Lone Star Technologies, Inc.	123,284	*
53,200	Shaw Group, Inc.	527,744	* +
8,800	United States Steel Corp.	335,632	+
53,700	USEC, Inc.	455,913
	Total Metals	2,867,477

	Oil & Gas (1.5%)

23,200	Rowan Companies, Inc.	566,544	* +
22,100	Vintage Petroleum, Inc.	377,910
	Total Oil & Gas	944,454

	Paper & Forest Products (1.9%)

45,500	Buckeye Technologies, Inc.	488,670	*
18,700	Glatfelter	249,271
22,100	Smurfit-Stone Container Corp.	411,281
	Total Paper & Forest Products	1,149,222

	Pharmaceuticals (1.1%)

48,000	Arena Pharmaceuticals, Inc.	204,000	* +

4

26,600	QLT, Inc.	477,470	*
	Total Pharmaceuticals	681,470

	Real Estate (2.0%)

15,900	American Financial Realty Trust (REIT)	210,675
32,400	Crescent Real Estate Equities Co. (REIT)	509,004
17,700	CRT Properties, Inc. (REIT)	382,320
15,500	Sunset Financial Resources, Inc. (REIT)	161,045	*
	Total Real Estate	1,263,044

	Restaurants (0.5%)

15,800	Darden Restaurants, Inc.	337,014

	Retail (5.2%)

10,700	BJ’s Wholesale Club, Inc.	249,417	* +
17,800	Borders Group, Inc.	407,086
25,200	Claire’s Stores, Inc.	580,860
8,800	Electronics Boutique Holdings Corp.	220,968	*
7,800	Longs Drug Stores Corp.	163,800
13,300	Oshkosh B’Gosh, Inc.	298,319
10,400	The Bon-Ton Stores, Inc.	143,624
46,100	Too, Inc.	690,578	* +
27,200	Toys ‘R’ Us, Inc.	447,712	* +
	Total Retail	3,202,364

	Telecommunications (1.3%)

81,112	CIENA Corp.	228,736	*
34,600	Nextel Partners, Inc.	556,022	* +
	Total Telecommunications	784,758

	Textiles, Clothing & Fabrics (2.3%)

52,000	Interface, Inc., Class A	432,640	*
52,500	Warnaco Group, Inc.	992,250	*
	Total Textiles, Clothing & Fabrics	1,424,890

	Transportation (4.1%)

35,300	Atlantic Coast Airlines Holdings, Inc.	129,551	*
22,900	Kirby Corp.	883,940	*
16,300	USF Corp.	578,650

5

11,100	Vitran Corp., Inc.	178,599	*
42,700	Wabtec Corp.	777,140
	Total Transportation	2,547,880

	Total Common Stock (Cost: $47,753,837) (91.1%)	56,286,060

Principal Amount	Short-Term Investments
$584,624	Bank of America, 1.313%, due 10/19/04	584,624	**
25,186	Bank of Montreal, 1.37%, due 08/23/04	25,186	**
501,106	Bank of Nova Scotia, 1.32%, due 08/13/04	501,106	**
167,035	Bear Stearns Companies, Inc., 1.448%, due 12/15/04	167,035	**
317,368	BGI Institutional Money Market Fund, 1.265%, due 08/02/04	317,368	**
835,177	BNP Paribas, 1.405%, due 09/13/04	835,177	**
334,071	Canadian Imperial Bank of Commerce, 1.355%, due 11/04/04	334,071	**
250,553	Credit Suisse First Boston Corp., 1.321%, due 09/08/04	250,553	**
417,589	Den Danske Bank, 1.27%, due 08/06/04	417,589	**
417,589	Deutsche Bank, 1.313%, due 10/12/04	417,589	**
167,035	Dexia Group, 1.505%, due 10/01/04	167,035	**
167,036	Federal National Mortgage Association, 1.301%, due 08/11/04	167,036	**
83,518	Fortis Bank, 1.29%, due 09/03/04	83,518	**
167,035	Fortis Bank, 1.42%, due 09/14/04	167,035	**
417,589	Fortis Bank, 1.52%, due 10/01/04	417,589	**
332,818	Govco, Inc., 1.252%, due 08/02/04	332,818	**
501,106	Greyhawk Funding, 1.341%, due 08/18/04	501,106	**
83,518	Halifax Bank of Scotland, 1.3%, due 09/03/04	83,518	**
5,622,962	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	5,622,962
416,656	Jupiter Securitization Corp., 1.341%, due 08/18/04	416,656	**
519,912	Merrill Lynch Premier Institutional Fund, 1.278%, due 08/02/04	519,912	**
1,302,877	Merrimac Cash Fund-Premium Class, 1.199%, due 08/02/04	1,302,877	**
250,553	Royal Bank of Canada, 1.25%, due 08/04/04	250,553	**
450,996	Royal Bank of Scotland, 1.25%, due 08/04/04	450,996	**
416,601	Sheffiled Receivables Corp., 1.332%, due 08/16/04	416,601	**
835,177	Toronto Dominion Bank, 1.09%, due 08/02/04	835,177	**

6

584,625	Wells Fargo & Co., 1.28%, due 08/27/04	584,625	**
417,589	Wells Fargo & Co., 1.33%, due 08/17/04	417,589	**
415,192	Wells Fargo & Co., 1.34%, due 08/18/04	415,192	**
	Total Short-Term Investments (Cost: $17,003,093) (27.6%)	17,003,093

	Total Investments (Cost: $64,756,930) (118.7%)	73,289,153

	Liabilities in Excess of Other Assets (-18.7%)	(11,520,744)
	Net Assets (100.0%)	$61,768,409

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust

*		Non-income producing.
**		Represents investments of security lending collateral.
+		Security partially or fully lent.

7

TCW Galileo Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2004

Number of Shares	Common Stock	Value

	Automotive (2.2% of Net Assets)

1,276,300	Harley-Davidson, Inc.	$76,412,082	+

	Banking & Financial Services (2.1%)

8,383,735	The Charles Schwab Corp.	73,609,193

	Biological Products (3.8%)

2,260,623	Amgen, Inc.	128,584,236	* +

	Computer Services (17.5%)

3,838,295	Cisco Systems, Inc.	80,066,834	*
3,565,825	Dell, Inc.	126,479,813	*
7,953,150	Network Appliance, Inc.	153,575,327	*
7,795,470	Yahoo!, Inc.	240,100,476	*
	Total Computer Services	600,222,450

	Computer Software (1.8%)

712,150	Electronic Arts, Inc.	35,700,080	*
543,290	Symantec Corp.	25,404,240	*
	Total Computer Software	61,104,320

	Education (2.3%)

953,600	Apollo Group, Inc.	79,673,280	*

	Electrical Equipment (4.5%)

5,180,353	Applied Materials, Inc.	87,910,590	*
1,969,475	General Electric Co.	65,485,044
	Total Electrical Equipment	153,395,634

	Electronics (10.5%)

1,987,709	Intel Corp.	48,460,345
4,084,882	Maxim Integrated Products, Inc.	196,482,824	+
3,881,886	XILINX, Inc.	114,243,905
	Total Electronics	359,187,074

1

	Food Retailers (3.7%)

2,725,060	Starbucks Corp.	127,968,818	*

	Healthcare (5.8%)

4,050,136	Genentech, Inc.	197,160,620	*

	Insurance (13.2%)

2,433,766	AFLAC, Inc.	96,474,484
918,153	American International Group, Inc.	64,867,509
3,809,052	Progressive Corp.	291,849,564
	Total Insurance	453,191,557

	Media - Broadcasting & Publishing (5.8%)

934,154	Pixar, Inc.	63,746,669	* +
5,074,201	XM Satellite Radio Holdings, Inc.	133,908,164	* +
	Total Media - Broadcasting & Publishing	197,654,833

	Pharmaceuticals (2.9%)

1,533,980	Lilly (Eli) & Co.	97,745,206

	Retail (16.5%)

5,189,968	Amazon.com, Inc.	201,993,555	* +
2,756,114	eBay, Inc.	215,886,410	*
2,032,173	Walgreen Co.	73,971,097
1,390,587	Wal-Mart Stores, Inc.	73,715,017
	Total Retail	565,566,079

	Telecommunications (5.4%)

2,688,648	Qualcomm, Inc.	185,731,804

	Total Common Stock (Cost: $2,911,777,931) (98.0%)	3,357,207,186

Principal Amount	Short-Term Investments
$16,662,930	Bank of America, 1.313%, due 10/19/04	16,662,930	**
717,859	Bank of Montreal, 1.37%, due 08/23/04	717,859	**
14,282,511	Bank of Nova Scotia, 1.32%, due 08/13/04	14,282,511	**
4,760,837	Bear Stearns Companies, Inc., 1.448%, due 12/15/04	4,760,837	**
9,045,590	BGI Institutional Money Market Fund, 1.265%, due 08/02/04	9,045,590	**
23,804,185	BNP Paribas, 1.405%, due 09/13/04	23,804,185	**
9,521,674	Canadian Imperial Bank of Commerce, 1.355%, due 11/04/04	9,521,674	**

2

7,141,256	Credit Suisse First Boston Corp., 1.321%, due 09/08/04	7,141,256	**
11,902,093	Den Danske Bank, 1.27%, due 08/06/04	11,902,093	**
11,902,093	Deutsche Bank, 1.313%, due 10/12/04	11,902,093	**
4,760,837	Dexia Group, 1.505%, due 10/01/04	4,760,837	**
4,760,837	Federal National Mortgage Association, 1.301%, due 08/11/04	4,760,837	**
2,380,418	Fortis Bank, 1.29%, due 09/03/04	2,380,418	**
4,760,837	Fortis Bank, 1.42%, due 09/14/04	4,760,837	**
11,902,093	Fortis Bank, 1.52%, due 10/01/04	11,902,093	**
9,485,968	Govco, Inc., 1.252%, due 08/02/04	9,485,968	**
14,282,511	Greyhawk Funding, 1.341%, due 08/18/04	14,282,511	**
2,380,418	Halifax Bank of Scotland, 1.3%, due 09/03/04	2,380,418	**
79,342,921	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	79,342,921
11,875,511	Jupiter Securitization Corp., 1.341%, due 08/18/04	11,875,511	**
14,818,516	Merrill Lynch Premier Institutional Fund, 1.278%, due 08/02/04	14,818,516	**
37,134,529	Merrimac Cash Fund-Premium Class, 1.199%, due 08/02/04	37,134,529	**
7,141,256	Royal Bank of Canada, 1.25%, due 08/04/04	7,141,256	**
12,854,260	Royal Bank of Scotland, 1.25%, due 08/04/04	12,854,260	**
11,873,951	Sheffiled Receivables Corp., 1.332%, due 08/16/04	11,873,951	**
23,804,185	Toronto Dominion Bank, 1.09%, due 08/02/04	23,804,185	**
16,662,930	Wells Fargo & Co., 1.28%, due 08/27/04	16,662,930	**
11,902,093	Wells Fargo & Co., 1.33%, due 08/17/04	11,902,093	**
11,833,765	Wells Fargo & Co., 1.34%, due 08/18/04	11,833,765	**
	Total Short-Term Investments (Cost: $403,698,864) (11.8%)	403,698,864

	Total Investments (Cost: $3,315,476,795) (109.8%)	3,760,906,050

	Liabilities in Excess of Other Assets (-9.8%)	(335,645,480)
	Net Assets (100.0%)	$3,425,260,570

Notes to the Schedule of Investments:
*	Non-income producing.
**	Represents investments of security lending collateral.
+	Security partially or fully lent.

3

TCW Galileo Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2004

Number of Shares	Common Stock	Value

	Advertising (3.7% of Net Assets)

66,800	Monster Worldwide, Inc.	$1,475,612	* +
152,800	ValueClick, Inc.	1,586,065	*
153,050	Ventiv Health, Inc.	2,332,482	*
	Total Advertising	5,394,159

	Banking & Financial Services (2.1%)

58,100	Jackson Hewitt Tax Service, Inc.	1,010,940	*
33,400	SEI Investments Co.	1,024,378	+
37,440	Wilshire State Bank Corp.	1,026,230	*
	Total Banking & Financial Services	3,061,548

	Beverages, Food & Tobacco (2.7%)

41,400	John B. Sanfilippo & Son, Inc.	1,099,170	*
77,200	Peet’s Coffee & Tea, Inc.	1,871,328	*
79,900	Wild Oats Markets, Inc.	1,006,740	*
	Total Beverages, Food & Tobacco	3,977,238

	Commercial Services (11.3%)

45,200	Advisory Board Co.	1,442,784	*
57,300	Alliance Data Systems Corp.	2,275,383	* +
127,525	Corporate Executive Board Co.	7,230,668
49,800	Gen-Probe, Inc.	1,863,516	*
40,980	Resources Connection, Inc.	1,589,204	*
20,700	Strayer Education, Inc.	2,016,594
	Total Commercial Services	16,418,149

	Communications (0.6%)

95,640	Arris Group, Inc.	420,338	*
195,380	Stratex Networks, Inc.	484,542	*
	Total Communications	904,880

	Computer Services (12.9%)

85,190	Altiris, Inc.	2,139,121	*
120,985	Ask Jeeves, Inc.	3,518,244	*

1

24,000	CheckFree Corp.	720,960	*
113,000	Cognizant Technology Solutions Corp.	3,113,150	*
64,000	eSPEED, Inc.	689,280	*
43,100	F5 Networks, Inc.	1,128,789	*
39,500	InfoSpace, Inc.	1,479,670	*
47,100	Macromedia, Inc.	951,420	*
48,900	Mercury Interactive Corp.	1,787,784	* +
35,990	Salesforce.com, Inc.	468,230	* +
203,900	SonicWall, Inc.	1,351,857	*
64,000	WebEx Communications, Inc.	1,313,280	* +
	Total Computer Services	18,661,785

	Computer Software (6.3%)

6,700	Blackboard, Inc.	123,950	*
54,800	Magma Design Automation, Inc.	972,700	* +
153,500	Quest Software, Inc.	1,851,210	* +
102,600	Red Hat, Inc.	1,756,512	* +
149,300	Siebel Systems, Inc.	1,203,358	*
189,900	TIBCO Software, Inc.	1,342,593	*
32,950	Verint Systems, Inc.	1,044,845	*
61,500	Witness Systems, Inc.	818,565	*
	Total Computer Software	9,113,733

	Electrical Equipment (2.8%)

49,700	Varian Semiconductor Equipment Associates, Inc.	1,484,539	*
53,400	Vicor Corp.	715,560	*
120,035	Xicor, Inc.	1,813,337	*
	Total Electrical Equipment	4,013,436

	Electronics (12.2%)

64,000	Actel Corp.	961,280	*
39,400	Cymer, Inc.	1,128,416	*
83,140	Intersil Corp.	1,527,282
180,800	Marvell Technology Group, Ltd.	4,198,176	* +
52,000	Maxim Integrated Products, Inc.	2,501,200	+
61,300	MKS Instruments, Inc.	902,336	*
52,800	Mykrolis Corp.	528,000	*
34,200	Netlogic Microsystems, Inc.	346,446	* +
83,200	PLX Technology, Inc.	738,816	*
136,900	PMC-Sierra, Inc.	1,626,372	* +

2

49,900	Power Integrations, Inc.	1,006,982	*
67,700	Semtech Corp.	1,343,845	*
22,600	Silicon Laboratories, Inc.	797,554	* +
	Total Electronics	17,606,705

	Entertainment & Leisure (3.6%)

99,700	K2, Inc.	1,420,725	*
117,600	Macrovision Corp.	2,544,864	*
76,202	Marvel Enterprises, Inc.	994,436	* +
116,000	NTN Communications, Inc.	255,200	*
	Total Entertainment & Leisure	5,215,225

	Financial Services (2.1%)

75,400	CapitalSource, Inc.	1,630,148	* +
34,800	The First Marblehead Corp.	1,460,208	*
	Total Financial Services	3,090,356

	Healthcare (1.2%)

62,000	Affymetrix, Inc.	1,674,620	* +

	Industrial - Diversified (1.3%)

58,300	MSC Industrial Direct Co.	1,824,790	+

	Media - Broadcasting & Publishing (6.3%)

49,700	Cox Radio, Inc.	861,301	*
21,600	Entercom Communications Corp.	830,520	*
107,400	Radio One, Inc.	1,659,330	*
137,300	Radio One, Inc., Class D	2,088,333	*
41,700	Univision Communications, Inc.	1,208,049	* +
104,400	Westwood One, Inc.	2,484,720	*
	Total Media - Broadcasting & Publishing	9,132,253

	Medical Supplies (4.9%)

59,200	Conceptus, Inc.	577,200	* +
42,300	Digene Corp.	1,444,122	*
46,060	Given Imaging, Ltd.	1,585,385	* +
32,732	Inamed Corp.	1,773,420	*
35,335	Ventana Medical Systems, Inc.	1,764,277	*
	Total Medical Supplies	7,144,404

3

	Pharmaceuticals (10.6%)

54,490	Caremark Rx, Inc.	1,661,945	*
77,000	Connetics Corp.	2,119,810	*
50,760	Corgentech, Inc.	702,518	*
22,400	Eyetech Pharmaceuticals, Inc.	831,040	* +
82,200	Keryx Biopharmaceuticals, Inc.	868,854	*
52,600	MGI Pharma, Inc.	1,473,326	*
76,800	Nektar Therapeutics	1,347,072	*
56,670	Onyx Pharmaceuticals, Inc.	1,934,147	*
64,600	Pharmion Corp.	2,899,248	* +
86,400	Vicuron Pharmaceuticals, Inc.	869,184	*
177,100	Vion Pharmaceuticals, Inc.	642,873	* +
	Total Pharmaceuticals	15,350,017

	Restaurants (0.6%)

29,700	Buffalo Wild Wings, Inc.	877,338	* +

	Retail (5.9%)
167,260	Casual Male Retail Group, Inc.	1,026,976	* +
59,250	Cost Plus, Inc.	1,982,505	*
52,700	Netflix.com, Inc.	1,080,350	* +
97,300	Petsmart, Inc.	3,017,273	+
44,200	Williams-Sonoma, Inc.	1,436,058	*
	Total Retail	8,543,162

	Telecommunications (8.2%)

58,400	Andrew Corp.	633,640	*
287,545	Mindspeed Technologies, Inc.	928,770	*
105,655	Polycom, Inc.	2,037,028	*
79,700	Research In Motion, Ltd.	4,915,099	*
129,650	Western Wireless Corp.	3,421,464	*
	Total Telecommunications	11,936,001

	Textiles, Clothing & Fabrics (0.7%)

52,600	Warnaco Group, Inc.	994,140	*

	Total Common Stock (Cost: $106,741,189) (100.0%)	144,933,939

4

Principal Amount	Short-Term Investments

$1,717,631	Bank of America, 1.313%, due 10/19/04	1,717,631	**
73,998	Bank of Montreal, 1.37%, due 08/23/04	73,998	**
1,472,255	Bank of Nova Scotia, 1.32%, due 08/13/04	1,472,255	**
490,752	Bear Stearns Companies, Inc., 1.448%, due 12/15/04	490,752	**
932,428	BGI Institutional Money Market Fund, 1.265%, due 08/02/04	932,428	**
2,453,759	BNP Paribas, 1.405%, due 09/13/04	2,453,759	**
981,503	Canadian Imperial Bank of Commerce, 1.355%, due 11/04/04	981,503	**
736,128	Credit Suisse First Boston Corp., 1.321%, due 09/08/04	736,128	**
1,226,879	Den Danske Bank, 1.27%, due 08/06/04	1,226,879	**
1,226,879	Deutsche Bank, 1.313%, due 10/12/04	1,226,879	**
490,752	Dexia Group, 1.505%, due 10/01/04	490,752	**
490,752	Federal National Mortgage Association, 1.301%, due 08/11/04	490,752	**
245,376	Fortis Bank, 1.29%, due 09/03/04	245,376	**
490,752	Fortis Bank, 1.42%, due 09/14/04	490,752	**
1,226,879	Fortis Bank, 1.52%, due 10/01/04	1,226,879	**
977,823	Govco, Inc., 1.252%, due 08/02/04	977,823	**
1,472,255	Greyhawk Funding, 1.341%, due 08/18/04	1,472,255	**
245,376	Halifax Bank of Scotland, 1.3%, due 09/03/04	245,376	**
407,554	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	407,554
1,224,139	Jupiter Securitization Corp., 1.341%, due 08/18/04	1,224,139	**
1,527,507	Merrill Lynch Premier Institutional Fund, 1.278%, due 08/02/04	1,527,507	**
3,827,863	Merrimac Cash Fund-Premium Class, 1.199%, due 08/02/04	3,827,863	**
736,128	Royal Bank of Canada, 1.25%, due 08/04/04	736,128	**
1,325,030	Royal Bank of Scotland, 1.25%, due 08/04/04	1,325,030	**
1,223,978	Sheffiled Receivables Corp., 1.332%, due 08/16/04	1,223,978	**
2,453,759	Toronto Dominion Bank, 1.09%, due 08/02/04	2,453,759	**
1,717,631	Wells Fargo & Co., 1.28%, due 08/27/04	1,717,631	**
1,226,879	Wells Fargo & Co., 1.33%, due 08/17/04	1,226,879	**
1,219,836	Wells Fargo & Co., 1.34%, due 08/18/04	1,219,836	**
	Total Short-Term Investments (Cost: $33,842,481) (23.4%)	33,842,481

	Total Investments (Cost: $140,583,670) (123.4%)	178,776,420

5

Liabilities in Excess of Other Assets (-23.4%)	(33,888,391)
Net Assets (100.0%)	$144,888,029

Notes to the Schedule of Investments:
*	Non-income producing.
**	Represents investments of security lending collateral.
+	Security partially or fully lent.

6

TCW Galileo Technology Fund

Schedule of Investments (Unaudited)	July 31, 2004

Number of Shares	Equity Securities	Value

	Common Stock

	Advertising (0.7% of Net Assets)

1,460	DoubleClick, Inc.	$7,548	*

	Communications (0.4%)

1,600	Stratex Networks, Inc.	3,968	*

	Computer Services (23.8%)

440	Altiris, Inc.	11,048	*
535	CheckFree Corp.	16,071	*
2,290	Cisco Systems, Inc.	47,770	*
345	Cognex Corp.	10,378
245	Dell, Inc.	8,690	*
175	F5 Networks, Inc.	4,583	*
160	InfoSpace, Inc.	5,994	*
570	Network Appliance, Inc.	11,007	*
455	Novellus Systems, Inc.	12,285	*
885	WebEx Communications, Inc.	18,160	*
3,160	Yahoo!, Inc.	97,328	*
	Total Computer Services	243,314

	Computer Software (11.7%)

565	Adobe Systems, Inc.	23,832
345	Callidus Software, Inc.	1,259	*
745	Opsware, Inc.	4,589	*
790	Quest Software, Inc.	9,527	*
220	Red Hat, Inc.	3,766	*
1,260	Retek, Inc.	5,116	*
535	Siebel Systems, Inc.	4,312	*
885	Symantec Corp.	41,383	*
1,375	TIBCO Software, Inc.	9,721	*
860	Veritas Software Corp.	16,392	*
	Total Computer Software	119,897

1

	Electrical Equipment (3.7%)

1,325	Applied Materials, Inc.	22,485	*
215	Varian Semiconductor Equipment Associates, Inc.	6,422	*
555	Xicor, Inc.	8,384	*
	Total Electrical Equipment	37,291

	Electronics (24.4%)

545	Altera Corp.	11,347	*
930	Broadcom Corp.	32,885	*
945	Intel Corp.	23,039
1,353	Intersil Corp.	24,855
1,350	Marvell Technology Group, Ltd.	31,347	*
1,360	Maxim Integrated Products, Inc.	65,416
620	Micrel, Inc.	6,367	*
340	PMC-Sierra, Inc.	4,039	*
955	Semtech Corp.	18,957	*
1,050	XILINX, Inc.	30,902
	Total Electronics	249,154

	Entertainment & Leisure (1.0%)

470	Macrovision Corp.	10,171	*

	Media - Broadcasting & Publishing (7.7%)

1,086	Cablevision Systems Corp.	18,973	*
780	Cox Radio, Inc.	13,517	*
1,200	Univision Communications, Inc.	34,764	*
470	Westwood One, Inc.	11,186	*
	Total Media - Broadcasting & Publishing	78,440

	Retail (11.1%)

535	Amazon.com, Inc.	20,822	*
920	eBay, Inc.	72,064	*
767	InterActiveCorp.	20,939	*
	Total Retail	113,825

	Telecommunications (17.4%)

445	Advanced Fibre Communications, Inc.	7,458	*
1,315	CIENA Corp.	3,708	*
1,325	EchoStar Communications Corp.	36,729	*
665	Juniper Networks, Inc.	15,268	*

2

2,495	Mindspeed Technologies, Inc.	8,059	*
505	Network Equipment Technologies, Inc.	3,596	*
740	Polycom, Inc.	14,267	*
1,060	Qualcomm, Inc.	73,225
662	Sprint Corp. (FON Group)	12,366
700	Time Warner Telecom, Inc.	3,038	*
	Total Telecommunications	177,714

	Total Common Stock (Cost: $760,360) (101.9%)	1,041,322

Number of Shares
	Warrants (Cost: $452) (0.2%)

Media - Broadcasting & Publishing

52	InterActiveCorp., Strike Price $13.41, expires 02/04/09	1,568	*

	Total Equity Securities (Cost: $760,812) (102.1%)	1,042,890

Principal Amount	Short-Term Investments (Cost: $2,562) (0.2%)
$2,562	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	2,562

	Total Investments (Cost: $763,374) (102.3%)	1,045,452

	Liabilities in Excess of Other Assets (-2.3%)	(23,233)
	Net Assets (100.0%)	$1,022,219

Notes to the Schedule of Investments:

*	Non-income producing.

3

TCW Galileo Value Added Fund

Schedule of Investments (Unaudited)	July 31, 2004

Number of Shares	Common Stock	Value

	Aerospace/Defense (1.2% of Net Assets)

31,640	AAR Corp.	$329,056	*
100	Heico Corp.	1,757
7,300	Heico Corp., Class A	97,674
	Total Aerospace/Defense	428,487

	Automotive (0.7%)

15,600	Federal Signal Corp.	265,356	+

	Banking & Financial Services (4.4%)

5,600	BankUnited Financial Corp., Class A	150,304	*
10,300	Chittenden Corp.	349,891
23,857	First Niagara Financial Group, Inc.	290,817
9,900	Flushing Financial Corp.	171,072
10,273	Fulton Financial Corp.	210,699
16,400	Provident Financial Services, Inc.	289,460
5,700	Washington Trust Bancorp, Inc.	143,184
	Total Banking & Financial Services	1,605,427

	Building Materials (0.9%)

7,200	EMCOR Group, Inc.	311,544	*

	Chemicals (4.5%)

12,800	Cambrex Corp.	282,240
31,800	Crompton Corp.	189,846
17,650	Ferro Corp.	351,411
5,700	HB Fuller Co.	152,361
16,850	MacDermid, Inc.	493,031
5,750	Olin Corp.	99,360
3,600	Quaker Chemical Corp.	89,640
	Total Chemicals	1,657,889

	Commercial Services (4.4%)

22,650	Bowne & Co., Inc.	337,258
9,000	FTI Consulting, Inc.	155,340	* +

1

3,100	G & K Services, Inc.	119,412
3,400	Ionics, Inc.	91,936	*
12,100	MAPICS, Inc.	118,338	*
16,300	Pegasus Solutions, Inc.	212,552	*
41,900	PRG-Schultz International, Inc.	213,271	*
10,800	Sotheby’s Holdings, Inc.	172,584	*
6,250	Volt Information Sciences, Inc.	187,187	*
	Total Commercial Services	1,607,878

	Communications (2.5%)

25,450	Newport Corp.	364,953	*
62,750	REMEC, Inc.	293,670	*
14,200	Symmetricom, Inc.	116,440	*
7,600	TEKELEC	147,668	*
	Total Communications	922,731

	Computer Services (4.9%)

34,500	BISYS Group, Inc.	470,925	*
14,800	Cray, Inc.	47,212	*
7,450	Electro Rent Corp.	72,414
16,300	Emulex Corp.	175,877	*
7,550	FileNET Corp.	143,450	*
17,975	InFocus Corp.	159,258	*
17,700	Ingram Micro, Inc.	252,225	*
32,700	Maxtor Corp.	153,036	* +
17,400	Paxar Corp.	335,472	*
	Total Computer Services	1,809,869

	Computer Software (5.7%)

18,450	Aspen Technologies, Inc.	109,408	* +
20,100	Computer Task Group, Inc.	67,335	*
21,450	E.piphany, Inc.	85,800	*
13,530	Evans & Sutherland Computer Corp.	56,826	*
10,900	Gartner, Inc.	136,795	*
22,400	Gerber Scientific, Inc.	145,152	*
15,237	Interwoven, Inc.	114,582	*
87,900	Manugistics Group, Inc.	241,725	*
13,650	McAfee, Inc.	245,427	*
15,800	NetIQ Corp.	150,574	*
86,900	Parametric Technology Corp.	394,526	*
52,715	Phoenix Technologies, Ltd.	311,018	*

2

42,020	Technology Solutions Co.	41,600	*
	Total Computer Software	2,100,768

	Electric Utilities (0.5%)

7,600	Veeco Instruments, Inc.	172,900	*

	Electrical Equipment (4.5%)

10,200	Aeroflex, Inc.	113,118	*
20,950	Electro Scientific Industries, Inc.	539,462	*
40,900	Merix Corp.	419,634	*
9,300	Regal-Beloit Corp.	195,300
7,900	Varian Semiconductor Equipment Associates, Inc.	235,973	*
9,700	Woodhead Industries, Inc.	145,403
	Total Electrical Equipment	1,648,890

	Electronics (23.4%)

16,700	Adaptec, Inc.	125,083	*
155,300	Agere Systems, Inc., Class A	192,572	*
3,765	Analogic Corp.	156,398
17,700	ATMI, Inc.	360,372	*
3,100	Baldor Electric Co.	70,928
5,800	Barnes Group, Inc.	150,510
36,100	Belden CDT, Inc.	702,145	*
16,500	Coherent, Inc.	434,198	*
14,450	CommScope, Inc.	297,670	*
27,200	CTS Corp.	311,984
30,650	Exar Corp.	412,855	*
20,400	FEI Co.	410,244	* +
28,200	FSI International, Inc.	148,050	*
36,300	Integrated Device Technology, Inc.	414,909	*
13,780	Keithley Instruments, Inc.	285,522
78,950	KEMET Corp.	796,606	*
55,700	Lattice Semiconductor Corp.	272,930	* +
8,350	Maxwell Technologies, Inc.	77,739	* +
44,000	MKS Instruments, Inc.	647,680	*
48,900	Mykrolis Corp.	489,000	*
12,600	Pemstar, Inc.	27,720	*
13,300	Planar Systems, Inc.	183,673	*
6,600	Powell Industries, Inc.	112,926	*
9,600	SBS Technologies, Inc.	123,360	*

3

5,100	Technitrol, Inc.	94,350	*
7,950	Varian, Inc.	301,305	*
43,306	Vishay Intertechnology, Inc.	671,243	*
15,300	Zoran Corp.	270,657	*
	Total Electronics	8,542,629

	Energy & Oil Services (3.0%)

14,600	Forest Oil Corp.	413,034	*
14,100	Pride International, Inc.	253,800	*
7,300	Rowan Companies, Inc.	178,266	*
11,150	Varco International, Inc.	269,496	*
	Total Energy & Oil Services	1,114,596

	Entertainment & Leisure (0.7%)

10,400	Intrawest Corp.	168,480	+
3,700	Vail Resorts, Inc.	72,187	*
	Total Entertainment & Leisure	240,667

	Foods, Hotels & Restaurants (2.5%)

16,900	California Pizza Kitchen, Inc.	336,141	*
7,000	Domino’s Pizza, Inc.	97,300	* +
6,300	Jack in the Box, Inc.	200,970	*
14,500	La Quinta Corp.	111,070	*
19,800	Prime Hospitality Corp.	181,764	*
	Total Foods, Hotels & Restaurants	927,245

	Heavy Machinery (2.7%)

17,200	Insituform Technologies, Inc., Class A	309,084	*
12,400	Kaydon Corp.	361,212
8,800	NN, Inc.	98,472
500	Thomas Industries, Inc.	15,500
17,000	Ultratech, Inc.	211,820	*
	Total Heavy Machinery	996,088

	Home Construction, Furnishings & Appliances (1.4%)

12,400	Herman Miller, Inc.	332,320
9,100	La-Z-Boy, Inc.	157,248
1,800	Select Comfort Corp.	36,774	*
	Total Home Construction, Furnishings & Appliances	526,342

4

	Industrial - Diversified (0.3%)

9,800	Lydall, Inc.	95,550	*

	Insurance (1.5%)

5,000	NYMAGIC, Inc.	119,000
15,900	ProCentury Corp.	155,661	*
7,300	RLI Corp.	268,640
	Total Insurance	543,301

	Machinery (5.2%)

51,050	Axcelis Technologies, Inc.	476,297	*
22,600	Brooks Automation, Inc.	325,666	*
10,400	Flowserve Corp.	249,080	*
4,100	FMC Technologies, Inc.	123,000	*
10,150	Gardner Denver, Inc.	271,817	*
12,100	Kaman Corp.	150,524
37,950	Kulicke & Soffa Industries, Inc.	296,390	*
	Total Machinery	1,892,774

	Media - Broadcasting & Publishing (3.2%)

31,200	Alloy, Inc.	160,524	* +
7,200	Journal Register Co.	139,680	*
12,400	Readers Digest Association, Inc.	177,072	+
11,800	Scholastic Corp.	324,618	*
800	Thomas Nelson, Inc.	17,240
14,900	Westwood One, Inc.	354,620	*
	Total Media - Broadcasting & Publishing	1,173,754

	Medical Supplies (5.1%)

39,700	Credence Systems Corp.	355,712	*
7,600	Excel Technology, Inc.	203,680	*
5,600	ICU Medical, Inc.	155,680	* +
18,860	LeCroy Corp.	288,935	*
42,900	LTX Corp.	348,777	*
11,400	Priority Healthcare Corp., Class B	255,360	* +
7,200	Zoll Medical Corp.	243,648	*
	Total Medical Supplies	1,851,792

5

	Metals (1.3%)

100	Circor International, Inc.	1,772
9,400	Ladish Co., Inc.	84,224	*
5,500	Material Sciences Corp.	66,275	*
6,100	Penn Engineering & Manufacturing Corp.	120,902
13,900	RTI International Metals, Inc.	208,361	*
	Total Metals	481,534

	Office Equipment & Supplies (1.1%)

29,500	Steelcase, Inc.	384,975

	Oil & Gas (1.0%)

10,107	Plains Exploration & Production Co.	210,731	*
3,750	St. Mary Land & Exploration Co.	128,663	+
1,900	Todco	29,982	*
	Total Oil & Gas	369,376

	Paper & Forest Products (0.6%)

13,200	Interpool, Inc.	232,320

	Pharmaceuticals (0.3%)
5,100	NBTY, Inc.	110,976	*

	Pollution Control (0.2%)

4,000	TRC Companies, Inc.	61,200	*

	Retail (6.8%)

23,900	1-800-FLOWERS.COM, Inc.	180,206	*
37,100	Bell Microproducts, Inc.	260,442	*
23,700	Callaway Golf Co.	260,700	+
18,900	Circuit City Stores, Inc.	266,490	+
7,700	Foot Locker, Inc.	173,250
7,000	J. Jill Group, Inc.	129,990	*
15,715	Oakley, Inc.	169,722
15,100	Payless ShoeSource, Inc.	195,394	*
15,600	Saks, Inc.	203,580
8,300	Talbots, Inc.	255,640

6

16,950	The Wet Seal, Inc.	86,445	* +
11,000	Too, Inc.	164,780	* +
12,700	ValueVision Media, Inc.	146,812	*
	Total Retail	2,493,451

	Telecommunications (0.4%)

16,100	Powerwave Technologies, Inc.	89,194	*
27,600	WJ Communications, Inc.	72,036	*
	Total Telecommunications	161,230

	Textiles, Clothing & Fabrics (1.3%)

12,900	Russell Corp.	228,201
13,700	Warnaco Group, Inc.	258,930	*
	Total Textiles, Clothing & Fabrics	487,131

	Transportation (3.6%)

45,300	Atlantic Coast Airlines Holdings, Inc.	166,251	*
25,000	Central Freight Lines, Inc.	190,000	*
7,500	Covenant Transport, Inc.	132,450	*
25,400	Fleetwood Enterprises, Inc.	341,376	* +
4,350	Florida East Coast Industries, Inc.	161,690
5,500	Wabtec Corp.	100,100
5,000	Yellow Roadway Corp.	217,550	*
	Total Transportation	1,309,417

	Total Common Stock (Cost: $34,378,308) (99.8%)	36,528,087

Principal Amount	Short-Term Investments
$155,776	Bank of America, 1.313%, due 10/19/04	155,776	**
6,711	Bank of Montreal, 1.37%, due 08/23/04	6,711	**
133,523	Bank of Nova Scotia, 1.32%, due 08/13/04	133,523	**
44,508	Bear Stearns Companies, Inc., 1.448%, due 12/15/04	44,508	**
84,564	BGI Institutional Money Market Fund, 1.265%, due 08/02/04	84,564	**
222,537	BNP Paribas, 1.405%, due 09/13/04	222,537	**
89,015	Canadian Imperial Bank of Commerce, 1.355%, due 11/04/04	89,015	**
66,761	Credit Suisse First Boston Corp., 1.321%, due 09/08/04	66,761	**

7

111,269	Den Danske Bank, 1.27%, due 08/06/04	111,269	**
111,269	Deutsche Bank, 1.313%, due 10/12/04	111,269	**
44,507	Dexia Group, 1.505%, due 10/01/04	44,507	**
44,507	Federal National Mortgage Association, 1.301%, due 08/11/04	44,507	**
22,254	Fortis Bank, 1.29%, due 09/03/04	22,254	**
44,508	Fortis Bank, 1.42%, due 09/14/04	44,508	**
111,269	Fortis Bank, 1.52%, due 10/01/04	111,269	**
88,681	Govco, Inc., 1.252%, due 08/02/04	88,681	**
133,522	Greyhawk Funding, 1.341%, due 08/18/04	133,522	**
22,254	Halifax Bank of Scotland, 1.3%, due 09/03/04	22,254	**
717,112	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	717,112
111,020	Jupiter Securitization Corp., 1.341%, due 08/18/04	111,020	**
138,533	Merrill Lynch Premier Institutional Fund, 1.278%, due 08/02/04	138,533	**
347,158	Merrimac Cash Fund-Premium Class, 1.199%, due 08/02/04	347,158	**
66,761	Royal Bank of Canada, 1.25%, due 08/04/04	66,761	**
120,170	Royal Bank of Scotland, 1.25%, due 08/04/04	120,170	**
111,006	Sheffiled Receivables Corp., 1.332%, due 08/16/04	111,006	**
222,538	Toronto Dominion Bank, 1.09%, due 08/02/04	222,538	**
155,776	Wells Fargo & Co., 1.28%, due 08/27/04	155,776	**
111,269	Wells Fargo & Co., 1.33%, due 08/17/04	111,269	**
110,630	Wells Fargo & Co., 1.34%, due 08/18/04	110,630	**
	Total Short-Term Investments (Cost: $3,749,408) (10.3%)	3,749,408

	Total Investments (Cost: $38,127,716) (110.1%)	40,277,495

	Liabilities in Excess of Other Assets (-10.1%)	(3,690,534)
	Net Assets (100.0%)	$36,586,961

Notes to the Schedule of Investments:

*	Non-income producing.
**	Represents investments of security lending collateral.
+	Security partially or fully lent.

8

TCW Galileo Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2004

Number of Shares	Common Stock	Value

	Advertising (1.9% of Net Assets)

1,647,879	Interpublic Group of Companies, Inc.	$21,076,372	* +

	Banking & Financial Services (9.2%)

674,700	Banknorth Group, Inc.	21,529,677
148,499	Countrywide Financial Corp.	10,706,778	+
650,700	Mellon Financial Corp.	17,881,236
714,100	North Fork Bancorporation, Inc.	27,885,605	+
345,178	Piper Jaffray Cos.	14,066,003	*
193,700	Zions Bancorp.	11,718,850
	Total Banking & Financial Services	103,788,149

	Building Materials (2.3%)

600,300	EMCOR Group, Inc.	25,974,981	* +

	Commercial Services (1.4%)

701,000	Reynolds & Reynolds Co., Class A	15,492,100

	Computer Services (5.9%)

2,072,700	Maxtor Corp.	9,700,236	*
1,046,300	Novellus Systems, Inc.	28,250,100	*
305,100	Tech Data Corp.	11,429,046	* +
1,655,500	Unisys Corp.	16,952,320	*
	Total Computer Services	66,331,702

	Computer Software (5.0%)

1,630,450	McAfee, Inc.	29,315,491	*
530,400	Seagate Technology	6,083,688	+
1,135,100	Veritas Software Corp.	21,635,006	*
	Total Computer Software	57,034,185

	Electrical Equipment (1.6%)

1,606,200	Cypress Semiconductor Corp.	18,214,308	* +

1

	Electronics (17.9%)

5,991,057	Agere Systems, Inc., Class A	7,428,911	*
7,142,998	Agere Systems, Inc., Class B	8,071,588	*
696,000	Anixter International, Inc.	23,302,080
1,027,080	Arrow Electronics, Inc.	24,300,713	*
949,400	Celestica, Inc.	16,282,210	* +
2,645,300	LSI Logic Corp.	13,464,577	* +
604,200	Tektronix, Inc.	18,367,680
1,599,000	Teradyne, Inc.	27,342,900	*
793,500	Thermo Electron Corp.	20,408,820	*
459,000	Varian, Inc.	17,396,100	*
1,717,700	Vishay Intertechnology, Inc.	26,624,350	*
	Total Electronics	202,989,929

	Energy & Oil Services (4.1%)

351,100	Devon Energy Corp.	24,397,939
778,100	Transocean, Inc.	22,098,040	*
	Total Energy & Oil Services	46,495,979

	Healthcare (1.0%)

546,300	Health Management Associates, Inc.	10,958,778	+

	Home Construction, Furnishings & Appliances (2.8%)

632,200	Leggett & Platt, Inc.	17,101,010
717,500	Maytag Corp.	14,708,750

	Total Home Construction, Furnishings & Appliances	31,809,760

	Insurance (6.4%)

999,000	Assurant, Inc.	24,375,600
1,248,500	Health Net, Inc.	30,126,305	* +
794,900	Old Republic International Corp.	18,513,221
	Total Insurance	73,015,126

	Machinery (8.2%)

457,600	Cooper Cameron Corp.	23,378,784	* +
352,400	Dover Corp.	13,983,232
473,400	Grainger (W.W.), Inc.	25,066,530
565,650	Pall Corp.	13,106,110

2

479,200	York International Corp.	17,049,936	+
	Total Machinery	92,584,592

	Media - Broadcasting & Publishing (3.5%)

342,000	Cox Radio, Inc.	5,926,860	*
223,300	Entercom Communications Corp.	8,585,885	*
1,207,648	Readers Digest Association, Inc.	17,245,213	+
352,800	Westwood One, Inc.	8,396,640	*
	Total Media - Broadcasting & Publishing	40,154,598

	Medical Supplies (7.6%)

325,400	Beckman Coulter, Inc.	17,952,318
655,800	Edwards Lifesciences Corp.	23,064,486	* +
441,500	Hillenbrand Industries, Inc.	25,072,785	+
1,114,000	PerkinElmer, Inc.	19,584,120
	Total Medical Supplies	85,673,709

	Metals (2.0%)

361,150	Alliant Techsystems, Inc.	22,738,004	* +

	Oil & Gas (1.0%)

374,600	Ensco International, Inc.	11,279,206	+

	Paper & Forest Products (0.3%)

120,800	MeadWestvaco Corp.	3,607,088

	Pharmaceuticals (1.9%)

479,400	Charles River Laboratories International, Inc.	21,606,558	* +

	Restaurants (1.7%)

908,000	Darden Restaurants, Inc.	19,367,640

	Retail (3.6%)

308,450	American Eagle Outfitters, Inc.	10,107,907	*
271,000	J.C. Penney Co., Inc.	10,840,000	+
535,800	Talbots, Inc.	16,502,640
139,700	TJX Cos., Inc.	3,278,759
	Total Retail	40,729,306

3

	Telecommunications (1.5%)

1,612,350	Andrew Corp.	17,493,998	*

	Textiles, Clothing & Fabrics (2.3%)

704,300	Jones Apparel Group, Inc.	26,305,605

	Transportation (2.9%)

286,800	Carnival Corp.	13,367,748
1,327,700	Southwest Airlines, Inc.	19,211,819
	Total Transportation	32,579,567

	Total Common Stock (Cost: $1,037,856,388) (96.0%)	1,087,301,240

Principal Amount	Short-Term Investments
$7,329,290	Bank of America, 1.313%, due 10/19/04	7,329,290	**
315,755	Bank of Montreal, 1.37%, due 08/23/04	315,755	**
6,282,249	Bank of Nova Scotia, 1.32%, due 08/13/04	6,282,249	**
2,094,083	Bear Stearns Companies, Inc., 1.448%, due 12/15/04	2,094,083	**
3,978,758	BGI Institutional Money Market Fund, 1.265%, due 08/02/04	3,978,758	**
10,470,414	BNP Paribas, 1.405%, due 09/13/04	10,470,414	**
4,188,166	Canadian Imperial Bank of Commerce, 1.355%, due 11/04/04	4,188,166	**
3,141,124	Credit Suisse First Boston Corp., 1.321%, due 09/08/04	3,141,124	**
5,235,207	Den Danske Bank, 1.27%, due 08/06/04	5,235,207	**
5,235,207	Deutsche Bank, 1.313%, due 10/12/04	5,235,207	**
2,094,083	Dexia Group, 1.505%, due 10/01/04	2,094,083	**
2,094,083	Federal National Mortgage Association, 1.301%, due 08/11/04	2,094,083	**
1,047,041	Fortis Bank, 1.29%, due 09/03/04	1,047,041	**
2,094,083	Fortis Bank, 1.42%, due 09/14/04	2,094,083	**
5,235,207	Fortis Bank, 1.52%, due 10/01/04	5,235,207	**
4,172,460	Govco, Inc., 1.252%, due 08/02/04	4,172,460	**
6,282,249	Greyhawk Funding, 1.341%, due 08/18/04	6,282,249	**
1,047,041	Halifax Bank of Scotland, 1.3%, due 09/03/04	1,047,041	**
47,111,212	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	47,111,212

4

5,223,515	Jupiter Securitization Corp., 1.341%, due 08/18/04	5,223,515	**
6,518,014	Merrill Lynch Premier Institutional Fund, 1.278%, due 08/02/04	6,518,014	**
16,333,847	Merrimac Cash Fund-Premium Class, 1.199%, due 08/02/04	16,333,847	**
3,141,124	Royal Bank of Canada, 1.25%, due 08/04/04	3,141,124	**
5,654,024	Royal Bank of Scotland, 1.25%, due 08/04/04	5,654,024	**
5,222,829	Sheffiled Receivables Corp., 1.332%, due 08/16/04	5,222,829	**
10,470,415	Toronto Dominion Bank, 1.09%, due 08/02/04	10,470,415	**
7,329,290	Wells Fargo & Co., 1.28%, due 08/27/04	7,329,290	**
5,235,207	Wells Fargo & Co., 1.33%, due 08/17/04	5,235,207	**
5,205,153	Wells Fargo & Co., 1.34%, due 08/18/04	5,205,153	**
	Total Short-Term Investments (Cost: $189,781,130) (16.8%)	189,781,130

	Total Investments (Cost: $1,227,637,518) (112.8%)	1,277,082,370

	Liabilities in Excess of Other Assets (-12.8%)	(144,907,460)
	Net Assets (100.0%)	$1,132,174,910

Notes to the Schedule of Investments:

*	Non-income producing.
**	Represents investments of security lending collateral.
+	Security partially or fully lent.

5

TCW Galileo Funds, Inc.

U.S. Equities	July 31, 2004

Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At July 31, 2004, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Galileo Aggressive Growth Equities Fund	TCW Galileo Convertible Securities Fund	TCW Galileo Diversified Value Fund	TCW Galileo Dividend Focused Fund
Unrealized Appreciation	$46,708	$2,751	$3,281	$8,674
Unrealized (Depreciation)	(10,240)	(593)	(1,098)	(1,448)
Net Unrealized Appreciation	$36,468	$2,158	$2,183	$7,226
Cost of Investments for Federal Income Tax Purposes	$75,491	$22,619	$37,579	$121,126

	TCW Galileo Focused Large Cap Value Fund	TCW Galileo Growth Equities Fund	TCW Galileo Growth Insights Fund
Unrealized Appreciation	$192	$368	$277
Unrealized (Depreciation)	(67)	(851)	(140)
Net Unrealized Appreciation (Depreciation)	$125	$(483)	$137
Cost of Investments for Federal Income Tax Purposes	$1,754	$8,839	$1,664

	TCW Galileo Large Cap Growth Fund	TCW Galileo Large Cap Value Fund	TCW Galileo Opportunity Fund	TCW Galileo Select Equities Fund
Unrealized Appreciation	$384	$20,519	$11,338	$603,836
Unrealized (Depreciation)	(195)	(2,066)	(3,113)	(188,707)
Net Unrealized Appreciation	$189	$18,453	$8,225	$415,129
Cost of Investments for Federal Income Tax Purposes	$4,127	$123,463	$65,116	$3,347,683

	TCW Galileo Small Cap Growth Fund	TCW Galileo Technology Fund	TCW Galileo Value Added Fund	TCW Galileo Value Opportunities Fund
Unrealized Appreciation	$48,621	$351	$4,797	$122,506
Unrealized (Depreciation)	(11,895)	(140)	(3,227)	(79,740)
Net Unrealized Appreciation	$36,726	$211	$1,570	$42,766
Cost of Investments for Federal Income Tax Purposes	$142,050	$834	$38,707	$1,234,315

TCW Galileo Asia Pacific Equities Fund

Schedule of Investments (Unaudited)	July 31, 2004

Number of Shares	Common Stock	Value
	China (5.0% of Net Assets)

92,000	China Petroleum & Chemical Corp., Class H	$35,974
556,000	PetroChina Company, Limited	276,223
148,000	Sinopec Shanghai Petrochemical Company, Limited, Class H	52,655
140,000	Yanzhou Coal Mining Company, Limited	169,619
	Total China (Cost: $476,456)	534,471

	Hong Kong (24.4%)

23,000	ASM Pacific Technology, Limited	80,207
378,000	China Overseas Land & Investment, Limited	74,632
34,000	China Telecom, Limited	98,733
30,000	CLP Holdings, Limited	168,465
250,000	Comba Telecom Systems Holdings, Limited	133,817
120,000	Cosco Pacific, Limited	170,773
344,000	Denway Motors, Limited	129,003
264,000	Giordano International, Limited	159,926
154,000	Great Eagle Holdings, Limited	277,403
50,000	Hopewell Holdings, Limited	99,040
10,000	Hutchison Whampoa, Limited	67,630
104,000	Singamas Container Holdings, Limited	52,001
52,370	Sun Hung Kai Properties, Limited	443,139
104,000	Wharf Holdings, Limited	320,006
57,000	Wing Hang Bank, Limited	342,737
	Total Hong Kong (Cost: $2,178,141)	2,617,512

	Indonesia (2.6%)

808,000	PT BFI Finance Indonesia Tbk	68,550
1,017,000	PT Kalbe Farma Tbk	43,975
194,000	PT Telekomunikasi Indonesia Tbk	164,587	*
	Total Indonesia (Cost: $283,133)	277,112

	Malaysia (6.8%)

111,000	AMMB Holdings BHD	100,484
33,800	Genting BHD	133,421
44,700	Jaya Jusco Stores BHD	128,218
49,200	Kuala Lumpur Kepong BHD	82,863
10,000	O.Y.L. Industries BHD	96,053
39,650	Public Bank BHD	73,039
112,500	SP Setia BHD	111,908
	Total Malaysia (Cost: $664,611)	725,986

1

	Singapore (8.6%)

55,000	Aussino Group, Limited	16,621
96,000	Capitaland, Limited	87,590
21,000	DBS Group Holdings, Limited	189,162
63,000	First Engineering, Limited	40,639
181,000	Jaya Holdings, Limited	92,564
40,000	Keppel Corporation, Limited	169,693
30,000	United Overseas Bank, Limited	238,849
10,000	Venture Corporation, Limited	94,145
	Total Singapore (Cost: $754,093)	929,263

	South Korea (22.8%)

2,800	Hana Bank	53,151
5,710	Hyundai Motor Company, Limited	211,897
7,245	Kookmin Bank	199,168	*
3,900	LGPhilips LCD Co., Limited (ADR)	56,160	*
744	Pohang Iron & Steel Company, Limited	101,469
3,200	Samsung Electronics Company, Limited	1,141,000
3,400	Samsung Fire & Marine Insurance	190,133
1,420	Shinsegae Company, Limited	330,868
1,230	SK Telecom Company, Limited	167,225
	Total South Korea (Cost: $1,721,724)	2,451,071

	Taiwan (18.5%)

28,100	Advanced Semiconductor Engineering, Incorporated (ADR)	93,292	*
5,530	China Steel Corporation	4,767
6,572	China Steel Corporation (144A) (GDR)	112,714	**
224,000	Chinatrust Financial Holding Company	228,679
43,000	Compal Electronics, Incorporated	42,886
32,148	Compal Electronics, Incorporated (144A) (GDR)	143,703	**
16,450	Hon Hai Precision Industry Company, Limited (144A) (GDR)	125,020	**
8,452	Hon Hai Precision Industry Company, Limited (GDR)	64,235	*
26,000	Optimax Technology Corporation	55,075
313,000	Taishin Financial Holdings Company, Limited	239,423
149,000	Taiwan Cellular Corp.	134,139
78,000	Taiwan Fertilizer Company, Limited	61,271	*
100,637	Taiwan Semiconductor Manufacturing Company, Limited	127,018
45,589	Taiwan Semiconductor Manufacturing Company, Limited (ADR)	324,594
65,000	Tong Yang Industry Company, Limited	102,310
32,000	Tong-Tai Machine & Tool Company, Limited	45,472
46,000	Yuanta Core Pacific Securities Company	27,473

2

93,000	Yuanta Core Pacific Securities Company	55,543
	Total Taiwan (Cost: $2,256,149)	1,987,614

	Thailand (5.4%)

54,900	Advanced Info Service Public Company, Limited	127,551
56,000	Bangkok Bank Public Company, Limited	128,751	*
580,000	Chonburi Concrete Product Public Company, Limited	98,959
604,700	Land and Houses Public Company, Limited	141,955
379,000	Sino Thai Engineering & Construction Public Company, Limited	85,761
	Total Thailand (Cost: $606,269)	582,977

	Total Common Stock (Cost: $8,940,576) (94.1%)	10,106,006

Principal Amount	Short-Term Investments
$154,908	Foreign Currency Call Accounts	155,038
641,686	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	641,686
	Total Short-Term Investments (Cost: $796,594) (7.4%)	796,724

	Total Investments (Cost: $9,737,170) (101.5%)	10,902,730

	Liabilities in Excess of Other Assets (-1.5%)	(160,826)
	Net Assets (100.0%)	$10,741,904

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
*		Non-income producing.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2004, the value of these securities amounted to $381,437 or 3.6% of net assets.

3

Investments by Industry (Unaudited)	July 31, 2004

Industry	Percentage of Net Assets
Apparel Retailers	1.5%
Automotive	4.1
Banking	14.9
Building Materials	1.7
Chemicals	1.1
Coal	1.6
Commercial Services	1.6
Communications	4.9
Computers & Information	2.9
Containers & Packaging	0.5
Electric Utilities	1.6
Electrical Equipment	1.2
Electronics	17.8
Financial Services	3.2
Heavy Machinery	2.1
Home Construction, Furnishings & Appliances	1.3
Industrial - Diversified	2.6
Insurance	1.8
Lodging	1.2
Metals	2.0
Oil & Gas	2.9
Pharmaceuticals	0.4
Radio Telephone Communications	1.5
Real Estate	13.2
Retailers	4.3
Telephone Systems	1.2
Textiles, Clothing & Fabrics	0.1
Transportation	0.9
Short-Term Investments	7.4
Total	101.5%

4

TCW Galileo Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	July 31, 2004

Number of Shares	Equity Securities	Value
	Common Stock

	Argentina (1.4% of Net Assets)

5,809	Irsa Inversiones y Representaciones, S.A. (GDR)	$38,920	*
6,100	Telecom Argentina STET - France Telecom, S.A., Series B (ADR)	57,706	*
	Total Argentina (Cost: $115,940)	96,626

	Brazil (5.6%)

996	Banco Bradesco, S.A. (ADR)	45,906
524,257	Banco Itau Holding Financiera, S.A.	48,944
5,000	Companhia Siderurgica Nacional, S.A. (ADR)	72,500
5,500	Petroleo Brasileiro, S.A. (ADR)	141,075
2,466	Petroleo Brasileiro, S.A. (PETROBRAS) (ADR)	69,739
	Total Brazil (Cost: $316,271)	378,164

	China (2.8%)

201,990	China Telecom Corporation, Limited	67,331
800	Huaneng Power International, Inc. (ADR)	25,520
2,000	PetroChina Co., Limited (ADR)	99,880
	Total China (Cost: $186,823)	192,731

	Great Britain (Cost: $222,482) (3.4%)

10,877	Anglo American PLC	231,022

	Hong Kong (5.1%)

9,100	China Mobile Hong Kong, Limited (ADR)	132,132
375	China Telecom, Limited	1,089
28,000	Citic Pacific, Limited	67,668
72	CNOOC, Limited (ADR)	3,458
46,000	Cosco Pacific, Limited	65,463
196,000	Denway Motors, Limited	73,501
	Total Hong Kong (Cost: $334,449)	343,311

	India (3.0%)

46	Infosys Technologies, Limited (ADR)	2,307
6,920	Mahindra & Mahindra, Limited (GDR)	68,093
4,430	Reliance Industries, Limited (144A) (GDR)	96,131	**
1,494	State Bank of India, Limited (GDR)	34,018
	Total India (Cost: $200,307)	200,549

	Indonesia (4.4%)

107,000	PT Astra International Tbk	65,008
354,500	PT Bank Rakyat Indonesia Tbk	66,942

1

34,500	PT Gudang Garam Tbk	53,818
6,500	PT Telekomunikasi Indonesia Tbk (ADR)	110,565	*
	Total Indonesia (Cost: $270,152)	296,333

	Israel (3.8%)

31,949	Bank Hapoalim, Limited	87,108
23,331	Bank Leumi Le-Israel	46,548
83	Koor Industries, Limited	3,333	*
13,966	Super-Sol, Limited	33,283
24,399	United Mizrahi Bank, Limited	86,248
	Total Israel (Cost: $245,334)	256,520

	Luxembourg (Cost: $45,761) (0.8%)

1,529	Tenaris SA (ADR)	54,371

	Malaysia (4.1%)

2,500	British American Tobacco BHD	33,553
10,200	Genting BHD	40,263
21,900	Malayan Banking BHD	61,666
32,450	Public Bank BHD	59,776
27,100	SP Setia BHD	26,957
21,800	Telekom Malaysia BHD	59,090
	Total Malaysia (Cost: $280,738)	281,305

	Mexico (2.0%)

1,908	America Movil, S.A. de C.V. (ADR)	68,173	+
2,210	Telefonos de Mexico, S.A. de C.V. (ADR)	68,245
	Total Mexico (Cost: $123,317)	136,418

	Russia (7.3%)

1,317	MMC Norilsk Nickel (ADR)	65,323
900	Mobile Telesystems (ADR)	105,345
3,169	OAO Gazprom (ADR)	91,267
1,200	OAO LUKOIL (ADR)	130,200
3,000	Surgutneftegaz (ADR)	100,950
	Total Russia (Cost: $480,137)	493,085

	South Africa (6.1%)

1,800	Anglo American Platinum Corporation, Limited	68,927
1,100	AngloGold Ashanti, Limited (ADR)	36,069
6,123	Barloworld, Limited	67,028
2,100	Impala Platinum Holdings, Limited (ADR)	42,210
8,175	Liberty Group, Limited	66,913
15,379	MTN Group, Limited	66,006
5,436	Remgro, Limited	66,785
22	Sappi, Limited (ADR)	321
	Total South Africa (Cost: $368,791)	414,259

2

	South Korea (24.6%)

1,830	Hana Bank	34,738
5,500	Hyundai Motor Company (144A) (GDR)	108,075	**
8	Kookmin Bank	220	*
5,837	Kookmin Bank (ADR)	160,984	*
3,500	Korea Electric Power Corporation (ADR)	32,480
3,800	KT Corporation (ADR)	67,602
2,788	KT&G Corporation (144A) (GDR)	32,759	**
1,040	LG Chemical, Limited	34,637
18,594	LG Electronics, Incorporated (GDR)	227,777
1,000	Pohang Iron & Steel Company, Limited	136,383
1,506	Samsung Electronics Company, Limited	536,983
325	Samsung Electronics Company, Limited (144A) (GDR)	58,175	**
7,130	Shinhan Financial Group Company, Limited	103,947
940	SK Telecom Company, Limited	127,798
	Total South Korea (Cost: $1,369,128)	1,662,558

	Taiwan (16.8%)

81,000	Cathay Financial Holding Company, Limited	133,451
7,874	China Steel Corp. (144A) (GDR)	135,034	**
132,000	Chinatrust Financial Holding Company	134,757
2,900	Chunghwa Telecom Company, Limited (ADR)	46,632
14,399	Compal Electronics, Incorporated (GDR)	64,364
77,200	Formosa Plastics Corporation	107,203
7,800	Fubon Financial Holding Company, Limited (144A) (GDR)	65,130	**
76,560	Nan Ya Plastic Corp.	102,260
89,000	Taishin Financial Holdings Company, Limited	68,079
74,000	Taiwan Cellular Corp.	66,620
19,833	Taiwan Semiconductor Manufacturing Company, Limited (ADR)	141,211	+
19,164	United Microelectronics Corporation (ADR)	70,907	*
	Total Taiwan (Cost: $1,236,084)	1,135,648

	Thailand (4.2%)

23,327	Bangkok Bank Public Company, Limited	53,632	*
46,500	Kasikornbank Public Company, Limited	53,455	*
197,014	Land and Houses Public Company, Limited	46,250
20,220	PTT Public Company, Limited	74,871
9,000	Siam Cement Public Company, Limited	53,146
	Total Thailand (Cost: $288,926)	281,354

	Venezuela (Cost: $138,913) (2.2%)

7,550	Companhia Anonima Nacional Telefonos de Venezuela (ADR)	150,774
	Total Common Stock (Cost: $6,223,553) (97.6%)	6,605,028

3

	Preferred Stock

	Brazil (2.0%)

1,000	Companhia Vale do Rio Doce (ADR)	44,100
3,000	Tele Centro Oeste Celular Participacoes, S.A. (ADR)	27,060
2,600	Tele Norte Leste Participacoes, S.A. (TELEMAR) (ADR)	33,956
2,100	Usinas Siderurgicas de Minas Gerais, S.A. (USIMINAS)	30,000
	Total Preferred Stock (Cost: $133,455) (2.0%)	135,116

	Total Equity Securities (Cost: $6,357,008) (99.6%)	6,740,144

Principal Amount	Short-Term Investments
$9,728	Bank of America, 1.313%, due 10/19/04	9,728	***
419	Bank of Montreal, 1.37%, due 08/23/04	419	***
8,338	Bank of Nova Scotia, 1.32%, due 08/13/04	8,338	***
2,779	Bear Stearns Companies, Inc., 1.448%, due 12/15/04	2,779	***
5,281	BGI Institutional Money Market Fund, 1.265%, due 08/02/04	5,281	***
13,897	BNP Paribas, 1.405%, due 09/13/04	13,897	***
5,559	Canadian Imperial Bank of Commerce, 1.355%, due 11/04/04	5,559	***
4,168	Credit Suisse First Boston Corp., 1.321%, due 09/08/04	4,168	***
6,948	Den Danske Bank, 1.27%, due 08/06/04	6,948	***
6,949	Deutsche Bank, 1.313%, due 10/12/04	6,949	***
2,779	Dexia Group, 1.505%, due 10/01/04	2,779	***
2,779	Federal National Mortgage Association, 1.301%, due 08/11/04	2,779	***
268,729	Foreign Currency Call Accounts	268,729
1,390	Fortis Bank, 1.29%, due 09/03/04	1,390	***
2,779	Fortis Bank, 1.42%, due 09/14/04	2,779	***
6,949	Fortis Bank, 1.52%, due 10/01/04	6,949	***
5,538	Govco, Inc., 1.252%, due 08/02/04	5,538	***
8,338	Greyhawk Funding, 1.341%, due 08/18/04	8,338	***

4

1,390	Halifax Bank of Scotland, 1.3%, due 09/03/04	1,390	***
6,934	Jupiter Securitization Corp., 1.341%, due 08/18/04	6,934	***
8,651	Merrill Lynch Premier Institutional Fund, 1.278%, due 08/02/04	8,651	***
21,679	Merrimac Cash Fund-Premium Class, 1.199%, due 08/02/04	21,679	***
4,169	Royal Bank of Canada, 1.25%, due 08/04/04	4,169	***
7,505	Royal Bank of Scotland, 1.25%, due 08/04/04	7,505	***
6,932	Sheffiled Receivables Corp., 1.332%, due 08/16/04	6,932	***
13,897	Toronto Dominion Bank, 1.09%, due 08/02/04	13,897	***
9,728	Wells Fargo & Co., 1.28%, due 08/27/04	9,728	***
6,949	Wells Fargo & Co., 1.33%, due 08/17/04	6,949	***
6,909	Wells Fargo & Co., 1.34%, due 08/18/04	6,909	***

	Total Short-Term Investments (Cost: $458,090) (6.8%)	458,090

	Total Investments (Cost: $6,815,098) (106.4%)	7,198,234

	Liabilities in Excess of Other Assets (-6.4%)	(430,039)
	Net Assets (100.0%)	$6,768,195

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
*		Non-income producing.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2004, the value of these securities amounted to $495,304 or 7.3% of net assets.

***		Represents investments of security lending collateral.
+		Security partially or fully lent.

5

Investments by Industry (Unaudited)	July 31, 2004

Industry	Percentage of Net Assets
Automotive	4.6%
Banking	15.4
Beverages, Food & Tobacco	1.8
Building Materials	0.8
Chemicals	5.0
Commercial Services	1.0
Communications	5.2
Computers & Information	1.0
Electric Utilities	0.9
Electrical Equipment	1.0
Electronics	14.2
Financial Services	3.5
Food Retailers	0.5
Home Construction, Furnishings & Appliances	0.7
Industrial - Diversified	1.0
Insurance	3.0
Lodging	0.6
Metals	12.1
Mining	1.6
Oil & Gas	11.3
Radio Telephone Communications	2.9
Real Estate	1.0
Telephone Communications, exc. Radio	6.9
Telephone Systems	3.6
Short-Term Investments	6.8
Total	106.4%

6

Expiration Date	Contracts to Buy or Sell	In Exchange for U.S. $	Unrealized Appreciation (Depreciation) on Contracts
08/02/2004	Buy Great British Pound 18,829	$34,400	$(161)
08/02/2004	Buy Israeli Shekel 14,239	3,152	1
08/04/2004	Sell South African Rand 1,430,750	227,421	(818)
08/03/2004	Sell Thai Baht 10,045,817	242,068	(1,054)
	Net Unrealized Depreciation		$(2,032)

1

TCW Galileo Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2004

Principal Amount	Fixed Income Securities	Value
	Argentina (5.7% of Net Assets)

$2,000,000	Republic of Argentina, 1.162%, due 08/03/12	$1,353,000
1,830,000	Transportadora de Gas del Sur S.A., Bilateral Loan Participation Agreement dated 04/06/04, Banc of America Securities, Limited as Agent, due 01/01/06	1,509,750	#
370,000	Transportadora de Gas del Sur S.A., Bilateral Loan Participation Agreement dated 04/07/04, J.P. Morgan Chase & Co. as Agent, due 01/01/06	305,250	#
	Total Argentina (Cost: $3,122,559)	3,168,000

	Brazil (13.7%)

1,450,000	Republic of Brazil, 9.25%, due 10/22/10	1,446,375
2,100,000	Republic of Brazil, 10%, due 08/07/11	2,105,250
3,415,000	Republic of Brazil, 14.5%, due 10/15/09	4,098,000
	Total Brazil (Cost: $6,055,590)	7,649,625

	Chile (Cost: $499,283) (0.9%)

500,000	AES Gener S.A., (144A), 7.5%, due 03/25/14	483,125	*

	China (Cost: $1,738,145) (3.1%)

1,755,000	AES China Generating Company, 8.25%, due 06/26/10	1,750,612

	Colombia (6.3%)

1,520,000	Republic of Colombia, 8.7%, due 02/15/16	1,428,800
934,813	Republic of Colombia, 9.75%, due 04/09/11	1,049,328
1,020,000	Republic of Colombia, 15%, due 08/22/08	1,074,162
	Total Colombia (Cost: $3,327,199)	3,552,290

	Dominican Republic (4.6%)

1,479,921	Government of the Dominican Republic, 2%, due 08/30/09	984,148
650,000	Government of the Dominican Republic, 9.04%, due 01/23/13	422,500
2,660,000	Tricom S.A., 11.375%, due 09/01/04	1,143,800	#
	Total Dominican Republic (Cost: $3,794,705)	2,550,448

	Indonesia (8.3%)

980,000	Excelcomindo Finance Company, (Reg S), 8%, due 01/27/09	940,800
500,000	Indosat Finance Company B.V., (Reg S), 7.75%, due 11/05/10	500,569
480,000	MEI Euro Finance, Limited, (144A), 8.75%, due 05/22/10	459,600	*
342,000	MEI Euro Finance, Limited, (Reg. S), 8.75%, due 05/22/10	327,465

1

902,000			Republic of Indonesia, Loan Participation Agreement dated 03/28/94, Barclays Bank PLC as Counterparty, Variable Rate based on LIBOR + 0.875%, due 03/28/13	775,720
2,260,920			Republic of Indonesia, Loan Participation Agreement dated 06/14/95, Credit Suisse First Boston International as Counterparty, Variable Rate based on LIBOR + 0.875%, due 12/14/19	1,661,776
			Total Indonesia (Cost: $4,730,063)	4,665,930

			Kazakhstan (3.6%)

1,210,000			Kazkommerts International B.V., (144A), 7.875%, due 04/07/14	1,152,525	*
900,000			Turanalem Finance B.V., (144A), 8%, due 03/24/14	839,250	*
			Total Kazakhstan (Cost: $2,001,769)	1,991,775

			Mauritius (Cost: $492,637) (0.8%)

500,000			PGN Euro Finance, Limited, 7.5%, due 09/10/13	463,750

			Mexico (9.1%)

2,900,000			Grupo Iusacell, S.A. de C.V., 10%, due 07/15/04	1,638,500	#
1,825,000			Grupo TMM, S.A., 10.25%, due 11/15/06	1,861,500	#
1,000,000			Grupo Transportacion Ferroviaria Mexicana S.A. de C.V., 11.75%, due 06/15/09	995,000
605,000			Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 10.25%, due 06/15/07	608,025
			Total Mexico (Cost: $5,300,040)	5,103,025

			Qatar (Cost: $579,150) (1.1%)

540,000			Ras Laffan Liquefied Gas Company, Limited, 8.294%, due 03/15/14	612,900

			Russia (10.6%)

550,000			Mobile TeleSystems OJSC, (Reg. S), 9.75%, due 01/30/08	572,000
515,000			OAO Siberian Oil Company, 11.5%, due 02/13/07	535,600
2,000,000			OAO Siberian Oil Company, (Reg. S), 10.75%, due 01/15/09	2,040,000
1,750,000			Russian Federation, 3%, due 05/14/11	1,328,425
1,125,000			Russian Federation, (Reg. S), 5%, due 03/31/30	1,032,862
400,000			Tyumen Oil Company, 11%, due 11/06/07	438,000
			Total Russia (Cost: $5,963,586)	5,946,887

			Turkey (Cost: $1,081,182) (1.7%)

TRL	1,785,000	^	Turkish Credit Linked Notes, dated 03/15/04, Credit Suisse First Boston LLC as Agent, 0%, due 08/25/05	943,373	**

2

	Vietnam (Cost: $785,644) (1.4%)

$845,000	Socialist Republic of Vietnam, 4%, due 03/12/16	773,175
	Total Fixed Income Securities (Cost: $39,471,552) (70.9%)	39,654,915

Number of Shares or Warrants	Equity Securities
	Indonesia (Cost: $0) (0.0%)

2,010	Asia Pulp & Paper Company, Limited, Warrants, expire 03/15/05	—	**

	Poland (Cost: $251,170) (1.1%)

550,000	Netia Holdings S.A., Common Stock	611,749	**
	Total Equity Securities (Cost: $251,170) (1.1%)	611,749

Principal Amount	Short-Term Investments
$12,884	Foreign Currency Call Accounts	12,253
16,015,896	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	16,015,896
	Total Short-Term Investments (Cost: $16,028,780) (28.7%)	16,028,149

	Total Investments (Cost: $55,751,502) (100.7%)	56,294,813

	Liabilities in Excess of Other Assets (-0.7%)	(412,914)
	Net Assets (100.0%)	$55,881,899

Notes to the Schedule of Investments:

TRL	-	Turkish Lira
*

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2004, the value of these securities amounted to $2,934,500 or 5.3% of net assets.

**		Non-income producing.
^		Amount in millions.
#		Company is not making interest payments.

3

Investments by Industry (Unaudited)	July 31, 2004

Industry	Percentage of Net Assets
Banking & Financial Services	3.5%
Communications	3.1
Electric Utilities	4.0
Foreign Government Securities	39.9
Oil & Gas	8.7
Telephone Communications, exc. Radio	6.6
Transportation	6.2
Short-Term Investments	28.7
Total	100.7%

4

Expiration Date	Contracts to Buy or Sell	In Exchange for U.S. $	Unrealized Appreciation (Depreciation) on Contracts
08/04/2004	Buy Philippine Peso 5,970,000	$101,015	$5,615
08/06/2004	Buy Philippine Peso 42,455,000	718,359	39,709
09/20/2004	Buy Philippine Peso 29,500,000	499,154	24,072
09/20/2004	Buy Philippine Peso 80,012,500	1,354,996	64,143
08/11/2004	Buy South African Rand 4,716,000	711,205	40,151
08/04/2004	Sell Philippine Peso 5,970,000	100,590	(6,040)
08/06/2004	Sell Philippine Peso 42,455,000	700,000	(58,068)
09/20/2004	Sell Philippine Peso 14,562,500	243,724	(14,563)
09/20/2004	Sell Philippine Peso 29,500,000	493,311	(29,915)
09/20/2004	Sell Philippine Peso 17,025,000	284,556	(17,407)
09/20/2004	Sell Philippine Peso 42,455,000	709,594	(43,408)
09/20/2004	Sell Philippine Peso 5,970,000	99,616	(6,271)
08/11/2004	Sell South African Rand 4,716,000	600,000	(151,356)
	Net Unrealized Depreciation		$(153,338)

1

TCW Galileo European Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2004

Number of Shares	Equity Securities	Value
	Common Stock

	Denmark (Cost: $173,939) (2.3% of Net Assets)

5,950	TDC A/S	$193,657

	Finland (Cost: $179,141) (1.5%)

10,700	Nokia OYJ	123,026

	France (20.2%)

12,900	Alcatel S.A.	167,113	* +
13,356	Axa S.A.	274,485
6,400	France Telecom S.A.	158,575
685	Galeries Lafayette S.A.	119,434
1,968	Lafarge S.A.	168,699
2,150	Lagardere S.C.A.	130,848
1,530	Total S.A.	297,122
7,600	Veolia Environnement	202,765
7,500	Vivendi Universal S.A.	187,545	*
	Total France (Cost: $1,308,094)	1,706,586

	Germany (11.5%)

3,830	Deutsche Bank AG	266,293
12,300	Infineon Technologies AG	134,610	*
3,200	Metro AG	146,901
1,810	SAP AG	290,481
1,940	Siemens AG	135,912
	Total Germany (Cost: $789,824)	974,197

	Great Britain (26.5%)

29,200	AMVESCAP PLC	150,292
22,100	British Sky Broadcasting PLC	242,935
49,500	BT Group PLC	169,900
55,900	EasyJet PLC	150,444	*
13,966	GlaxoSmithKline PLC	283,679
53,000	LogicaCMG PLC	158,542
44,256	Marks & Spencer Group PLC	279,256
21,706	Pearson PLC	243,340
30,432	Tesco PLC	140,838
192,340	Vodafone Group PLC	417,090
	Total Great Britain (Cost: $2,122,494)	2,236,316

	Ireland (5.1%)

20,350	Bank of Ireland	264,114

1

11,100	Irish Life & Permanent PLC	170,656
	Total Ireland (Cost: $359,460)	434,770

	Netherlands (16.9%)

17,100	ASM Lithography Holding, N.V.	244,374	*
38,375	BE Semiconductor Industries, N.V.	209,293	*
10,457	Koninklijke (Royal) Philips Electronics, N.V.	253,557
4,000	Royal Dutch Petroleum Company	200,674	+
39,000	Royal KPN, N.V.	288,298
12,630	ST Microelectronics, N.V.	234,779
	Total Netherlands (Cost: $1,490,230)	1,430,975

	Spain (Cost: $54,341) (1.6%)

8,980	Telefonica S.A.	130,927

	Sweden (Cost: $181,156) (2.0%)

62,000	Ericsson AB, Class B	165,626	*

	Switzerland (12.5%)

2,050	Roche Holding AG	202,701
563	Serono S.A.	348,533
3,600	UBS AG	240,872
1,860	Zurich Financial Services AG	263,149	*
	Total Switzerland (Cost: $939,557)	1,055,255

	Total Common Stock (Cost: $7,598,236) (100.1%)	8,451,335

Number of Warrants
	Warrants

	France (Cost: $0) (0.0%)

15,170	Veolia Environnement, Strike Price $66.22, expire 03/08/06	183	*

	Total Equity Securities (Cost: $7,598,236) (100.1%)	8,451,518

Principal Amount	Short-Term Investments
$19,098	Bank of America, 1.313%, due 10/19/04	19,098	**
823	Bank of Montreal, 1.37%, due 08/23/04	823	**
16,369	Bank of Nova Scotia, 1.32%, due 08/13/04	16,369	**
5,456	Bear Stearns Companies, Inc., 1.448%, due 12/15/04	5,456	**
10,367	BGI Institutional Money Market Fund, 1.265%, due 08/02/04	10,367	**
27,282	BNP Paribas, 1.405%, due 09/13/04	27,282	**

2

10,913	Canadian Imperial Bank of Commerce, 1.355%, due 11/04/04	10,913	**
8,185	Credit Suisse First Boston Corp., 1.321%, due 09/08/04	8,185	**
13,642	Den Danske Bank, 1.27%, due 08/06/04	13,642	**
13,642	Deutsche Bank, 1.313%, due 10/12/04	13,642	**
5,456	Dexia Group, 1.505%, due 10/01/04	5,456	**
5,456	Federal National Mortgage Association, 1.301%, due 08/11/04	5,456	**
2,728	Fortis Bank, 1.29%, due 09/03/04	2,728	**
5,456	Fortis Bank, 1.42%, due 09/14/04	5,456	**
13,642	Fortis Bank, 1.52%, due 10/01/04	13,642	**
10,872	Govco, Inc., 1.252%, due 08/02/04	10,872	**
16,369	Greyhawk Funding, 1.341%, due 08/18/04	16,369	**
2,728	Halifax Bank of Scotland, 1.3%, due 09/03/04	2,728	**
15,242	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	15,242
13,611	Jupiter Securitization Corp., 1.341%, due 08/18/04	13,611	**
16,984	Merrill Lynch Premier Institutional Fund, 1.278%, due 08/02/04	16,984	**
42,561	Merrimac Cash Fund-Premium Class, 1.199%, due 08/02/04	42,561	**
8,185	Royal Bank of Canada, 1.25%, due 08/04/04	8,185	**
14,732	Royal Bank of Scotland, 1.25%, due 08/04/04	14,732	**
13,609	Sheffiled Receivables Corp., 1.332%, due 08/16/04	13,609	**
27,282	Toronto Dominion Bank, 1.09%, due 08/02/04	27,282	**
19,098	Wells Fargo & Co., 1.28%, due 08/27/04	19,098	**
13,642	Wells Fargo & Co., 1.33%, due 08/17/04	13,642	**
13,563	Wells Fargo & Co., 1.34%, due 08/18/04	13,563	**

	Total Short-Term Investments (Cost: $386,993) (4.6%)	386,993

	Total Investments (Cost: $7,985,229) (104.7%)	8,838,511

	Liabilities in Excess of Other Assets (-4.7%)	(396,510)
	Net Assets (100.0%)	$8,442,001

Notes to the Schedule of Investments:

*	Non-income producing.
**	Represents investments of security lending collateral.
+	Security partially or fully lent.

3

Investments by Industry (Unaudited)	July 31, 2004

Industry	Percentage of Net Assets
Airlines	1.8%
Banking	9.1
Beverages, Food & Tobacco	1.7
Building Materials	2.0
Communications	6.8
Computer Software & Services	5.3
Electronics	12.8
Environmental Controls	2.4
Financial Services	3.8
Heavy Machinery	1.6
Insurance	6.4
Media - Broadcasting & Publishing	9.5
Oil & Gas	5.9
Pharmaceuticals	9.9
Radio Telephone Communications	4.9
Retailers	6.5
Telephone Communications, exc. Radio	9.7
Short-Term Investments	4.6
Total	104.7%

4

TCW Galileo Select International Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2004

Number of Shares	Common Stock	Value
	Brazil (Cost: $309,399) (2.3% of Net Assets)

11,000	Petroleo Brasileiro, S.A. (PETROBRAS) (ADR)	$311,080

	Denmark (Cost: $274,880) (2.2%)

9,000	TDC A/S	292,927

	France (18.4%)

19,100	Alcatel S.A.	247,431	*
23,068	Axa S.A.	474,080
8,200	France Telecom S.A.	203,174
2,972	Lafarge S.A.	254,763
2,497	Lagardere S.C.A.	151,967
2,940	Total S.A.	570,939
10,700	Veolia Environnement	285,471
11,700	Vivendi Universal S.A.	292,571	*
	Total France (Cost: $2,127,282)	2,480,396

	Germany (8.6%)

6,650	Deutsche Bank AG	462,362
21,400	Infineon Technologies AG	234,200	*
2,850	SAP AG	457,387
	Total Germany (Cost: $1,044,843)	1,153,949

	Great Britain (18.3%)

46,200	AMVESCAP PLC	237,755
4,700	AstraZeneca PLC	210,335
32,500	British Sky Broadcasting PLC	357,257
84,000	EasyJet PLC	226,070	*
22,198	GlaxoSmithKline PLC	450,888
30,631	Pearson PLC	343,396
293,977	Vodafone Group PLC	637,490
	Total Great Britain (Cost: $2,480,762)	2,463,191

	Ireland (Cost: $352,242) (3.1%)

32,210	Bank of Ireland	418,040

	Japan (23.9%)

4,400	Ariswa Manufacturing Company, Limited	180,414
144	Dentsu, Incorporated	366,928
9,800	Fanuc, Limited	564,497

1

8,000	Ito-Yokado Company, Limited	310,798
27,000	Matsushita Electric Industrial Company, Limited	359,499
38	Mitsubishi Tokyo Financial Group, Incorporated	339,922
320	NTT Docomo, Incorporated	556,996
16,300	Shin-Etsu Chemical Company, Limited	552,815
	Total Japan (Cost: $2,886,692)	3,231,869

	Netherlands (5.2%)

18,400	Koninklijke (Royal) Philips Electronics, N.V.	446,155
13,900	ST Microelectronics, N.V.	258,387
	Total Netherlands (Cost: $730,257)	704,542

	Russia (Cost: $242,322) (1.7%)

2,000	Mobile Telesystems (ADR)	234,100	+

	South Korea (3.3%)

8,300	Kookmin Bank (ADR)	228,914	*
620	Samsung Electronics Company, Limited	221,069
	Total South Korea (Cost: $443,742)	449,983

	Spain (Cost: $102,371) (1.1%)

10,403	Telefonica S.A.	151,674

	Switzerland (10.2%)

2,900	Roche Holding AG	286,747
545	Serono S.A.	337,390
4,580	UBS AG	306,443
3,180	Zurich Financial Services AG	449,900	*
	Total Switzerland (Cost: $1,146,959)	1,380,480

	Taiwan (Cost: $197,807) (1.6%)

58,160	United Microelectronics Corporation (ADR)	215,190	*

	Total Common Stock (Cost: $12,339,558) (99.9%)	13,487,421

Principal Amount	Short-Term Investments
$11,680	Bank of America, 1.313%, due 10/19/04	11,680	**
503	Bank of Montreal, 1.37%, due 08/23/04	503	**
10,011	Bank of Nova Scotia, 1.32%, due 08/13/04	10,011	**
3,337	Bear Stearns Companies, Inc., 1.448%, due 12/15/04	3,337	**
6,341	BGI Institutional Money Market Fund, 1.265%, due 08/02/04	6,341	**
16,686	BNP Paribas, 1.405%, due 09/13/04	16,686	**

2

6,675	Canadian Imperial Bank of Commerce, 1.355%, due 11/04/04	6,675	**
5,006	Credit Suisse First Boston Corp., 1.321%, due 09/08/04	5,006	**
8,343	Den Danske Bank, 1.27%, due 08/06/04	8,343	**
8,343	Deutsche Bank, 1.313%, due 10/12/04	8,343	**
3,337	Dexia Group, 1.505%, due 10/01/04	3,337	**
3,337	Federal National Mortgage Association, 1.301%, due 08/11/04	3,337	**
1,668	Fortis Bank, 1.29%, due 09/03/04	1,668	**
3,337	Fortis Bank, 1.42%, due 09/14/04	3,337	**
8,343	Fortis Bank, 1.52%, due 10/01/04	8,343	**
6,649	Govco, Inc., 1.252%, due 08/02/04	6,649	**
10,011	Greyhawk Funding, 1.341%, due 08/18/04	10,011	**
1,669	Halifax Bank of Scotland, 1.3%, due 09/03/04	1,669	**
67,033	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	67,033
8,324	Jupiter Securitization Corp., 1.341%, due 08/18/04	8,324	**
10,387	Merrill Lynch Premier Institutional Fund, 1.278%, due 08/02/04	10,387	**
26,030	Merrimac Cash Fund-Premium Class, 1.199%, due 08/02/04	26,030	**
5,006	Royal Bank of Canada, 1.25%, due 08/04/04	5,006	**
9,010	Royal Bank of Scotland, 1.25%, due 08/04/04	9,010	**
8,323	Sheffiled Receivables Corp., 1.332%, due 08/16/04	8,323	**
33,652	TCW Galileo Money Market Fund, 0.98%, due 08/02/04	33,652
16,686	Toronto Dominion Bank, 1.09%, due 08/02/04	16,686	**
11,680	Wells Fargo & Co., 1.28%, due 08/27/04	11,680	**
8,343	Wells Fargo & Co., 1.33%, due 08/17/04	8,343	**
8,295	Wells Fargo & Co., 1.34%, due 08/18/04	8,295	**

	Total Short-Term Investments (Cost: $328,045) (2.5%)	328,045

	Total Investments (Cost: $12,667,603) (102.4%)	13,815,466

	Liabilities in Excess of Other Assets (-2.4%)	(317,869)
	Net Assets (100.0%)	$13,497,597

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
*		Non-income producing.
**		Represents investments of security lending collateral.
+		Security partially or fully lent.

3

Investments by Industry (Unaudited)	July 31, 2004

Industry	Percentage of Net Assets
Advertising	2.7%
Airlines	1.7
Banking	13.0
Building Materials	1.9
Chemicals	5.4
Communications	3.6
Computer Software & Services	3.4
Electrical Equipment	1.6
Electronics	15.3
Environmental Controls	2.1
Financial Services	1.8
Insurance	6.9
Media - Broadcasting & Publishing	8.5
Oil & Gas	6.5
Pharmaceuticals	9.5
Radio Telephone Communications	8.9
Retailers	2.3
Telephone Communications, exc. Radio	4.8
Short-Term Investments	2.5
Total	102.4%

4

TCW Galileo Funds, Inc.

International	July 31, 2004

Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders.  Therefore, no federal income tax provision is required.

At July 31, 2004, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Galileo Asia Pacific Equities Fund	TCW Galileo Emerging Markets Equities Fund	TCW Galileo Emerging Markets Income Fund
Unrealized Appreciation	$1,601	$720	$3,017
Unrealized (Depreciation)	(446)	(390)	(1,790)
Net Unrealized Appreciation	$1,155	$330	$1,227
Cost of Investments for Federal Income Tax Purposes	$9,747	$6,868	$55,991

	TCW Galileo European Growth Equities Fund	TCW Galileo Select International Growth Equities Fund
Unrealized Appreciation	$1,221	$1,513
Unrealized (Depreciation)	(644)	(731)
Net Unrealized Appreciation	$577	$782
Cost of Investments for Federal Income Tax Purposes	$8,268	$13,052

5

TCW Galileo Money Market Fund

Schedule of Investments (Unaudited)	July 31, 2004

Principal Amount	Fixed Income Securities	Value
	Agency Securities (19.1% of Net Assets)

$10,000,000	Federal Home Loan Bank, 1.3%, due 04/13/05	$10,000,000
10,000,000	Federal Home Loan Bank, 1.35%, due 04/29/05	10,000,000
10,000,000	Federal Home Loan Bank, 1.47%, due 02/28/05	10,000,000
8,500,000	Federal Home Loan Mortgage Corp., 1.079%, due 02/04/05	8,497,663
3,150,000	Federal Home Loan Mortgage Corp., 1.25%, due 08/03/04	3,149,672
10,000,000	Federal National Mortgage Association, 1.265%, due 04/15/05	9,996,404
10,000,000	Federal National Mortgage Association, 1.33%, due 02/23/05	10,000,000
10,000,000	Federal National Mortgage Association, 1.36%, due 05/03/05	9,999,814
10,000,000	Federal National Mortgage Association, 1.75%, due 05/23/05	10,000,000
	Total Agency Securities (Cost: $81,643,553)	81,643,553

	Commercial Paper (72.5%)

15,000,000	Abbey National North America, LLC, 1.26%, due 08/02/04	14,998,950
5,000,000	Abbey National North America, LLC, 1.3%, due 08/06/04	4,998,917
18,000,000	American Express Credit Corp., 1.26%, due 08/03/04	17,998,110
10,000,000	American General Finance Corp., 1.25%, due 08/03/04	9,998,958
15,000,000	American Honda Finance Corp., 1.37%, due 09/07/04	14,978,308
15,000,000	Bank of America Corp., 1.28%, due 08/12/04	14,993,600
3,200,000	Barclays U.S. Funding Corp., 1.22%, due 08/24/04	3,197,397
10,000,000	Barclays U.S. Funding Corp., 1.3%, due 08/16/04	9,994,222
15,000,000	Bear Stearns Co., Inc., 1.3%, due 08/05/04	14,997,292
6,800,000	BMW US Capital Corp., 1.32%, due 08/02/04	6,799,501
15,750,000	BNP Paribas Finance, Inc., 1.28%, due 08/09/04	15,744,960
15,000,000	Dresdner US Finance, Inc., 1.37%, due 08/23/04	14,986,871
8,300,000	Dupont EI de Nemours Co., 1.25%, due 08/05/04	8,298,559
10,000,000	Dupont EI de Nemours Co., 1.25%, due 08/10/04	9,996,529
12,450,000	General Electric Capital Corp., 1.4%, due 08/23/04	12,438,864
7,550,000	General Electric Co., 1.28%, due 08/05/04	7,548,658
8,000,000	Halifax Bank of Scotland Treasury Services, 1.29%, due 08/02/04	7,999,427

1

10,000,000	Halifax Bank of Scotland Treasury Services, 1.305%, due 08/03/04	9,998,912
15,000,000	Household Finance Corp., 1.3%, due 08/10/04	14,994,583
6,000,000	International Lease Finance Corp., 1.4%, due 08/26/04	5,993,933
15,000,000	LaSalle Bank Corp., 1.255%, due 08/04/04	14,997,908
10,000,000	Merck & Co., Inc., 1.3%, due 08/02/04	9,999,278
18,900,000	Metlife Funding, Inc., 1.24%, due 08/10/04	18,893,490
8,700,000	Paccar Financial Corp., 1.24%, due 08/02/04	8,699,401
6,450,000	Paccar Financial Corp., 1.49%, due 10/08/04	6,431,579
15,000,000	Prudential Funding LLC, 1.25%, due 08/04/04	14,997,917
4,700,000	Toyota Motor Credit Corp., 1.44%, due 09/07/04	4,692,856
10,000,000	Wells Fargo & Co., 1.3%, due 08/13/04	9,995,306
	Total Commercial Paper (Cost: $309,664,286)	309,664,286

	Corporate Fixed Income Securities (8.4%)

2,500,000	American General Finance Corp., 2%, due 04/15/05	2,511,267
10,000,000	Associates Corp. of North America, 6%, due 07/15/05	10,342,463
12,150,000	Goldman Sachs Group, Inc., 7.5%, due 01/28/05	12,511,986
7,060,000	Home Depot, Inc., 6.5%, due 09/15/04	7,104,791
3,500,000	Salomon Smith Barney Holdings, Inc., 6.25%, due 01/15/05	3,576,475
	Total Corporate Fixed Income Securities (Cost: $36,046,982)	36,046,982

	Total Fixed Income Securities (Cost: $427,354,821) (100.0%)	427,354,821

	Short-Term Investments (Cost: $50,196) (0.0%)

50,196	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	50,196

	Total Investments (Cost: $427,405,017) (100.0%)	427,405,017

	Excess of Other Assets over Liabilities (0.0%)	32,374
	Net Assets (100.0%)	$427,437,391

2

TCW Galileo Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2004

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds

	Advertising (0.2% of Net Assets)

$100,000	Advanstar Communications, Inc., 10.75%, due 08/15/10	$110,500

	Aerospace/Defense (0.4%)

75,000	Lockheed Martin Corp., 8.2%, due 12/01/09	88,274
50,000	Northrop Grumman Corp., 7.75%, due 02/15/31	59,020
85,000	Sequa Corp., 8.875%, due 04/01/08	90,950
	Total Aerospace/Defense	238,244

	Airlines (0.0%)

10,000	Petroleum Helicopters, Inc., 9.375%, due 05/01/09	10,525

	Automotive (1.4%)

90,000	ArvinMeritor, Inc., 8.75%, due 03/01/12	97,200
75,000	Collins & Aikman Products Corp., 10.75%, due 12/31/11	75,750
125,000	Daimler-Chrysler N.A., 6.4%, due 05/15/06	131,515
70,000	Dana Corp., 9%, due 08/15/11	82,600
40,000	Eagle-Picher Industries, Inc., 9.75%, due 09/01/13	43,200
100,000	Ford Motor Credit Corp., 6.5%, due 01/25/07	105,361
100,000	General Motors Acceptance Corp., 6.15%, due 04/05/07	104,647
75,000	General Motors Corp., 7.125%, due 07/15/13	76,717	+
40,000	Keystone Automotive Operations, Inc., 9.75%, due 11/01/13	42,800
20,000	Navistar International Corp., 7.5%, due 06/15/11	20,600	+
22,000	TRW Automotive, Inc., 9.375%, due 02/15/13	25,080
	Total Automotive	805,470

	Banking & Financial Services (5.2%)

105,000	AmeriCredit Corp., 9.25%, due 05/01/09	111,300	+
150,000	Asian Development Bank (Supranational), 6.75%, due 06/11/07	163,860
150,000	Bank of America Corp., 5.875%, due 02/15/09	160,579
125,000	Bank One Corp., 6.5%, due 02/01/06	131,680
100,000	Boeing Capital Corp., 4.75%, due 08/25/08	102,816
50,000	CB Richard Ellis Services, Inc., 11.25%, due 06/15/11	57,250
125,000	Citigroup, Inc., 5%, due 03/06/07	129,547
100,000	Countrywide Home Loans, Inc., 5.625%, due 05/15/07	105,100

65,000	Dollar Financial Group, Inc., 9.75%, due 11/15/11	69,550
100,000	First Union National Bank, 7.8%, due 08/18/10	116,606
55,000	Forest City Enterprises, Inc., 7.625%, due 06/01/15	55,275
125,000	General Electric Capital Corp., 5.875%, due 02/15/12	132,365
50,000	Goldman Sachs Group, Inc., 6.65%, due 05/15/09	54,706
75,000	Host Marriott Corp., 9.5%, due 01/15/07	82,125
150,000	International Bank of Reconstruction & Development, 5%, due 03/28/06	155,746
125,000	International Lease Finance Corp., 5.875%, due 05/01/13	129,446
75,000	John Deere Capital Corp., 5.1%, due 01/15/13	75,107
125,000	Lehman Brothers Holdings, Inc., 6.25%, due 05/15/06	131,749
125,000	Mellon Funding Corp., 4.875%, due 06/15/07	129,487
60,000	Meristar Hospitality Corp., 10.5%, due 06/15/09	65,100	+
100,000	Morgan Stanley, 6.75%, due 04/15/11	109,676
50,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	62,469
75,000	PNC Funding Corp., 5.25%, due 11/15/15	72,101
80,000	Poster Financial Group, Inc., (144A), 8.75%, due 12/01/11	81,000	* +
125,000	Textron Financial Corp., 5.875%, due 06/01/07	132,339
125,000	US Bank National Association, 6.3%, due 02/04/14	134,442
125,000	Washington Mutual, Inc., 5.625%, due 01/15/07	131,637
125,000	Wells Fargo & Co., 6.45%, due 02/01/11	137,054
25,000	Western Financial Bank, 9.625%, due 05/15/12	27,500
	Total Banking & Financial Services	3,047,612

	Beverages, Food & Tobacco (0.7%)

50,000	Anheuser Busch Companies, Inc., 5.75%, due 04/01/10	53,137
50,000	Dole Foods Co., Inc., 8.875%, due 03/15/11	53,250
75,000	General Mills, Inc., 6%, due 02/15/12	78,895
50,000	Kellogg Co., 7.45%, due 04/01/31	58,412
75,000	Sara Lee Corp., 3.875%, due 06/15/13	68,517
85,000	Standard Commercial Corp., (144A), 8%, due 04/15/12	85,212	*
35,000	Viskase Cos., Inc., (144A), 11.5%, due 06/15/11	35,175	*
	Total Beverages, Food & Tobacco	432,598

	Chemicals (0.8%)

65,000	Equistar Chemical, LP, 10.125%, due 09/01/08	70,850

35,000	Foamex, LP/Foamex Capital Corp., 10.75%, due 04/01/09	34,475
15,000	Huntsman International, LLC, 9.875%, due 03/01/09	15,975
40,000	ISP Chemco, 10.25%, due 07/01/11	44,600
25,000	ISP Holdings, Inc., 10.625%, due 12/15/09	27,500
20,000	Kraton Polymers, LLC, (144A), 8.125%, due 01/15/14	20,300	*
5,000	Lyondell Chemical Companies, Inc., 9.625%, due 05/01/07	5,287
25,000	Lyondell Chemical Companies, Inc., 11.125%, due 07/15/12	27,875
70,000	Nalco Co., (144A), 7.75%, due 11/15/11	73,150	*
55,000	Radnor Holdings Corp., 11%, due 03/15/10	46,887
35,000	Resolution Performance Products, LLC, 9.5%, due 04/15/10	36,575	+
50,000	Rohm and Haas Co., 7.4%, due 07/15/09	56,695
	Total Chemicals	460,169

	Commercial Services (1.7%)

160,000	Allied Waste North America, 6.375%, due 04/15/11	156,000
20,000	Coinmach Corp., 9%, due 02/01/10	20,300
20,000	Ferrellgas Partners, LP, (144A), 6.75%, due 05/01/14	19,300	*
90,000	H&E Equipment Services, LLC, 11.125%, due 06/15/12	91,125
55,000	Muzak LLC/Muzak Finance Corp., 10%, due 02/15/09	49,362
60,000	NationsRent, Inc., (144A), 9.5%, due 10/15/10	64,200	*
70,000	NDCHealth Corp., 10.5%, due 12/01/12	77,000
50,000	Service Corp. International, 6.875%, due 10/01/07	51,500
55,000	United Agri Products, (144A), 8.25%, due 12/15/11	59,675	*
65,000	United Rentals North America, Inc., 7%, due 02/15/14	58,825	+
75,000	United Rentals North America, Inc., 7.75%, due 11/15/13	72,375
25,000	Williams Scotsman, Inc., 10%, due 08/15/08	27,000
25,000	Xerox Corp., 7.125%, due 06/15/10	25,687
70,000	Xerox Corp., 7.625%, due 06/15/13	71,662
100,000	Xerox Corp., 9.75%, due 01/15/09	114,000
	Total Commercial Services	958,011

	Communications (0.3%)

80,000	Consolidated Communications, Inc., (144A), 9.75%, due 04/01/12	80,400	*
30,000	DirecTV Holdings, LLC, 8.375%, due 03/15/13	33,600
65,000	PanAmSat Corp., (144A), 9%, due 08/15/14	65,000	*
5,000	Telex Communications, Inc., 11.5%, due 10/15/08	5,362
	Total Communications	184,362

	Computer Services (0.5%)

75,000	IBM Corp., 6.5%, due 01/15/28	79,816
110,000	Solectron Corp., 9.625%, due 02/15/09	120,587	+
55,000	UGS Corp., (144A), 10%, due 06/01/12	58,300	*
	Total Computer Services	258,703

	Construction (0.3%)

105,000	Technical Olympic USA, Inc., 9%, due 07/01/10	108,675
35,000	Technical Olympic USA, Inc., 10.375%, due 07/01/12	36,925
	Total Construction	145,600

	Containers & Packaging (0.6%)

50,000	BWAY Corp., 10%, due 10/15/10	52,500
45,000	Owens-Brockway Glass Co., 7.75%, due 05/15/11	47,250
25,000	Owens-Brockway Glass Co., 8.75%, due 11/15/12	27,437	+
65,000	Pliant Corp., 11.125%, due 09/01/09	70,200
85,000	Tekni-Plex, Inc., Series B, 12.75%, due 06/15/10	82,875
40,000	U.S. Can Corp., 10.875%, due 07/15/10	40,600
	Total Containers & Packaging	320,862

	Electric Utilities (1.3%)

75,000	American Electric Power Co., Inc., Series D, 5.25%, due 06/01/15	72,715
100,000	DTE Energy Co., 7.05%, due 06/01/11	109,254
110,000	Edison Mission Energy Corp., 9.875%, due 04/15/11	124,025
150,000	FPL Group Capital, Inc., 6.125%, due 05/15/07	159,492
50,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11	55,007
90,000	PSEG Energy Holdings, Inc., 10%, due 10/01/09	103,050
50,000	Reliant Resources, Inc., 9.25%, due 07/15/10	53,125
95,000	Teco Energy, Inc., 7%, due 05/01/12	95,950
	Total Electric Utilities	772,618

	Electrical Equipment (0.1%)

25,000	UCAR Finance, Inc., 10.25%, due 02/15/12	28,125

	Electronics (0.4%)

100,000	Amkor Technology, Inc., 7.75%, due 05/15/13	85,250	+
35,000	Freescale Semiconductor, Inc., (144A), 7.125%, due 07/15/14	35,262	*
19,000	ON Semiconductor Corp., 12%, due 03/15/10	21,802
3,000	ON Semiconductor Corp., 13%, due 05/15/08	3,382
60,000	Sanmina-SCI Corp., 10.375%, due 01/15/10	67,950
10,000	Stoneridge, Inc., 11.5%, due 05/01/12	11,800
25,000	Videotron Ltee, 6.875%, due 01/15/14	24,250
	Total Electronics	249,696

	Energy & Oil Services (0.7%)

35,000	Chesapeake Energy Corp., (144A), 7%, due 08/15/14	35,175	*
40,000	El Paso Corp., 6.95%, due 12/15/07	38,600	+
25,000	El Paso Corp., 7.875%, due 06/15/12	23,000	+
75,000	Forest Oil Corp., 8%, due 12/15/11	80,812
5,000	Forest Oil Corp., (144A), 8%, due 12/15/11	5,387	*
45,000	Hanover Compressor Co., 9%, due 06/01/14	47,250
90,000	NRG Energy, Inc., (144A), 8%, due 12/15/13	92,250	*
25,000	PSEG Energy Holdings, Inc., 8.5%, due 06/15/11	27,187
35,000	Westport Resources Corp., 8.25%, due 11/01/11	39,725
	Total Energy & Oil Services	389,386

	Entertainment & Leisure (0.7%)

40,000	Cinemark USA, Inc., 9%, due 02/01/13	43,800	+
85,000	Gaylord Entertainment Co., 8%, due 11/15/13	87,125
5,000	Hollywood Casino Corp., 13%, due 08/01/06	4,000	#
100,000	Majestic Star Casino LLC / Majestic Star Casino Capital, 9.5%, due 10/15/10	101,500
5,000	Mandalay Resort Group, 9.375%, due 02/15/10	5,525
15,000	Mikohn Gaming Corp., Series B, 11.875%, due 08/15/08	15,825
50,000	Park Place Entertainment, Inc., 9.375%, due 02/15/07	55,000
45,000	Penn National Gaming, Inc., 8.875%, due 03/15/10	49,050
15,000	Premier Entertainment Biloxi, LLC, (144A), 10.75%, due 02/01/12	15,975	*
35,000	Six Flags, Inc., 9.5%, due 02/01/09	34,213
20,000	Warner Music Group, (144A), 7.375%, due 04/15/14	19,200	*
	Total Entertainment & Leisure	431,213

	Financial Services (0.2%)

100,000	Household Finance Corp., 5.75%, due 01/30/07	105,450

	Foods, Hotels & Restaurants (0.6%)

95,000	Ahold Finance USA, Inc., 8.25%, due 07/15/10	101,650
55,000	DiGiorgio Corp., 10%, due 06/15/07	55,413	+
75,000	Kroger Co., 5.5%, due 02/01/13	75,461	+
105,000	Mortons Restaurant Group, 7.5%, due 07/01/10	98,175
35,000	Stater Brothers Holdings, (144A), 8.125%, due 06/15/12	35,700	*
	Total Foods, Hotels & Restaurants	366,399

	Healthcare (0.4%)

15,000	Concentra Operating Corp., 9.5%, due 08/15/10	16,200
60,000	Concentra Operating Corp., (144A), 9.125%, due 06/01/12	63,750	*
35,000	Psychiatric Solutions, Inc., 10.625%, due 06/15/13	39,550
50,000	Tenet Healthcare Corp., 7.375%, due 02/01/13	46,250	+
70,000	Tenet Healthcare Corp., (144A), 9.875%, due 07/01/14	72,450	* +
	Total Healthcare	238,200

	Home Construction, Furnishings & Appliances (0.2%)

45,000	Interactive Health, LLC, (144A), 7.25%, due 04/01/11	40,500	*
25,000	Nortek, Inc., 9.875%, due 06/15/11	29,188
40,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	44,800

	Total Home Construction, Furnishings & Appliances	114,488

	Household Products (0.1%)

50,000	Procter & Gamble Co., 6.875%, due 09/15/09	56,189

	Insurance (0.3%)

80,000	Leucadia National Corp., 7%, due 08/15/13	78,000
50,000	Metlife, Inc., 6.125%, due 12/01/11	53,479
50,000	Progressive Corp., 6.375%, due 01/15/12	54,396
	Total Insurance	185,875

	Machinery (0.2%)

95,000	Case New Holland, Inc., (144A), 9.25%, due 08/01/11	103,550	*
35,000	JLG Industries, Inc., 8.25%, due 05/01/08	36,575
	Total Machinery	140,125

	Media - Broadcasting & Publishing (2.9%)

15,000	American Achievement Corp., (144A), 8.25%, due 04/01/12	15,375	*
30,000	American Media Operation, Inc., 8.875%, due 01/15/11	29,925	+
175,000	Charter Communications Capital Corp., (144A), 8%, due 04/30/12	169,313	*
25,000	Charter Communications Holdings, LLC, 9.92%, due 04/01/11	18,938	+
25,000	Charter Communications Holdings, LLC, 10%, due 05/15/11	18,938
125,000	Comcast Cable Communications Corp., 6.75%, due 01/30/11	136,066
10,000	CSC Holdings, Inc., 8.125%, due 07/15/09	10,325
100,000	CSC Holdings, Inc., 8.125%, due 08/15/09	104,000
55,000	CSC Holdings, Inc., 10.5%, due 05/15/16	61,600	+
50,000	Dex Media East, LLC, 9.875%, due 11/15/09	56,375
10,000	Dex Media West, LLC, 8.5%, due 08/15/10	10,950
100,000	Echostar DBS Corp., 6.375%, due 10/01/11	99,000
145,000	LBI Media, Inc., 10.125%, due 07/15/12	160,588
20,000	Lodgenet Entertainment Corp., 9.5%, due 06/15/13	21,850
25,000	Mediacom Broadband, LLC, 11%, due 07/15/13	25,750
60,000	Mediacom, LLC, 9.5%, due 01/15/13	56,100	+
75,000	News America, Inc., 6.55%, due 03/15/33	76,199
70,000	Primedia, Inc., 8.875%, due 05/15/11	68,600
20,000	Primedia, Inc., (144A), 8%, due 05/15/13	18,600	*
75,000	Radio One, Inc., 8.875%, due 07/01/11	82,500
60,000	Readers Digest Association, Inc., 6.5%, due 03/01/11	59,400
100,000	Time Warner Entertainment, Inc., 7.25%, due 09/01/08	110,440
50,000	Time Warner, Inc., 6.875%, due 05/01/12	54,418
105,000	Vertis, Inc., 10.875%, due 06/15/09	114,713	+
50,000	Viacom, Inc., 7.875%, due 07/30/30	59,092
25,000	Von Hoffmann Corp., 10.25%, due 03/15/09	27,250
	Total Media - Broadcasting & Publishing	1,666,305

	Medical Supplies (0.1%)

15,000	Universal Hospital Services, Inc., 10.125%, due 11/01/11	15,188
20,000	VWR International, Inc., (144A), 6.875%, due 04/15/12	20,200	*
15,000	VWR International, Inc., (144A), 8%, due 04/15/14	15,338	*
	Total Medical Supplies	50,726

	Metals (0.9%)

25,000	AK Steel Corp., 7.75%, due 06/15/12	23,125	+
150,000	AK Steel Corp., 7.875%, due 02/15/09	142,125	+
125,000	Alcoa, Inc., 4.25%, due 08/15/07	127,066
45,000	Euramax International, Inc., 8.5%, due 08/15/11	46,913
60,000	General Cable Corp., 9.5%, due 11/15/10	65,700
20,000	Hanover Compressor Co., 8.625%, due 12/15/10	21,000
25,000	Russel Metals, Inc., 6.375%, due 03/01/14	24,000
13,000	U.S. Steel Corp., 9.75%, due 05/15/10	14,463
50,000	Wolverine Tube, Inc., 10.5%, due 04/01/09	54,000
	Total Metals	518,392

	Oil & Gas (1.3%)

100,000	ConocoPhillips Co., 5.9%, due 10/15/32	98,151
125,000	Consolidated Natural Gas Co., 5.375%, due 11/01/06	130,756
35,000	El Paso Production Holding Co., 7.75%, due 06/01/13	33,425
70,000	Exco Resources, Inc., 7.25%, due 01/15/11	71,750
75,000	Kinder Morgan, Inc., 6.5%, due 09/01/12	79,941
50,000	Occidental Petroleum Corp., 8.45%, due 02/15/29	64,569
75,000	Pemex Project Funding Master Trust (Mexico), 9.125%, due 10/13/10	87,000
45,000	WH Holdings, Ltd./WH Capital Corp., 9.5%, due 04/01/11	47,025
5,000	Williams Companies, Inc., 7.625%, due 07/15/19	5,050
25,000	Williams Companies, Inc., 8.125%, due 03/15/12	27,313
105,000	Williams Companies, Inc., 8.625%, due 06/01/10	117,863
	Total Oil & Gas	762,843

	Paper & Forest Products (0.8%)

40,000	Abitibi-Consolidated, Inc., (144A), 7.75%, due 06/15/11	40,800	*
30,000	Buckeye Technologies, Inc., 8.5%, due 10/01/13	30,825
20,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	20,700
120,000	Georgia-Pacific Corp., 8.125%, due 05/15/11	133,800
20,000	Norske Skog Canada, Ltd. (Canada), 7.375%, due 03/01/14	20,000
50,000	Smurfit-Stone Container Corp., 8.25%, due 10/01/12	53,125
15,000	Tembec Industries, Inc., 8.5%, due 02/01/11	15,450
50,000	Tembec Industries, Inc., 8.625%, due 06/30/09	51,500
100,000	Weyerhaeuser Co., 6.75%, due 03/15/12	109,186
	Total Paper & Forest Products	475,386

	Pharmaceuticals (0.1%)

75,000	GlaxoSmithKline Capital, Inc., 4.375%, due 04/15/14	71,048	+

	Real Estate (0.2%)

60,000	American Real Estate Partners, LP/American Real Estate Finance Corp., (144A), 8.125%, due 06/01/12	61,500	*
75,000	EOP Operating, LP, 5.875%, due 01/15/13	76,682
	Total Real Estate	138,182

	Restaurants (0.2%)

70,000	Advantica Restaurant Group, Inc., 11.25%, due 01/15/08	72,100	+
45,000	Real Mex Restaurants, Inc., (144A), 10%, due 04/01/10	45,225	*
	Total Restaurants	117,325

	Retail (1.1%)

30,000	Barneys New York, Inc., 9%, due 04/01/08	31,200
50,000	Federated Department Stores, Inc., 6.625%, due 09/01/08	54,514
105,000	J.C. Penney Co., Inc., 9%, due 08/01/12	126,525
55,000	Jean Coutu Group, Inc., (144A), 8.5%, due 08/01/14	54,588	*
70,000	Payless Shoesource, Inc., 8.25%, due 08/01/13	68,250	+
45,000	Petro Stopping Centers, LP / Petro Financial Corp., 9%, due 02/15/12	45,788
25,000	Rite Aid Corp., 8.125%, due 05/01/10	26,063
55,000	Rite Aid Corp., 9.5%, due 02/15/11	60,088
40,000	Saks, Inc., 7%, due 12/01/13	39,100
20,000	Saks, Inc., 7.375%, due 02/15/19	19,000
75,000	Wal-Mart Stores, Inc., 7.55%, due 02/15/30	91,145
	Total Retail	616,261

	Telecommunications (0.8%)

50,000	France Telecom S.A. (France), 8.75%, due 03/01/11	58,433
70,000	Insight Midwest, LP, 10.5%, due 11/01/10	75,075
60,000	MCI, Inc., 7.735%, due 05/01/14	54,075
180,000	Nextel Communications, Inc., 7.375%, due 08/01/15	188,550

75,000	Rogers Wireless Communications, Inc., 9.625%, due 05/01/11	84,375
10,000	Rural Cellular Corp., 9.75%, due 01/15/10	9,325	+
20,000	Rural Cellular Corp., (144A), 8.25%, due 03/15/12	20,550	*
	Total Telecommunications	490,383

	Telephone Communications, exc. Radio (1.1%)

50,000	AT&T Wireless Services, Inc., 8.125%, due 05/01/12	58,423
75,000	BellSouth Corp., 6%, due 10/15/11	79,487
75,000	Deutsche Telekom International Finance AG (Germany), 8.5%, due 06/15/10	88,397
35,000	Qwest Capital Funding, Inc., 7.25%, due 02/15/11	30,188	+
150,000	Qwest Corp., (144A), 9.125%, due 03/15/12	164,625	*
50,000	Sprint Capital Corp., 8.75%, due 03/15/32	60,295
20,000	Triton PCS, Inc., 8.5%, due 06/01/13	18,600
75,000	Trump Holdings & Funding Corp., 11.625%, due 03/15/10	77,250
75,000	Verizon Global Funding Corp., 7.75%, due 12/01/30	86,039
	Total Telephone Communications, exc. Radio	663,304

	Transportation (0.2%)

50,000	Canadian National Railway Co. (Canada), 6.375%, due 10/15/11	54,650
75,000	Union Pacific Corp., 6.625%, due 02/01/29	77,959
	Total Transportation	132,609

	Utilities (1.0%)

225,000	AES Corp., 9.5%, due 06/01/09	243,281	+
180,000	Calpine Corp., (144A), 8.5%, due 07/15/10	144,900	*
150,000	Carolina Power & Light Corp., 5.95%, due 03/01/09	160,619
15,000	CMS Energy Corp., 9.875%, due 10/15/07	16,350
	Total Utilities	565,150

	Total Corporate Bonds (Cost: $15,907,650) (28.0%)	16,318,334

	Collateralized Mortgage Obligations (10.0%)

30,486	Citicorp Mortgage Securities (98-5-A1), 6.75%, due 03/25/25	30,639
854,660	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	857,454
543,101	Federal Home Loan Mortgage Corp. (2061-TA), 5.25%, due 10/15/27 (PAC)	548,863

1,157,029		Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,195,685
1,000,000		Federal Home Loan Mortgage Corp. (2682-XK), 3%, due 01/15/21 (PAC)	982,850
933,601		Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	929,888
1,042,223		Federal National Mortgage Association (01-14-SH), 22.75%, due 03/25/30 (I/F)	1,275,274
		Total Collateralized Mortgage Obligations (Cost: $5,679,378)	5,820,653

		Foreign Government Bonds & Notes (6.0%)

EUR	490,000	Federal Republic of Germany, 5.25%, due 01/04/08	628,783
CAD	160,000	Government of Canada, 5%, due 09/01/04	120,644
CAD	105,000	Government of Canada, 5.5%, due 06/01/10	83,484
EUR	386,000	Government of France, 5.25%, due 04/25/08	496,744
EUR	60,000	Government of Portugal, 5.375%, due 06/23/08	77,695
EUR	285,000	Government of Spain, 5.15%, due 07/30/09	368,300
EUR	125,000	Hellenic Republic (Greece), 6%, due 02/19/06	158,127
EUR	15,000	Hypothekenbank in Essen AG (Germany), 4.25%, due 07/06/09	18,556
EUR	69,000	Hypothekenbank in Essen AG (Germany), (144A), 4.25%, due 07/06/09	85,024	*
EUR	105,000	Kingdom of Belgium, 6.25%, due 03/28/07	136,920
DKK	345,000	Kingdom of Denmark, 7%, due 12/15/04	56,809
NOK	1,690,000	Kingdom of Norway, 5.5%, due 05/15/09	259,961
SEK	910,000	Kingdom of Sweden, 5%, due 01/28/09	124,050
	$75,000	Province of Manitoba (Canada), 5.5%, due 10/01/08	79,751
	$75,000	Province of Quebec (Canada), 7.5%, due 09/15/29	92,246
EUR	165,000	Republic of Ireland, 4%, due 04/18/10	201,603
	$75,000	Republic of Italy, 4.375%, due 10/25/06	76,964
EUR	330,000	Republic of Italy, 5%, due 05/01/08	421,460
		Total Foreign Government Bonds & Notes (Cost: $2,709,389)	3,487,121

		U.S. Government Agency Obligations (31.6%)

	$2,000,000	Federal Home Loan Mortgage Corp., 4%, due 09/15/15	1,999,760
	1,000,000	Federal Home Loan Mortgage Corp., 4.5%, due 10/15/30	915,900
	1,000,000	Federal Home Loan Mortgage Corp., 4.875%, due 03/15/07	1,040,810

592,399	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	597,025
307,602	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	309,718
722,285	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	734,701
700,000	Federal National Mortgage Association, 3.75%, due 05/17/07	701,862
1,300,000	Federal National Mortgage Association, 4.25%, due 07/15/07	1,331,291	+
550,000	Federal National Mortgage Association, 5.25%, due 04/15/07	577,544
638,063	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	647,437
1,324,466	Federal National Mortgage Association, Pool #555114, 5.5%, due 12/01/17	1,360,067
1,868,573	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	1,803,752
792,165	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	827,068
1,921,749	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	1,855,083
963,565	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	940,382
918,922	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	921,505
1,935,560	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	1,843,021
	Total U.S. Government Agency Obligations (Cost: $18,328,454)	18,406,926

	U.S. Treasury Bonds (8.4%)

900,000	U.S. Treasury Bonds, 6.125%, due 11/15/27	999,558
710,000	U.S. Treasury Bonds, 7.125%, due 02/15/23	871,305
550,000	U.S. Treasury Bonds, 8.5%, due 02/15/20	752,983
850,000	U.S. Treasury Bonds, 11.25%, due 02/15/15	1,322,014
750,000	U.S. Treasury Bonds, 12%, due 08/15/13	989,880
	Total U.S. Treasury Bonds (Cost: $5,047,935)	4,935,740

	U.S. Treasury Notes (9.0%)

1,350,000	U.S. Treasury Note, 1.625%, due 04/30/05	1,347,462
500,000	U.S. Treasury Note, 1.875%, due 11/30/05	497,345
150,000	U.S. Treasury Note, 4.375%, due 05/15/07	155,367
1,150,000	U.S. Treasury Note, 4.75%, due 11/15/08	1,206,063
1,950,000	U.S. Treasury Note, 4.875%, due 02/15/12	2,031,647
	Total U.S. Treasury Notes (Cost: $5,299,428)	5,237,884

	Total Fixed Income Securities (Cost: $52,972,234) (93.0%)	54,206,658

Number of Shares or Warrants	Equity Securities
30	Barneys New York, Inc., (144A), Warrants, expire 02/01/08 (Retail)	2,149	* **
300	Travel Centers of America, Inc., Warrants, expire 05/01/09 (Entertainment & Leisure)	1,125	**
67	WRC Media Corp., (144A), Common Stock (Media - Broadcasting & Publishing)	—	* **
	Total Equity Securities (Cost: $0) (0.0%)	3,274

Principal Amount	Short-Term Investments
$165,520	Bank of America, 1.313%, due 10/19/04	165,520	***
7,131	Bank of Montreal, 1.37%, due 08/23/04	7,131	***
141,874	Bank of Nova Scotia, 1.32%, due 08/13/04	141,874	***
47,292	Bear Stearns Companies, Inc., 1.448%, due 12/15/04	47,292	***
89,854	BGI Institutional Money Market Fund, 1.265%, due 08/02/04	89,854	***
236,457	BNP Paribas, 1.405%, due 09/13/04	236,457	***
94,583	Canadian Imperial Bank of Commerce, 1.355%, due 11/04/04	94,583	***
70,937	Credit Suisse First Boston Corp., 1.321%, due 09/08/04	70,937	***
118,229	Den Danske Bank, 1.27%, due 08/06/04	118,229	***
118,229	Deutsche Bank, 1.313%, due 10/12/04	118,229	***
47,291	Dexia Group, 1.505%, due 10/01/04	47,291	***
47,291	Federal National Mortgage Association, 1.301%, due 08/11/04	47,291	***
2,262,223	Foreign Currency Call Accounts	2,237,398
23,646	Fortis Bank, 1.29%, due 09/03/04	23,646	***
47,291	Fortis Bank, 1.42%, due 09/14/04	47,291	***
118,229	Fortis Bank, 1.52%, due 10/01/04	118,229	***
94,228	Govco, Inc., 1.252%, due 08/02/04	94,228	***
141,874	Greyhawk Funding, 1.341%, due 08/18/04	141,874	***
23,646	Halifax Bank of Scotland, 1.3%, due 09/03/04	23,646	***
1,425,807	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	1,425,807
117,965	Jupiter Securitization Corp., 1.341%, due 08/18/04	117,965	***
147,199	Merrill Lynch Premier Institutional Fund, 1.278%, due 08/02/04	147,199	***

368,873	Merrimac Cash Fund-Premium Class, 1.199%, due 08/02/04	368,873	***
70,937	Royal Bank of Canada, 1.25%, due 08/04/04	70,937	***
127,687	Royal Bank of Scotland, 1.25%, due 08/04/04	127,687	***
117,949	Sheffiled Receivables Corp., 1.332%, due 08/16/04	117,949	***
236,457	Toronto Dominion Bank, 1.09%, due 08/02/04	236,457	***
165,520	Wells Fargo & Co., 1.28%, due 08/27/04	165,520	***
118,229	Wells Fargo & Co., 1.33%, due 08/17/04	118,229	***
117,550	Wells Fargo & Co., 1.34%, due 08/18/04	117,550	***

	Total Short-Term Investments (Cost: $6,909,997) (11.8%)	6,885,173

	Total Investments (Cost: $59,882,231) (104.8%)	61,095,105

	Liabilities in Excess of Other Assets (-4.8%)	(2,817,361)
	Net Assets (100.0%)	$58,277,744

Notes to the Schedule of Investments:

CAD	-	Canadian Dollar.
DKK	-	Danish Krone.
EUR	-	Euro Currency.
NOK	-	Norwegian Krone.
SEK	-	Swedish Krona.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC	-	Planned Amortization Class.
*

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2004, the value of these securities amounted to $2,019,098 or 3.5% of net assets.

**		Non-income producing.
***		Represents investments of security lending collateral.
+		Security partially or fully lent.
#		Company is not making interest payments.

TCW Galileo High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2004

Principal Amount	Fixed Income Securities	Value

	Advertising (1.3% of Net Assets)

$3,175,000	Advanstar Communications, Inc., 10.75%, due 08/15/10	$3,508,375	+

	Aerospace/Defense (1.0%)

750,000	BE Aerospace, Inc., 9.5%, due 11/01/08	757,500	+
1,925,000	Sequa Corp., 8.875%, due 04/01/08	2,059,750
	Total Aerospace/Defense	2,817,250

	Airlines (0.2%)

600,000	Petroleum Helicopters, Inc., 9.375%, due 05/01/09	631,500

	Automotive (2.5%)

1,500,000	Collins & Aikman Products Corp., 10.75%, due 12/31/11	1,515,000	+
1,675,000	Dura Operating Corp., 9%, due 05/01/09	1,599,625	+
1,275,000	Eagle-Picher Industries, Inc., 9.75%, due 09/01/13	1,377,000
1,225,000	Keystone Automotive Operations, Inc., 9.75%, due 11/01/13	1,310,750
550,000	Navistar International Corp., 7.5%, due 06/15/11	566,500
468,000	TRW Automotive, Inc., 9.375%, due 02/15/13	533,520
	Total Automotive	6,902,395

	Banking & Financial Services (4.8%)

1,550,000	AmeriCredit Corp., 9.25%, due 05/01/09	1,643,000	+
601,000	CB Richard Ellis Services, Inc., 9.75%, due 05/15/10	661,100
1,125,000	CB Richard Ellis Services, Inc., 11.25%, due 06/15/11	1,288,125
2,250,000	Dollar Financial Group, Inc., 9.75%, due 11/15/11	2,407,500
1,825,000	Host Marriott Corp., 9.5%, due 01/15/07	1,998,375
2,040,000	Meristar Hospitality Corp., 10.5%, due 06/15/09	2,213,400	+
525,000	Metris Companies, Inc., 10.125%, due 07/15/06	509,250	+
2,725,000	Poster Financial Group, Inc., (144A), 8.75%, due 12/01/11	2,759,062	* +
	Total Banking & Financial Services	13,479,812

1

	Beverages, Food & Tobacco (1.9%)

975,000	Del Monte Corp., 8.625%, due 12/15/12	1,057,875
1,900,000	Dole Foods Co., Inc., 8.875%, due 03/15/11	2,023,500
1,225,000	Standard Commercial Corp., (144A), 8%, due 04/15/12	1,228,062	*
875,000	Viskase Cos., Inc., (144A), 11.5%, due 06/15/11	879,375	*
	Total Beverages, Food & Tobacco	5,188,812

	Chemicals (5.0%)

3,275,000	Equistar Chemical, LP, 10.125%, due 09/01/08	3,569,750
150,000	Equistar Chemical, LP, 10.625%, due 05/01/11	165,000
1,175,000	Foamex, LP/Foamex Capital Corp., 10.75%, due 04/01/09	1,157,375
775,000	Huntsman Co., LLC, (144A), 0.%, due 05/15/11	147,250	*
1,625,000	Huntsman International, LLC, 9.875%, due 03/01/09	1,730,625
1,825,000	ISP Holdings, Inc., 10.625%, due 12/15/09	2,007,500
725,000	Kraton Polymers, LLC, (144A), 8.125%, due 01/15/14	735,875	*
50,000	Lyondell Chemical Companies, Inc., 9.625%, due 05/01/07	52,875
925,000	Lyondell Chemical Companies, Inc., 11.125%, due 07/15/12	1,031,375
1,575,000	Radnor Holdings Corp., 11%, due 03/15/10	1,342,687	+
1,050,000	Resolution Performance Products, LLC, 9.5%, due 04/15/10	1,097,250	+
1,225,000	Rhodia S.A., (144A), 8.875%, due 06/04/11 (France)	1,053,500	* +
	Total Chemicals	14,091,062

	Commercial Services (8.0%)

1,750,000	Allied Waste North America, 8.5%, due 12/01/08	1,911,875
2,500,000	Allied Waste North America, Series B, 7.375%, due 04/15/14	2,406,250
575,000	Coinmach Corp., 9%, due 02/01/10	583,625
535,000	Ferrellgas Partners, LP, (144A), 6.75%, due 05/01/14	516,275	*
3,150,000	H&E Equipment Services, LLC, 11.125%, due 06/15/12	3,189,375

2

1,050,000	Mid American Waste System Exchange, 0%, due 02/15/05	—	#
2,275,000	Muzak LLC/Muzak Finance Corp., 10%, due 02/15/09	2,041,812
2,000,000	NationsRent, Inc., (144A), 9.5%, due 10/15/10	2,140,000	*
1,475,000	NDCHealth Corp., 10.5%, due 12/01/12	1,622,500
1,825,000	United Agri Products, (144A), 8.25%, due 12/15/11	1,980,125	*
2,225,000	United Rentals North America, Inc., 7.75%, due 11/15/13	2,147,125	+
725,000	Williams Scotsman, Inc., 10%, due 08/15/08	783,000
75,000	Xerox Corp., 7.625%, due 06/15/13	76,781
2,575,000	Xerox Corp., 9.75%, due 01/15/09	2,935,500
	Total Commercial Services	22,334,243

	Communications (2.3%)

2,050,000	Consolidated Communications, Inc., (144A), 9.75%, due 04/01/12	2,060,250	*
2,050,000	DirecTV Holdings, LLC, 8.375%, due 03/15/13	2,296,000
1,700,000	PanAmSat Corp., (144A), 9%, due 08/15/14	1,700,000	*
450,000	Telex Communications, Inc., 11.5%, due 10/15/08	482,625
	Total Communications	6,538,875

	Computer Services (1.1%)

1,500,000	Solectron Corp., 9.625%, due 02/15/09	1,644,375	+
1,425,000	UGS Corp., (144A), 10%, due 06/01/12	1,510,500	*
	Total Computer Services	3,154,875

	Construction (1.8%)

2,025,000	Standard Pacific Corp., 9.25%, due 04/15/12	2,227,500	+
725,000	Technical Olympic USA, Inc., 9%, due 07/01/10	750,375
1,925,000	Technical Olympic USA, Inc., 10.375%, due 07/01/12	2,030,875
	Total Construction	5,008,750

	Containers & Packaging (2.9%)

1,025,000	BWAY Corp., 10%, due 10/15/10	1,076,250
1,475,000	Owens-Brockway Glass Co., 8.75%, due 11/15/12	1,618,812
2,400,000	Pliant Corp., 11.125%, due 09/01/09	2,592,000
1,750,000	Tekni-Plex, Inc., Series B, 12.75%, due 06/15/10	1,706,250

3

1,225,000	U.S. Can Corp., 10.875%, due 07/15/10	1,243,375
	Total Containers & Packaging	8,236,687

	Electric Utilities (5.1%)

1,725,000	Allegheny Energy Supply Co., LLC, (144A), 8.75%, due 04/15/12	1,742,250	* +
3,775,000	Edison Mission Energy Corp., 9.875%, due 04/15/11	4,256,312
2,050,000	PSEG Energy Holdings, Inc., 10%, due 10/01/09	2,347,250
2,875,000	Reliant Resources, Inc., 9.25%, due 07/15/10	3,054,687
2,725,000	Teco Energy, Inc., 7%, due 05/01/12	2,752,250
	Total Electric Utilities	14,152,749

	Electrical Equipment (0.2%)

600,000	UCAR Finance, Inc., 10.25%, due 02/15/12	675,000

	Electronics (2.3%)

100,000	Amkor Technology, Inc., 7.75%, due 05/15/13	85,250	+
2,150,000	Amkor Technology, Inc., 9.25%, due 02/15/08	2,074,750	+
950,000	Freescale Semiconductor, Inc., (144A), 7.125%, due 07/15/14	957,125	*
2,025,000	Sanmina-SCI Corp., 10.375%, due 01/15/10	2,293,312
975,000	Stoneridge, Inc., 11.5%, due 05/01/12	1,150,500
	Total Electronics	6,560,937

	Energy & Oil Services (4.6%)

1,000,000	Chesapeake Energy Corp., (144A), 7%, due 08/15/14	1,005,000	*
5,275,000	El Paso Corp., 7.875%, due 06/15/12	4,853,000	+
1,100,000	Forest Oil Corp., 8%, due 06/15/08	1,182,500
875,000	Forest Oil Corp., (144A), 8%, due 12/15/11	942,812	*
1,380,000	Hanover Compressor Co., 9%, due 06/01/14	1,449,000
3,125,000	NRG Energy, Inc., (144A), 8%, due 12/15/13	3,203,125	*
325,000	Westport Resources Corp., 8.25%, due 11/01/11	368,875
	Total Energy & Oil Services	13,004,312

	Entertainment & Leisure (4.1%)

1,325,000	Cinemark USA, Inc., 9%, due 02/01/13	1,450,875	+
2,500,000	Gaylord Entertainment Co., 8%, due 11/15/13	2,562,500
850,000	Hollywood Casino Corp., 13%, due 08/01/06	680,000	#

4

2,500,000	Majestic Star Casino LLC / Majestic Star Casino Capital, 9.5%, due 10/15/10	2,537,500
1,835,000	Mandalay Resort Group, 9.375%, due 02/15/10	2,027,675
425,000	Mikohn Gaming Corp., Series B, 11.875%, due 08/15/08	448,375
1,250,000	Penn National Gaming, Inc., 8.875%, due 03/15/10	1,362,500
375,000	Premier Entertainment Biloxi, LLC, (144A), 10.75%, due 02/01/12	399,375	*
	Total Entertainment & Leisure	11,468,800

	Financial Services (1.5%)

1,650,000	BCP Caylux Holdings SCA, (144A), 9.625%, due 06/15/14 (Luxembourg)	1,711,875	*
2,500,000	Dow Jones CDX.NA.HY.3 Trust 3, Credit Linked Trust Certificates, (144A), 8%, due 12/29/09	2,468,750	* +
	Total Financial Services	4,180,625

	Foods, Hotels & Restaurants (2.8%)

1,025,000	Ahold Finance USA, Inc., 8.25%, due 07/15/10	1,096,750
2,085,000	DiGiorgio Corp., 10%, due 06/15/07	2,100,637	+
3,975,000	Mortons Restaurant Group, 7.5%, due 07/01/10	3,716,625
950,000	Stater Brothers Holdings, (144A), 8.125%, due 06/15/12	969,000	*
	Total Foods, Hotels & Restaurants	7,883,012

	Healthcare (2.5%)

1,350,000	Concentra Operating Corp., 9.5%, due 08/15/10	1,458,000
200,000	Concentra Operating Corp., (144A), 9.125%, due 06/01/12	212,500	*
640,000	Prime Medical Services, Inc., 8.75%, due 04/01/08	640,000
1,700,000	Psychiatric Solutions, Inc., 10.625%, due 06/15/13	1,921,000
1,300,000	Tenet Healthcare Corp., 7.375%, due 02/01/13	1,202,500	+
1,475,000	Tenet Healthcare Corp., (144A), 9.875%, due 07/01/14	1,526,625	* +
	Total Healthcare	6,960,625

	Home Construction, Furnishings & Appliances (2.9%)

1,775,000	D.R. Horton, Inc., 9.75%, due 09/15/10	2,076,750	+

5

1,250,000	Interactive Health, LLC, (144A), 7.25%, due 04/01/11	1,125,000	*
1,050,000	Nortek, Inc., 9.875%, due 06/15/11	1,225,875
3,225,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	3,612,000

	Total Home Construction, Furnishings & Appliances	8,039,625

	Insurance (0.8%)

2,425,000	Leucadia National Corp., 7%, due 08/15/13	2,364,375

	Machinery (1.2%)

2,375,000	Case New Holland, Inc., (144A), 9.25%, due 08/01/11	2,588,750	*
775,000	JLG Industries, Inc., 8.25%, due 05/01/08	809,875
	Total Machinery	3,398,625

	Media - Broadcasting & Publishing (8.4%)

400,000	American Achievement Corp., (144A), 8.25%, due 04/01/12	410,000	*
2,025,000	American Media Operation, Inc., 8.875%, due 01/15/11	2,019,937	+
225,000	Charter Communications Capital Corp., (144A), 8%, due 04/30/12	217,687	*
1,425,000	Charter Communications Holdings, LLC, 10.25%, due 09/15/10	1,435,687
1,575,000	Charter Communications Holdings, LLC, 11.125%, due 01/15/11	1,271,812
1,000,000	CSC Holdings, Inc., 10.5%, due 05/15/16	1,120,000	+
925,000	Dex Media East, LLC, 9.875%, due 11/15/09	1,042,938
250,000	Dex Media West, LLC, 8.5%, due 08/15/10	273,750
2,125,000	LBI Media, Inc., 10.125%, due 07/15/12	2,353,438
1,675,000	Lodgenet Entertainment Corp., 9.5%, due 06/15/13	1,829,938
3,550,000	Mediacom Broadband, LLC, 11%, due 07/15/13	3,656,500
425,000	Mediacom, LLC, 9.5%, due 01/15/13	397,375	+
2,150,000	Primedia, Inc., 8.875%, due 05/15/11	2,107,000
1,475,000	Readers Digest Association, Inc., 6.5%, due 03/01/11	1,460,250
2,725,000	Vertis, Inc., 10.875%, due 06/15/09	2,977,063	+
950,000	Von Hoffmann Corp., 10.25%, due 03/15/09	1,035,500
	Total Media - Broadcasting & Publishing	23,608,875

6

	Medical Supplies (0.3%)

925,000	Universal Hospital Services, Inc., 10.125%, due 11/01/11	936,563

	Metals (3.0%)

2,600,000	AK Steel Corp., 7.875%, due 02/15/09	2,463,500	+
1,525,000	Euramax International, Inc., 8.5%, due 08/15/11	1,589,813
1,600,000	General Cable Corp., 9.5%, due 11/15/10	1,752,000
675,000	Ispat Inland ULC (Canada), (144A), 9.75%, due 04/01/14	695,250	*
442,000	U.S. Steel Corp., 9.75%, due 05/15/10	491,725
1,175,000	Wolverine Tube, Inc., 10.5%, due 04/01/09	1,269,000
	Total Metals	8,261,288

	Oil & Gas (3.3%)

1,975,000	Exco Resources, Inc., 7.25%, due 01/15/11	2,024,375
2,625,000	WH Holdings, Ltd./WH Capital Corp., 9.5%, due 04/01/11	2,743,125
2,160,000	Williams Companies, Inc., 8.125%, due 03/15/12	2,359,800
1,775,000	Williams Companies, Inc., 8.625%, due 06/01/10	1,992,438
	Total Oil & Gas	9,119,738

	Paper & Forest Products (3.5%)

850,000	Abitibi-Consolidated, Inc., (144A), 7.75%, due 06/15/11	867,000	*
1,025,000	Buckeye Technologies, Inc., 8.5%, due 10/01/13	1,053,188
1,875,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	1,940,625
2,575,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	3,070,688	+
800,000	Smurfit-Stone Container Corp., 8.25%, due 10/01/12	850,000
450,000	Tembec Industries, Inc., 8.5%, due 02/01/11	463,500
1,575,000	Tembec Industries, Inc., 8.625%, due 06/30/09	1,622,250
	Total Paper & Forest Products	9,867,251

	Real Estate (0.9%)

2,375,000	American Real Estate Partners, LP/American Real Estate Finance Corp., (144A), 8.125%, due 06/01/12	2,434,375	*

7

	Restaurants (1.1%)

1,750,000	Advantica Restaurant Group, Inc., 11.25%, due 01/15/08	1,802,500	+
1,250,000	Real Mex Restaurants, Inc., (144A), 10%, due 04/01/10	1,256,250	*
	Total Restaurants	3,058,750

	Retail (3.4%)

1,575,000	Barneys New York, Inc., 9%, due 04/01/08	1,638,000
1,440,000	J.C. Penney Co., Inc., 9%, due 08/01/12	1,735,200
1,650,000	Jean Coutu Group, Inc., (144A), 8.5%, due 08/01/14	1,637,625	*
2,150,000	Payless Shoesource, Inc., 8.25%, due 08/01/13	2,096,250	+
1,025,000	Petro Stopping Centers, LP / Petro Financial Corp., 9%, due 02/15/12	1,042,938
1,300,000	Saks, Inc., 7%, due 12/01/13	1,270,750
	Total Retail	9,420,763

	Telecommunications (4.9%)

2,125,000	Insight Midwest, LP, 10.5%, due 11/01/10	2,279,063
1,125,000	MCI, Inc., 7.735%, due 05/01/14	1,013,906
5,100,000	Nextel Communications, Inc., 7.375%, due 08/01/15	5,342,250
1,800,000	Rogers Wireless Communications, Inc., 9.625%, due 05/01/11	2,025,000
2,025,000	Rural Cellular Corp., 9.75%, due 01/15/10	1,888,313	+
475,000	Rural Cellular Corp., (144A), 8.25%, due 03/15/12	488,063	*
775,000	Triton PCS, Inc., 9.375%, due 02/01/11	623,875	+
	Total Telecommunications	13,660,470

	Telephone Communications, exc. Radio (2.9%)

850,000	Qwest Capital Funding, Inc., 7.25%, due 02/15/11	733,125	+
4,925,000	Qwest Corp., (144A), 9.125%, due 03/15/12	5,405,188	*
2,000,000	Trump Holdings & Funding Corp., 11.625%, due 03/15/10	2,060,000
	Total Telephone Communications, exc. Radio	8,198,313

	Utilities (4.0%)

4,700,000	AES Corp., 9.5%, due 06/01/09	5,081,875	+
3,750,000	Calpine Corp., (144A), 8.5%, due 07/15/10	3,018,750	* +

8

2,750,000	CMS Energy Corp., 9.875%, due 10/15/07	2,997,500
	Total Utilities	11,098,125

	Total Fixed Income Securities (Cost: $262,653,271) (96.5%)	270,245,832

Number of Shares or Warrants	Equity Securities
1,575	Barneys New York, Inc., (144A), Warrants, expire 02/01/08 (Retail)	112,849	* **
2,047	Forman Petroleum Corp., Warrants, expire 06/01/04 (Energy & Oil Services)	—	**
4,150	GT Group Telecom, Inc., (144A), Warrants, expire 02/01/10 (Telecommunications)	—	* **
800	Pliant Corp., (144A), Warrants, expire 06/01/10 (Containers & Packaging)	—	* **
4,075	Travel Centers of America, Inc., Warrants, expire 05/01/09 (Entertainment & Leisure)	15,375	**
1,454	WRC Media Corp., (144A), Common Stock (Media - Broadcasting & Publishing)	—	* **
	Total Equity Securities (Cost: $45,001) (0.0%)	128,224

Principal Amount	Short-Term Investments
$3,003,551	Bank of America, 1.313%, due 10/19/04	3,003,551	***
129,397	Bank of Montreal, 1.37%, due 08/23/04	129,397	***
2,574,473	Bank of Nova Scotia, 1.32%, due 08/13/04	2,574,473	***
858,158	Bear Stearns Companies, Inc., 1.448%, due 12/15/04	858,158	***
1,630,499	BGI Institutional Money Market Fund, 1.265%, due 08/02/04	1,630,499	***
4,290,788	BNP Paribas, 1.405%, due 09/13/04	4,290,788	***
1,716,315	Canadian Imperial Bank of Commerce, 1.355%, due 11/04/04	1,716,315	***
1,287,236	Credit Suisse First Boston Corp., 1.321%, due 09/08/04	1,287,236	***
2,145,394	Den Danske Bank, 1.27%, due 08/06/04	2,145,394	***
2,145,394	Deutsche Bank, 1.313%, due 10/12/04	2,145,394	***
858,157	Dexia Group, 1.505%, due 10/01/04	858,157	***
858,157	Federal National Mortgage Association, 1.301%, due 08/11/04	858,157	***
429,079	Fortis Bank, 1.29%, due 09/03/04	429,079	***

9

858,158	Fortis Bank, 1.42%, due 09/14/04	858,158	***
2,145,394	Fortis Bank, 1.52%, due 10/01/04	2,145,394	***
1,709,879	Govco, Inc., 1.252%, due 08/02/04	1,709,879	***
2,574,473	Greyhawk Funding, 1.341%, due 08/18/04	2,574,473	***
429,079	Halifax Bank of Scotland, 1.3%, due 09/03/04	429,079	***
6,880,061	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	6,880,061
2,140,602	Jupiter Securitization Corp., 1.341%, due 08/18/04	2,140,602	***
2,671,089	Merrill Lynch Premier Institutional Fund, 1.278%, due 08/02/04	2,671,089	***
6,693,629	Merrimac Cash Fund-Premium Class, 1.199%, due 08/02/04	6,693,629	***
1,287,236	Royal Bank of Canada, 1.25%, due 08/04/04	1,287,236	***
2,317,025	Royal Bank of Scotland, 1.25%, due 08/04/04	2,317,025	***
2,140,321	Sheffiled Receivables Corp., 1.332%, due 08/16/04	2,140,321	***
4,290,788	Toronto Dominion Bank, 1.09%, due 08/02/04	4,290,788	***
3,003,551	Wells Fargo & Co., 1.28%, due 08/27/04	3,003,551	***
2,145,394	Wells Fargo & Co., 1.33%, due 08/17/04	2,145,394	***
2,133,077	Wells Fargo & Co., 1.34%, due 08/18/04	2,133,077	***
	Total Short-Term Investments (Cost: $65,346,354) (23.3%)	65,346,354

	Total Investments (Cost: $328,044,626) (119.8%)	335,720,410

	Liabilities in Excess of Other Assets (-19.8%)	(55,573,321)
	Net Assets (100.0%)	$280,147,089

Notes to the Schedule of Investments:

*

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2004, the value of these securities amounted to $52,105,498 or 18.6% of net assets.

**	Non-income producing.
***	Represents investments of security lending collateral.
+	Security partially or fully lent.
#	Company is not making interest payments.

10

TCW Galileo Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2004

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (15.4% of Net Assets)

$104,384	Federal Home Loan Mortgage Corp. (2432-FH), 1.794%, due 03/15/32	$105,039
1,000,000	Federal Home Loan Mortgage Corp. (2571-MJ), 3.5%, due 10/15/23	1,003,193
520,049	Federal Home Loan Mortgage Corp. (2585-FD), 1.594%, due 12/15/32	522,196
104,236	Federal National Mortgage Association (02-36-FK), 1.54%, due 12/25/29	104,364
71,849	First Nationwide Trust (01-2-3A1), 7%, due 06/25/31	71,709
258,344	Government National Mortgage Association (03-81-FH), 1.67%, due 03/20/29 (TAC)	258,437
385,216	Residential Accredit Loans, Inc. (02-QS16-A2), 1.65%, due 10/25/17	385,717
253,361	Washington Mutual MSC Mortgage Pass Through Certificates (03-MS4-2A4), 1.55%, due 02/25/33 (PAC)	254,202
	Total Collateralized Mortgage Obligations (Cost: $2,703,819)	2,704,857

	U.S. Government Agency Obligations (78.3%)

806,912	Federal Home Loan Mortgage Corp., Pool #1B1010, 3.176%, due 08/01/33	801,183
462,396	Federal Home Loan Mortgage Corp., Pool #310005, 7.947%, due 11/01/19	476,934
375,495	Federal Home Loan Mortgage Corp., Pool #610967, 3.876%, due 04/01/28	385,964
842,913	Federal Home Loan Mortgage Corp., Pool #780833, 2.773%, due 09/01/33	832,511
702,356	Federal Home Loan Mortgage Corp., Pool #789924, 4.862%, due 11/01/32	711,683
735,682	Federal Home Loan Mortgage Corp., Pool #G50513, 5.5%, due 01/01/08	753,309
114,875	Federal National Mortgage Association, Pool #392536, 7.6%, due 08/01/27	116,982
668,691	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	706,512
408,096	Federal National Mortgage Association, Pool #661691, 4.794%, due 10/01/32	412,912
857,442	Government National Mortgage Association II, Pool #781714, 6.5%, due 12/15/17	909,695
184,364	Government National Mortgage Association II, Pool #80022, 5.625%, due 12/20/26	187,563

1

478,562	Government National Mortgage Association II, Pool #80636, 4.5%, due 09/20/32	479,979
82,142	Government National Mortgage Association II, Pool #80747, 3.5%, due 10/20/33	82,589
824,626	Government National Mortgage Association II, Pool #80764, 3.5%, due 11/20/33	829,129
912,337	Government National Mortgage Association II, Pool #80766, 4%, due 11/20/33	925,949
990,239	Government National Mortgage Association II, Pool #80869, 3.5%, due 04/20/34	988,892
995,900	Government National Mortgage Association II, Pool #80937, 4%, due 06/20/34	1,008,180
1,843,329	Government National Mortgage Association, Pool #80734, 3%, due 09/20/33	1,835,329
861,153	Government National Mortgage Association, Pool #80749, 4%, due 10/20/33	873,967
394,301	Government National Mortgage Association, Pool #80757, 3.5%, due 10/20/33	396,663
	Total U.S. Government Agency Obligations (Cost: $13,758,833)	13,715,925

	Total Fixed Income Securities (Cost: $16,462,652) (93.7%)	16,420,782

	Short-Term Investments

450,000	BMW US Capital Corp., 1.32%, due 08/02/04 (Commercial Paper)	449,967
500,000	Halifax Bank of Scotland Treasury Services, 1.28%, due 08/02/04 (Commercial Paper)	499,964
30,351	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	30,351
	Total Short-Term Investments (Cost: $980,282) (5.6%)	980,282

	Total Investments (Cost: $17,442,934) (99.3%)	17,401,064

	Excess of Other Assets over Liabilities (0.7%)	115,929
	Net Assets (100.0%)	$17,516,993

Notes to the Schedule of Investments:

PAC	-	Planned Amortization Class.
TAC	-	Target Amortization Class.

2

TCW Galileo Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2004

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (52.7% of Net Assets)

$3,418,639	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	$3,429,815
755,015	Federal Home Loan Mortgage Corp. (1422-SA), 16.692%, due 11/15/07 (I/F)	820,181
425,017	Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09	433,109
3,877,245	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	4,031,909
89,647	Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13	92,071
1,086,202	Federal Home Loan Mortgage Corp. (2061-TA), 5.25%, due 10/15/27 (PAC)	1,097,727
3,816,539	Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28	3,890,237
2,699,441	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	2,776,267
4,420,906	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	4,454,549
6,731,962	Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32	7,346,859
4,383,080	Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32	3,929,256
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	7,287,280
2,716,969	Federal Home Loan Mortgage Corp. (2650-MS), 11.35%, due 07/15/33 (I/F)(TAC)	2,359,252
4,991,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	4,531,828
10,000,000	Federal Home Loan Mortgage Corp. (2682-XK), 3%, due 01/15/21 (PAC)	9,828,500
7,000,000	Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18	6,261,920
3,791,402	Federal Home Loan Mortgage Corp. (2702-CS), 7.358%, due 11/15/33 (I/F)	2,494,894
3,725,539	Federal Home Loan Mortgage Corp. (2781-HN), 5%, due 10/15/32	3,540,640
4,000,000	Federal Home Loan Mortgage Corp. (2822-SN), 6.83%, due 10/15/32 (I/F)	3,800,000

1

3,590,042	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	3,643,964
5,000,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	4,496,600
4,693,375	Federal National Mortgage Association (03-120-BK), 3.5%, due 11/25/16	4,526,244
7,763,557	Federal National Mortgage Association (04-29-L), 4%, due 09/25/17	7,588,130
18,590,775	Federal National Mortgage Association (04-52-SW), 5.65%, due 07/25/34 (I/O)	1,456,215
1,000,000	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F)(PAC)	1,039,850
3,959,230	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	4,126,943
518,395	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	554,730
868,514	First Nationwide Trust (01-5-A1), 6.75%, due 10/21/31	881,308
7,284,522	Government National Mortgage Association (02-41-SB), 4.88%, due 06/20/32 (I/F)(I/O)	458,196
3,398,387	Government National Mortgage Association (02-41-ZJ), 6%, due 06/20/32	3,446,508
7,008,097	Government National Mortgage Association (02-76-SG), 6.506%, due 10/16/29 (I/F)(I/O)	644,535
21,364,133	Government National Mortgage Association (03-42-SH), 5.401%, due 05/20/33 (I/F)(I/O)	1,618,547
336,027	Master Asset Securitization Trust (02-6-3A3), 6.25%, due 10/25/32	341,215
4,938,427	Master Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	4,861,585
215,374	Residential Accredit Loans, Inc. (97-QS13-A7), 7.25%, due 12/25/27	215,196
165,580	Residential Funding Mortgage Securities I (95-S21-A6), 7.5%, due 12/26/25	165,277
16,443	Residential Funding Mortgage Securities I (95-S7-A9), 8%, due 05/25/10 (I/O)	107
5,164,232	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	5,230,179
1,001,214	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	1,022,743
149,276	Washington Mutual, Inc. (02-S1-2A1), 6.5%, due 01/25/32	150,154
	Total Collateralized Mortgage Obligations (Cost: $121,992,155)	118,874,520

2

	U.S. Government Agency Obligations (43.1%)

74,026	Federal Home Loan Mortgage Corp., Pool #755183, 5.637%, due 12/01/15	75,241
1,222,006	Federal Home Loan Mortgage Corp., Pool #755363, 3.516%, due 09/01/30	1,267,892
2,458,246	Federal Home Loan Mortgage Corp., Pool #789924, 4.862%, due 11/01/32	2,490,892
51,046	Federal Home Loan Mortgage Corp., Pool #846317, 3.821%, due 08/01/26	52,337
187,378	Federal Home Loan Mortgage Corp., Pool #846510, 3.721%, due 04/01/25	193,151
468,355	Federal Home Loan Mortgage Corp., Pool #846732, 4.349%, due 01/01/30	484,138
224,296	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	225,839
276,108	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	278,008
499,596	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	503,033
500,000	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	503,440
1,672,501	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	1,725,286
420,089	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	441,749
10,000,000	Federal National Mortgage Association, 2.375%, due 12/15/05	9,974,400
2,695	Federal National Mortgage Association, Pool #029542, 8.75%, due 07/01/09	2,890
121	Federal National Mortgage Association, Pool #062420, 7.5%, due 03/01/06	125
167,989	Federal National Mortgage Association, Pool #124410, 3.606%, due 07/01/22	172,851
1,898,393	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	1,996,882
2,256,867	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	2,317,532
5,104,507	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	5,179,493

3

84,795	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	90,651
60,856	Federal National Mortgage Association, Pool #348025, 3.295%, due 06/01/26	61,466
2,925,416	Federal National Mortgage Association, Pool #655819, 4.951%, due 08/01/32	2,987,113
3,612,442	Federal National Mortgage Association, Pool #661856, 4.784%, due 10/01/32	3,692,530
5,359,635	Federal National Mortgage Association, Pool #671133, 5.168%, due 02/01/33	5,314,078
2,341,567	Federal National Mortgage Association, Pool #672272, 4.951%, due 12/01/32	2,376,877
4,941,799	Federal National Mortgage Association, Pool #676766, 4.735%, due 01/01/33	5,043,699
4,182,073	Federal National Mortgage Association, Pool #687847, 4.552%, due 02/01/33	4,164,215
5,663,915	Federal National Mortgage Association, Pool #692104, 5.103%, due 02/01/33	5,600,366
7,604,149	Federal National Mortgage Association, Pool #699866, 4.437%, due 04/01/33	7,540,502
4,136,367	Federal National Mortgage Association, Pool #704454, 4.246%, due 05/01/33	4,079,658
4,681,900	Federal National Mortgage Association, Pool #708820, 4.67%, due 06/01/33	4,625,951
6,726,121	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	6,492,792
4,625,883	Federal National Mortgage Association, Pool #728824, 3.948%, due 07/01/33	4,536,141
7,181,918	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	7,202,099
500,000	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	503,905
5,245,876	Government National Mortgage Association, Pool #80963, 3%, due 07/20/34	5,145,627
	Total U.S. Government Agency Obligations (Cost: $98,051,864)	97,342,849

	U.S. Treasury Securities (0.0%)

112,000	Certificates Accrual Treasury Strips, 0%, due 08/15/08	97,209
	Total U.S. Treasury Securities (Cost: $84,813)	97,209

	Total Fixed Income Securities (Cost: $220,128,832) (95.8%)	216,314,578

4

	Short-Term Investments

285,611	Investors Bank & Trust Depository Reserve, 0.4%, due 08/02/04	285,611
7,000,000	LaSalle Bank Corp., 1.31%, due 08/19/04 (Commercial Paper)	6,992,358
1,000,000	Toyota Motor Credit Corp., 1.28%, due 08/11/04 (Commercial Paper)	998,791
	Total Short-Term Investments (Cost: $8,276,759) (3.7%)	8,276,760

	Total Investments (Cost: $228,405,591) (99.5%)	224,591,338

	Excess of Other Assets over Liabilities (0.5%)	1,149,589
	Net Assets (100.0%)	$225,740,927

Notes to the Schedule of Investments:

I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
TAC	-	Target Amortization Class.

5

TCW Galileo Funds, Inc.

U.S. Fixed Income	July 31, 2004

Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders.  Therefore, no federal income tax provision is required.

At July 31, 2004, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Galileo Core Fixed Income Fund	TCW Galileo High Yield Bond Fund	TCW Galileo Short Term Bond Fund	TCW Galileo Total Return Bond Fund
Unrealized Appreciation	$1,782	$12,018	$42	$2,720
Unrealized (Depreciation)	(627)	(5,105)	(84)	(6,535)
Net Unrealized Appreciation (Depreciation)	$1,155	$6,913	$(42)	$(3,815)
Cost of Investments for Federal Income Tax Purposes	$59,967	$328,510	$17,443	$228,406

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		TCW Galileo Funds, Inc.

By (Signature and Title)	\s\	Alvin R. Albe, Jr.
Chief Executive Officer
Alvin R. Albe, Jr.
Chief Executive Officer

Date	9/17/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	\s\	Alvin R. Albe, Jr.
Chief Executive Officer
Alvin R. Albe, Jr.
Chief Executive Officer

Date		9/17/04

By (Signature and Title)	\s\	David S. DeVito
Chief Financial Officer
David S. DeVito
Chief Financial Officer

Date		9/17/04